UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
MuniCash
TempCash
T-Fund
Treasury Trust Fund
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2024

Date of reporting period: 10/31/2024

Item 1 – Report to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Liquid Federal Trust Fund

Institutional Shares | TFFXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Institutional Shares | TFFXX

Annual Shareholder Report — October 31, 2024

TFFXX-10/24-AR

BlackRock Liquid Federal Trust Fund

Administration Shares | BFTXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.58%
   7-Day Yield...
4.58%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Administration Shares | BFTXX

Annual Shareholder Report — October 31, 2024

BFTXX-10/24-AR

BlackRock Liquid Federal Trust Fund

Cash Management Shares | BFMXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$69	0.67%

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Cash Management Shares | BFMXX

Annual Shareholder Report — October 31, 2024

BFMXX-10/24-AR

BlackRock Liquid Federal Trust Fund

Dollar Shares | TSDXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.43%
   7-Day Yield...
4.43%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Liquid Federal Trust Fund

Dollar Shares | TSDXX

Annual Shareholder Report — October 31, 2024

TSDXX-10/24-AR

BlackRock Liquid Federal Trust Fund

Mischler Financial Group Shares | EDUXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$17	0.17%

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Federal Trust Fund

Mischler Financial Group Shares | EDUXX

Annual Shareholder Report — October 31, 2024

EDUXX-10/24-AR

BlackRock Liquid Federal Trust Fund

Stern Brothers Shares | SIGXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$17	0.17%

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Federal Trust Fund

Stern Brothers Shares | SIGXX

Annual Shareholder Report — October 31, 2024

SIGXX-10/24-AR

BlackRock Liquid Federal Trust Fund

Tigress Shares | EVEXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$17	0.17%

Key Fund statistics

Net Assets...
$5,485,003,715
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$9,157,797
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.68%
   7-Day Yield...
4.68%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
71.8%
U.S. Government Sponsored Agency Obligations...
24.4
Other Assets Less Liabilities...
3.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Liquid Federal Trust Fund

Tigress Shares | EVEXX

Annual Shareholder Report — October 31, 2024

EVEXX-10/24-AR

FedFund

Institutional Shares | TFDXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Institutional Shares | TFDXX

Annual Shareholder Report — October 31, 2024

TFDXX-10/24-AR

FedFund

Administration Shares | BLFXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.66%
   7-Day Yield...
4.66%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Administration Shares | BLFXX

Annual Shareholder Report — October 31, 2024

BLFXX-10/24-AR

FedFund

Capital Shares | BFCXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$22	0.22%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.71%
   7-Day Yield...
4.71%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Capital Shares | BFCXX

Annual Shareholder Report — October 31, 2024

BFCXX-10/24-AR

FedFund

Cash Management Shares | BFFXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$68	0.67%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.26%
   7-Day Yield...
4.26%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Management Shares | BFFXX

Annual Shareholder Report — October 31, 2024

BFFXX-10/24-AR

FedFund

Cash Reserve Shares | BFRXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.36%
   7-Day Yield...
4.36%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Cash Reserve Shares | BFRXX

Annual Shareholder Report — October 31, 2024

BFRXX-10/24-AR

FedFund

Dollar Shares | TDDXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.51%
   7-Day Yield...
4.51%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Dollar Shares | TDDXX

Annual Shareholder Report — October 31, 2024

TDDXX-10/24-AR

FedFund

Great Pacific Shares | GPAXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of August 12, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$4Footnote Reference(a)	0.17%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Great Pacific Shares commenced operations during the reporting period. Expenses for a full reporting would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Great Pacific Shares | GPAXX

Annual Shareholder Report — October 31, 2024

GPAXX-10/24-AR

FedFund

Mischler Financial Group Shares | HUAXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$17	0.17%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Mischler Financial Group Shares | HUAXX

Annual Shareholder Report — October 31, 2024

HUAXX-10/24-AR

FedFund

Penserra Shares | PSFXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of August 12, 2024 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$4Footnote Reference(a)	0.17%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Penserra Shares commenced operations during the reporting period. Expenses for a full reporting would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Penserra Shares | PSFXX

Annual Shareholder Report — October 31, 2024

PSFXX-10/24-AR

FedFund

Premier Shares | BUPXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$17	0.17%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Premier Shares | BUPXX

Annual Shareholder Report — October 31, 2024

BUPXX-10/24-AR

FedFund

Private Client Shares | BRPXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Client Shares	$70	0.68%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.25%
   7-Day Yield...
4.25%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Private Client Shares | BRPXX

Annual Shareholder Report — October 31, 2024

BRPXX-10/24-AR

FedFund

Select Shares | BFBXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

FedFund

Select Shares | BFBXX

Annual Shareholder Report — October 31, 2024

BFBXX-10/24-AR

FedFund

Stern Brothers Shares | SBIXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$17	0.17%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Stern Brothers Shares | SBIXX

Annual Shareholder Report — October 31, 2024

SBIXX-10/24-AR

FedFund

Tigress Shares | TIGXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$17	0.17%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

Tigress Shares | TIGXX

Annual Shareholder Report — October 31, 2024

TIGXX-10/24-AR

FedFund

WestCap Shares | WSTXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WestCap Shares	$17	0.17%

Key Fund statistics

Net Assets...
$177,508,609,419
Number of Portfolio Holdings...
184
Net Investment Advisory Fees...
$256,525,527
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.76%
   7-Day Yield...
4.76%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
51.0%
Repurchase Agreements...
39.5
U.S. Government Sponsored Agency Obligations...
9.8
Liabilities in Excess of Other Assets...
(0.3)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

FedFund

WestCap Shares | WSTXX

Annual Shareholder Report — October 31, 2024

WSTXX-10/24-AR

TempCash

Institutional Shares | TMCXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.85%
   7-Day Yield...
4.85%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Institutional Shares | TMCXX

Annual Shareholder Report — October 31, 2024

TMCXX-10/24-AR

TempCash

Dollar Shares | TCDXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$22	0.21%

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.82%
   7-Day Yield...
4.82%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Dollar Shares | TCDXX

Annual Shareholder Report — October 31, 2024

TCDXX-10/24-AR

TempCash

Great Pacific Shares | GPCXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$18	0.18%

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.85%
   7-Day Yield...
4.85%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

TempCash

Great Pacific Shares | GPCXX

Annual Shareholder Report — October 31, 2024

GPCXX-10/24-AR

TempCash

Premier Shares | TCPXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$19	0.18%

Key Fund statistics

Net Assets...
$20,856,481,189
Number of Portfolio Holdings...
263
Net Investment Advisory Fees...
$28,461,475
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.85%
   7-Day Yield...
4.85%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
37.6%
Time Deposits...
22.8
Repurchase Agreements...
19.6
Certificates of Deposit...
14.6
U.S. Treasury Obligations...
1.7
Municipal Bonds...
0.4
Corporate Bonds...
0.3
Other Assets Less Liabilities...
3.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

TempCash

Premier Shares | TCPXX

Annual Shareholder Report — October 31, 2024

TCPXX-10/24-AR

T-Fund

Institutional Shares | TSTXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.75%
   7-Day Yield...
4.75%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Institutional Shares | TSTXX

Annual Shareholder Report — October 31, 2024

TSTXX-10/24-AR

T-Fund

Administration Shares | BTAXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.65%
   7-Day Yield...
4.65%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Administration Shares | BTAXX

Annual Shareholder Report — October 31, 2024

BTAXX-10/24-AR

T-Fund

Capital Shares | BCHXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$23	0.22%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.70%
   7-Day Yield...
4.70%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Capital Shares | BCHXX

Annual Shareholder Report — October 31, 2024

BCHXX-10/24-AR

T-Fund

Cash Management Shares | BPTXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$69	0.67%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.25%
   7-Day Yield...
4.25%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Management Shares | BPTXX

Annual Shareholder Report — October 31, 2024

BPTXX-10/24-AR

T-Fund

Cash Reserve Shares | BTRXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.35%
   7-Day Yield...
4.35%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Cash Reserve Shares | BTRXX

Annual Shareholder Report — October 31, 2024

BTRXX-10/24-AR

T-Fund

Dollar Shares | TFEXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$43	0.42%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.50%
   7-Day Yield...
4.50%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Dollar Shares | TFEXX

Annual Shareholder Report — October 31, 2024

TFEXX-10/24-AR

T-Fund

Premier Shares | BEMXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$17	0.17%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.75%
   7-Day Yield...
4.75%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Premier Shares | BEMXX

Annual Shareholder Report — October 31, 2024

BEMXX-10/24-AR

T-Fund

Select Shares | BSLXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Key Fund statistics

Net Assets...
$110,323,899,544
Number of Portfolio Holdings...
112
Net Investment Advisory Fees...
$172,650,425
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.92%
   7-Day Yield...
3.92%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
58.0%
Repurchase Agreements...
42.1
Liabilities in Excess of Other Assets...
(0.1)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

T-Fund

Select Shares | BSLXX

Annual Shareholder Report — October 31, 2024

BSLXX-10/24-AR

Treasury Trust Fund

Institutional Shares | TTTXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$17	0.17%

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.66%
   7-Day Yield...
4.66%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Institutional Shares | TTTXX

Annual Shareholder Report — October 31, 2024

TTTXX-10/24-AR

Treasury Trust Fund

Administration Shares | BITXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$28	0.27%

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.56%
   7-Day Yield...
4.56%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Administration Shares | BITXX

Annual Shareholder Report — October 31, 2024

BITXX-10/24-AR

Treasury Trust Fund

Capital Shares | BUCXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$23	0.22%

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.61%
   7-Day Yield...
4.61%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Capital Shares | BUCXX

Annual Shareholder Report — October 31, 2024

BUCXX-10/24-AR

Treasury Trust Fund

Cash Management Shares | BTCXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$69	0.67%

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.16%
   7-Day Yield...
4.16%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Management Shares | BTCXX

Annual Shareholder Report — October 31, 2024

BTCXX-10/24-AR

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$58	0.57%

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.26%
   7-Day Yield...
4.26%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Cash Reserve Shares | BTFXX

Annual Shareholder Report — October 31, 2024

BTFXX-10/24-AR

Treasury Trust Fund

Dollar Shares | TTDXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$42	0.41%

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.42%
   7-Day Yield...
4.42%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Dollar Shares | TTDXX

Annual Shareholder Report — October 31, 2024

TTDXX-10/24-AR

Treasury Trust Fund

Select Shares | TSLXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$102	1.00%

Key Fund statistics

Net Assets...
$129,144,801,130
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$193,435,988
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.83%
   7-Day Yield...
3.83%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
99.1%
Other Assets Less Liabilities...
0.9

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

Treasury Trust Fund

Select Shares | TSLXX

Annual Shareholder Report — October 31, 2024

TSLXX-10/24-AR

MuniCash

Institutional Shares | MCSXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.21%

Key Fund statistics

Net Assets...
$3,994,911,196
Number of Portfolio Holdings...
235
Net Investment Advisory Fees...
$6,409,362
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.19%
   7-Day Yield...
3.19%

What did the Fund invest in?

(as of October 31, 2024)

Portfolio composition

Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
93.2%
Closed-End Investment Companies...
2.2
Other Assets Less Liabilities...
4.6

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

MuniCash

Institutional Shares | MCSXX

Annual Shareholder Report — October 31, 2024

MCSXX-10/24-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Federal Trust Fund	$26,214	$26,214	$0	$8,000	$9,900	$9,900	$0	$407
FedFund	$32,640	$32,640	$0	$8,000	$9,900	$9,900	$0	$407
MuniCash	$28,356	$28,356	$0	$0	$10,920	$10,900	$0	$407
TempCash	$28,356	$28,356	$0	$2,000	$9,900	$9,900	$0	$407
T-Fund	$31,416	$31,416	$0	$0	$9,900	$9,900	$0	$407
Treasury Trust Fund	$26,214	$26,214	$0	$0	$9,900	$9,900	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000
1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, tax distribution and analysis reviews.
3 Paid in their entirety by BlackRock, relating to a service organization review ("SSAE 18") and subscription to the Deloitte Accounting Research Tool. These amounts represent the aggregate fees paid by BlackRock and were not specifically allocated on a per Fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Federal Trust Fund	$9,900	$18,307
FedFund	$9,900	$18,307
MuniCash	$10,920	$11,307
TempCash	$9,900	$12,307
T-Fund	$9,900	$10,307
Treasury Trust Fund	$9,900	$10,307

              Additionally, amounts billed by D&T to the Investment Adviser and affiliated fund service providers during the current and previous fiscal years related to a service organization review ("SSAE 18") and subscription to the Deloitte Accounting Research Tool are:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
October 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
T-Fund
Treasury Trust Fund
MuniCash

Table of Contents
Page

Schedule of Investments
October 31, 2024
BlackRock Liquid Federal Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.13%, 12/04/24 ................. USD 9,032 $ 9,031,671
Federal Farm Credit Bank Discount Notes,
4.54%, 12/02/24
(a)
................ 28,615 28,497,464
Federal Farm Credit Bank Variable Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.17%),
4.98% , 01/23/25 ................ 28,245 28,245,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.95% , 05/27/25 ................ 30,510 30,510,000
(1-day SOFR at 0.00% Floor + 0.05%),
4.86% , 06/20/25 ................ 2,217 2,217,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.88% , 11/17/25 ................ 8,400 8,400,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.91% , 06/24/26 ................ 3,300 3,300,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.91% , 06/26/26 ................ 8,420 8,420,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.94% , 10/15/26 ................ 42,400 42,395,430
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.27%),
4.81% , 10/16/26 ................ 25,900 25,900,000
Federal Home Loan Bank Discount Notes
(a)
4.56% , 11/01/24 .................. 13,539 13,539,000
4.56% , 11/04/24 .................. 145,875 145,818,323
4.56% , 11/12/24 .................. 5,937 5,928,438
4.57% , 11/20/24 .................. 104,075 103,821,505
4.57% , 11/26/24 .................. 134,940 134,500,353
4.55% , 12/20/24 .................. 580 576,345
4.55% , 12/27/24 .................. 47,265 46,927,307
4.51% , 01/24/25 .................. 34,830 34,441,123
4.48% , 02/10/25 .................. 16,169 15,953,072
4.48% , 02/11/25 .................. 25,560 25,215,281
4.44% , 03/20/25 .................. 2,004 1,966,704
4.43% , 04/04/25 .................. 61,850 60,701,720
Federal Home Loan Bank Variable Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/06/24 ................ 8,190 8,190,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/12/24 ................ 8,190 8,190,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/18/24 ................ 9,600 9,600,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% , 11/19/24 ................ 44,700 44,700,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% , 11/22/24 ................ 13,100 13,100,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/29/24 ................ 70,000 70,000,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% , 12/02/24 ................ 44,800 44,800,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 12/16/24 ................ 35,300 35,300,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 01/13/25 ................ 45,600 45,600,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.84% , 02/03/25 ................ 24,400 24,400,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 02/25/25 ................ 50,000 50,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 02/27/25 ................ 12,600 12,600,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.85% , 03/05/25 ................ 13,400 13,400,000
(1-day SOFR at 0.00% Floor + 0.03%),
4.84% , 03/25/25 ................ 56,795 56,795,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.16%),
4.97% , 07/21/25 ................ USD 50,000 $ 50,000,000
(1-day SOFR at 0.00% Floor + 0.20%),
5.01% , 11/13/25 ................ 50,000 50,000,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.91% , 06/26/26 ................ 24,195 24,195,000
Total U.S. Government Sponsored Agency Obligations — 24.4%
(Cost: $ 1,337,175,736 ) ............................ 1,337,175,736
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
3.80% , 11/05/24 .................. 365,570 365,368,545
4.34% , 11/12/24 .................. 22,400 22,366,641
4.40% , 11/14/24 .................. 312,515 311,973,501
4.46% , 11/19/24 .................. 675 673,170
4.47% , 11/21/24 .................. 305,235 304,409,396
4.51% , 11/26/24 .................. 35,160 35,046,392
4.53% , 11/29/24 .................. 62,075 61,837,276
4.55% , 12/05/24 .................. 166,810 166,053,684
4.55% , 12/10/24 .................. 144,695 143,950,719
4.57% , 12/12/24 .................. 269,700 268,278,338
4.57% , 12/17/24 .................. 296,300 294,502,250
4.59% , 12/24/24 .................. 38,081 37,816,153
4.58% , 12/26/24 .................. 808 801,901
4.55% , 12/31/24 .................. 97,800 97,009,039
4.54% , 01/02/25 .................. 30,700 30,429,591
4.50% , 01/07/25 .................. 42,400 42,020,438
4.50% , 01/09/25 .................. 38,890 38,512,595
4.50% , 01/14/25 .................. 73,605 72,887,842
4.52% , 01/16/25 .................. 39,200 38,826,358
4.50% , 01/21/25 .................. 30,525 30,217,620
4.49% , 01/23/25 .................. 171,411 169,626,016
4.52% , 01/28/25 .................. 88,375 87,416,286
4.50% , 01/30/25 .................. 55,000 54,322,125
4.51% , 02/04/25 .................. 82,530 81,569,557
4.51% , 02/11/25 .................. 80,095 79,089,506
4.51% , 02/13/25 .................. 21,400 21,103,684
4.51% , 02/20/25 .................. 13,744 13,541,959
4.51% , 02/25/25 .................. 156,200 153,962,283
4.37% , 03/04/25 .................. 105,100 103,560,957
4.48% , 04/03/25 .................. 85,000 83,477,331
4.45% , 04/10/25 .................. 30,000 29,426,000
4.45% , 04/17/25 .................. 56,900 55,772,922
4.45% , 04/24/25 .................. 88,800 86,950,839
4.44% , 05/01/25 .................. 63,100 61,727,882
4.26% , 07/10/25 .................. 25,000 24,167,691
4.26% , 10/02/25 .................. 16,054 15,448,559
U.S. Treasury Notes
2.13% , 11/30/24 .................. 42,750 42,643,973
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
4.76% , 01/31/25
(b)
............... 50,000 50,011,643
1.13% , 02/28/25 .................. 2,128 2,101,065
2.75% , 02/28/25 .................. 2,949 2,927,171
3.88% , 03/31/25 .................. 1,180 1,174,436
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.73% , 04/30/25
(b)
............... 50,000 49,984,117
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.69% , 07/31/25
(b)
............... 59,255 59,247,252

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
BlackRock Liquid Federal Trust Fund

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.73% , 10/31/25
(b)
............... USD 38,111 $ 38,104,572
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.81% , 01/31/26
(b)
............... 75,000 75,000,000
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.74% , 07/31/26
(b)
............... 50,520 50,473,217
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.77% , 10/31/26
(b)
............... 85,800 85,800,000
Total U.S. Treasury Obligations — 71 .8%
(Cost: $ 3,941,612,492 ) ............................ 3,941,612,492
Total Investments — 96 .2%
(Cost: $ 5,278,788,228 ) ............................ 5,278,788,228
Other Assets Less Liabilities — 3.8% .................... 206,215,487
Net Assets — 100.0% ...............................
$ 5,485,003,715
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Obligations ................... $ — $ 1,337,175,736 $ — $ 1,337,175,736
U.S. Treasury Obligations ................................... — 3,941,612,492 — 3,941,612,492
$ — $ 5,278,788,228 $ — $ 5,278,788,228

Schedule of Investments
October 31, 2024
FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
5.13%, 12/04/24 ................. USD 213,740 $ 213,732,209
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.95% , 11/07/24 ................ 25,000 25,000,000
(1-day SOFR at 0.00% Floor + 0.05%),
4.86% , 06/20/25 ................ 57,547 57,547,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.88% , 11/17/25 ................ 219,100 219,100,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.91% , 06/24/26 ................ 95,300 95,300,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.91% , 06/26/26 ................ 230,525 230,525,000
Federal Home Loan Bank Discount Notes
(b)
4.56% , 11/04/24 .................. 162,689 162,622,433
4.56% , 11/12/24 .................. 158,386 158,157,572
4.57% , 11/26/24 .................. 300,000 299,015,625
4.55% , 12/26/24 .................. 700,000 695,056,111
4.50% , 01/06/25 .................. 10,000 9,906,133
4.51% , 01/24/25 .................. 174,110 172,166,062
4.51% , 01/27/25 .................. 1,058,639 1,046,793,712
4.48% , 02/03/25 .................. 50,000 49,398,139
4.48% , 02/10/25 .................. 484,554 478,083,051
4.48% , 02/11/25 .................. 698,330 688,911,856
4.44% , 03/20/25 .................. 147,996 145,241,712
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/06/24 ................ 207,410 207,410,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/07/24 ................ 214,000 214,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/12/24 ................ 207,410 207,410,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% - 4.82% 11/18/24 ........... 587,800 587,800,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% , 11/19/24 ................ 1,469,800 1,469,800,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 11/21/24 ................ 85,000 85,000,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% , 11/22/24 ................ 421,700 421,700,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% , 12/11/24 ................ 173,650 173,650,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% , 12/16/24 ................ 1,041,800 1,041,800,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 12/16/24 ................ 1,024,800 1,024,800,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 01/13/25 ................ 1,243,500 1,243,500,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.83% , 01/27/25 ................ 319,300 319,300,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.81% - 4.84% 02/03/25 ........... 1,469,300 1,469,300,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 02/25/25 ................ 212,200 212,200,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.82% , 02/27/25 ................ 372,300 372,300,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.85% , 03/05/25 ................ 447,000 447,000,000
(1-day SOFR at 0.00% Floor + 0.20%),
5.01% , 01/08/26 ................ 500,000 500,000,000
(1-day SOFR at 0.00% Floor + 0.20%),
5.01% , 01/15/26 ................ 300,000 300,000,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.91% , 06/26/26 ................ 631,285 631,285,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.95% , 09/23/26 ................ USD 418,300 $ 418,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.95% , 10/16/26 ................ 344,600 344,600,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.94% , 08/21/26 ................ 427,500 427,500,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.95% , 10/23/26 ................ 542,260 542,260,000
Total U.S. Government Sponsored Agency Obligations — 9.8%
(Cost: $ 17,407,471,615 ) ............................ 17,407,471,615
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
3.80% , 11/05/24 .................. 2,928,505 2,926,858,802
4.05% , 11/07/24 .................. 2,926,990 2,924,483,375
4.34% , 11/12/24 .................. 202,400 202,091,947
4.40% , 11/14/24 .................. 1,881,600 1,878,091,574
4.46% , 11/19/24 .................. 593,220 591,696,909
4.47% , 11/21/24 .................. 4,579,975 4,566,954,272
4.51% , 11/26/24 .................. 307,100 306,105,124
4.53% , 11/29/24 .................. 3,063,608 3,051,710,557
4.52% , 12/03/24 .................. 541,283 538,833,995
4.55% , 12/05/24 .................. 3,792,125 3,773,786,733
4.55% , 12/10/24 .................. 2,020,215 2,009,294,056
4.57% , 12/12/24 .................. 2,121,621 2,109,793,657
4.57% , 12/17/24 .................. 2,317,500 2,302,847,381
4.55% , 12/19/24 .................. 2,560,300 2,542,724,725
4.59% , 12/24/24 .................. 953,209 946,407,695
4.58% , 12/26/24 .................. 2,355,052 2,337,160,361
4.55% , 12/31/24 .................. 3,956,365 3,926,353,034
4.54% , 01/02/25 .................. 2,249,975 2,231,670,738
4.50% , 01/07/25 .................. 2,356,700 2,335,602,955
4.50% , 01/09/25 .................. 1,832,121 1,815,143,055
4.50% , 01/14/25 .................. 2,015,785 1,996,144,539
4.52% , 01/16/25 .................. 1,263,800 1,251,753,876
4.50% , 01/21/25 .................. 1,953,220 1,932,817,561
4.49% , 01/23/25 .................. 2,439,321 2,413,866,459
4.52% , 01/28/25 .................. 1,690,555 1,672,248,169
4.50% , 01/30/25 .................. 811,800 801,794,565
4.51% , 02/04/25 .................. 1,658,940 1,639,634,086
4.51% , 02/11/25 .................. 2,260,250 2,231,875,353
4.51% , 02/13/25 .................. 616,300 607,765,068
4.51% , 02/20/25 .................. 442,301 435,795,365
4.51% , 02/25/25 .................. 1,944,200 1,916,336,883
4.37% , 03/04/25 .................. 3,413,100 3,363,119,895
4.48% , 04/03/25 .................. 1,142,650 1,122,180,556
4.45% , 04/10/25 .................. 256,634 251,731,169
4.45% , 04/17/25 .................. 1,833,700 1,797,377,972
4.45% , 04/24/25 .................. 985,020 964,402,154
4.44% , 05/01/25 .................. 2,105,600 2,059,813,431
4.26% , 07/10/25 .................. 1,249,950 1,208,336,209
4.30% , 08/07/25 .................. 15,200 14,703,473
4.26% , 10/30/25 .................. 427,740 410,058,671
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
4.76% , 01/31/25
(a)
............... 650,000 650,034,909
1.13% , 02/28/25 .................. 87,715 86,611,736
2.75% , 02/28/25 .................. 109,136 108,330,402

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
FedFund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.88% , 03/31/25 .................. USD 33,620 $ 33,461,468
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.73% , 04/30/25
(a)
............... 5,371,785 5,371,749,255
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.69% , 07/31/25
(a)
............... 921,600 921,257,969
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.73% , 10/31/25
(a)
............... 2,245,180 2,245,023,504
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.81% , 01/31/26
(a)
............... 2,000,590 2,001,189,134
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.71% , 04/30/26
(a)
............... 3,290,896 3,291,007,780
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.74% , 07/31/26
(a)
............... USD 1,501,205 $ 1,499,814,835
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.77% , 10/31/26
(a)
............... 2,844,055 2,844,055,000
Total U.S. Treasury Obligations — 51 .0%
(Cost: $ 90,461,902,391 ) ............................ 90,461,902,391
Total Repurchase Agreements — 39 .5%
(Cost: $ 70,087,500,000 ) ............................ 70,087,500,000
Total Investments — 100 .3%
(Cost: $ 177,956,874,006 ) ........................... 177,956,874,006
Liabilities in Excess of Other Assets — (0.3) % ............. (448,264,587)
Net Assets — 100.0% ...............................
$ 177,508,609,419
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(continued)
October 31, 2024
FedFund
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .85%
(a)
10/31/24 11/01/24 $ 600,000 $ 600,000,000 $ 600,080,833
U.S. Treasury
Obligations, 0.00% to
4.50%, due 11/30/24 to
11/15/26 ......... $ 509,752,271 $ 612,000,000
4 .85 10/31/24 11/01/24 100,000 100,000,000 100,013,472
U.S. Treasury
Obligations, 0.00% to
0.25%, due 11/15/24 to
01/15/25 ......... 89,416,730 102,000,000
4 .85 10/31/24 11/01/24 10,000 10,000,000 10,001,347
U.S. Treasury
Obligations, 0.00% to
3.75%, due 05/15/25 to
12/31/30 ......... 8,092,152 10,200,000
4 .86 10/31/24 11/01/24 115,000 115,000,000 115,015,525
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 05/25/29 to
12/20/73 ......... 3,518,298,252 120,750,000
– –
$ 825,000,000 $ 844,950,000
– –
Bank of Montreal .... 4 .85 10/31/24 11/01/24 177,000 177,000,000 177,023,846
U.S. Treasury
Obligations, 0.00%, due
02/15/27 to 05/15/27 199,489,420 180,540,000
4 .87 10/31/24 11/01/24 325,000 325,000,000 325,043,965
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.00%, due 06/01/37 to
10/01/54 ......... 434,123,936 334,750,000
4 .93 10/25/24 11/01/24 113,000 113,000,000 113,108,323
U.S. Government
Sponsored Agency
Obligations, 6.14% to
6.39%, due 11/20/53 to
05/20/54 ......... 152,233,128 118,650,000
– –
$ 615,000,000 $ 633,940,000
– –
Bank of Nova Scotia
(The) .......... 4 .85 10/31/24 11/01/24 442,000 442,000,000 442,059,547
U.S. Treasury
Obligations, 0.00% to
5.00%, due 12/12/24 to
02/15/54 ......... 447,206,800 450,900,739
– –
Barclays Bank plc ... 4 .86 10/31/24 11/01/24 279,000 279,000,000 279,037,665
U.S. Treasury
Obligation, 0.63%, due
05/15/30 ......... 343,876,700 284,580,062
4 .86 10/31/24 11/01/24 837,000 837,000,000 837,112,995
U.S. Treasury
Obligations, 2.38% to
3.13%, due 05/31/27 to
05/15/51 ......... 1,088,020,900 853,740,044
4 .87 10/31/24 11/01/24 25,000 25,000,000 25,003,382
U.S. Government
Sponsored Agency
Obligations, 3.00%, due
01/20/52 to 06/20/52 34,278,167 25,500,000
4 .91
(b)
10/31/24 11/08/24 1,450,000 1,450,000,000 1,451,582,111
U.S. Government
Sponsored Agency
Obligations, 0.00% to
13.26%, due 07/25/25
to 07/16/65 ....... 32,466,606,161 1,522,500,000
– –
$ 2,591,000,000 $ 2,686,320,106
– –
Barclays Capital, Inc. . 4 .98
(b)
10/31/24 12/06/24 799,000 799,000,000 802,979,020
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 03/25/25 to
07/16/66 ......... 14,171,648,415 862,048,845
– –

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
BMO Capital Markets
Corp. .......... 4 .87% 10/31/24 11/01/24 $ 150,000 $ 150,000,000 $ 150,020,292
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.22% to 6.69%, due
06/01/25 to 11/20/73 . $ 218,795,115 $ 153,922,948
4 .94
(b)
10/31/24 11/08/24 250,000 250,000,000 250,274,444
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 04/20/46 to
02/20/74 ......... 5,842,524,217 262,500,173
– –
$ 400,000,000 $ 416,423,121
– –
BNP Paribas SA .... 4 .85 10/31/24 11/01/24 1,400,000 1,400,000,000 1,400,188,611
U.S. Treasury
Obligations, 0.00% to
4.63%, due 11/29/24 to
05/15/49 ......... 1,410,796,436 1,428,000,001
4 .87 10/31/24 11/01/24 502,000 502,000,000 502,067,909
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
11/15/25 to 09/20/74 . 4,240,828,332 523,689,736
4 .90
(b)
10/31/24 11/08/24 400,000 400,000,000 400,435,556
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.76%, due
05/15/27 to 07/20/74 4,933,472,533 416,346,193
4 .93
(b)
10/31/24 11/08/24 1,800,000 1,800,000,000 1,801,972,000
U.S. Treasury
Obligations, 0.00% to
5.00%, due 12/24/24 to
02/15/53 ......... 2,045,638,329 1,836,000,000
5 .00
(b)
10/31/24 12/06/24 300,000 300,000,000 301,500,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.76%, due
05/15/26 to 08/20/74 4,988,649,484 310,789,628
– –
$ 4,402,000,000 $ 4,514,825,558
– –
Citibank NA ........ 4 .85 10/31/24 11/01/24 150,000 150,000,000 150,020,208
U.S. Treasury
Obligations, 0.50% to
4.63%, due 02/28/25 to
09/30/31 ......... 151,490,600 153,000,051
– –
Citigroup Global Markets,
Inc. ........... 4 .84 10/29/24 11/05/24 450,000 450,000,000 450,423,500
U.S. Treasury
Obligation, 4.13%, due
10/31/26 ......... 459,254,900 459,000,014
4 .85
(a)
10/31/24 11/01/24 239,000 239,000,000 239,032,199
U.S. Treasury
Obligation, 4.13%, due
10/31/29 ......... 243,781,491 243,780,029
4 .85 10/31/24 11/01/24 491,000 491,000,000 491,066,149
U.S. Treasury
Obligation, 4.13%, due
10/31/26 ......... 501,098,200 500,820,091
4 .86 10/29/24 11/05/24 1,000,000 1,000,000,000 1,000,945,000
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 06/01/36 to
11/01/54 ......... 1,147,292,177 1,030,000,001
4 .87 10/31/24 11/01/24 175,000 175,000,000 175,023,674
U.S. Treasury
Obligations, 4.13%, due
09/30/27 to 07/31/28 177,303,200 178,500,055

Schedule of Investments
(continued)
October 31, 2024
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .91%
(b)
10/31/24 11/01/24 $ 500,000 $ 500,000,000 $ 500,068,194
U.S. Government
Sponsored Agency
Obligations, 0.00% to
23.74%, due 06/20/35
to 05/20/74 ....... $ 26,260,457,462 $ 548,488,073
– –
$ 2,855,000,000 $ 2,960,588,263
– –
Credit Agricole Corporate
& Investment Bank SA 4 .85
(a)
10/31/24 11/01/24 650,000 650,000,000 650,087,569
U.S. Treasury
Obligations, 1.00% to
4.38%, due 10/31/26 to
06/30/29 ......... 672,377,651 663,000,013
4 .85 10/31/24 11/01/24 144,000 144,000,000 144,019,400
U.S. Treasury
Obligations, 1.63% to
4.50%, due 05/15/26 to
11/15/33 ......... 145,419,600 146,880,088
4 .87 10/31/24 11/01/24 150,000 150,000,000 150,020,292
U.S. Treasury
Obligations, 1.13% to
3.50%, due 02/15/31 to
02/15/33 ......... 173,618,600 153,000,016
– –
$ 944,000,000 $ 962,880,117
– –
Deutsche Bank AG ... 4 .85 10/31/24 11/01/24 250,000 250,000,000 250,033,681
U.S. Treasury
Obligation, 3.75%, due
08/15/41 ......... 276,853,000 255,000,015
4 .85 10/31/24 11/01/24 1,800,000 1,800,000,000 1,800,242,500
U.S. Treasury
Obligations, 0.63% to
4.88%, due 12/31/25 to
10/31/31 ......... 1,861,170,400 1,836,000,085
4 .87 10/31/24 11/01/24 1,200,000 1,200,000,000 1,200,162,333
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 05/15/43 to
11/01/54 ......... 1,307,280,559 1,237,355,928
– –
$ 3,250,000,000 $ 3,328,356,028
– –
Fixed Income Clearing
Corporation - BNP . 4 .82 10/31/24 11/01/24 4,000,000 4,000,000,000 4,000,535,556
U.S. Treasury
Obligations, 0.00% to
6.75%, due 11/12/24 to
08/15/54 ......... 4,217,231,400 4,080,000,045
4 .86 10/31/24 11/01/24 750,000 750,000,000 750,101,250
U.S. Treasury
Obligations, 0.38% to
4.77%, due 11/30/25 to
08/15/53 ......... 904,147,000 765,000,006
– –
$ 4,750,000,000 $ 4,845,000,051
– –
Fixed Income Clearing
Corporation - BNY . 4 .86 10/31/24 11/01/24 1,500,000 1,500,000,000 1,500,202,500
U.S. Treasury
Obligations, 3.63% to
4.38%, due 08/31/29 to
05/15/34 ......... 1,539,514,500 1,530,000,004
4 .87 10/31/24 11/01/24 2,500,000 2,500,000,000 2,500,338,195
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 04/01/29 to
09/01/62 ......... 7,926,292,101 2,575,000,001
– –
$ 4,000,000,000 $ 4,105,000,005
– –
Fixed Income Clearing
Corporation - BOFA 4 .82 10/31/24 11/01/24 1,500,000 1,500,000,000 1,500,200,833
U.S. Treasury
Obligations, 0.00% to
7.50%, due 11/15/24 to
08/15/53 ......... 1,745,331,800 1,530,000,008
4 .86 10/16/24 11/19/24 750,000 750,000,000 753,442,500
U.S. Treasury
Obligations, 0.00% to
5.50%, due 11/05/24 to
02/15/51 ......... 867,524,300 765,000,016

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .91% 10/31/24 11/08/24 $ 600,000 $ 600,000,000 $ 600,654,667
U.S. Treasury
Obligations, 0.00% to
5.00%, due 11/30/24 to
08/15/51 ......... $ 623,156,800 $ 612,000,028
4 .92 10/29/24 11/01/24 610,000 610,000,000 610,250,100
U.S. Treasury
Obligations, 0.00% to
4.75%, due 11/30/24 to
08/15/54 ......... 679,277,800 622,200,042
4 .92 10/11/24 11/04/24 900,000 900,000,000 902,952,000
U.S. Treasury
Obligations, 0.00% to
6.63%, due 12/03/24 to
02/15/49 ......... 990,532,400 918,000,024
4 .93 10/29/24 11/04/24 900,000 900,000,000 900,739,500
U.S. Treasury
Obligations, 0.00% to
6.13%, due 11/05/24 to
02/15/53 ......... 1,013,479,900 918,000,073
4 .93 10/31/24 11/05/24 1,225,000 1,225,000,000 1,225,838,785
U.S. Treasury
Obligations, 0.00% to
4.88%, due 11/07/24 to
08/15/51 ......... 1,357,311,300 1,249,500,047
– –
$ 6,485,000,000 $ 6,614,700,238
– –
Fixed Income Clearing
Corporation - CITI . 4 .86 10/31/24 11/01/24 2,750,000 2,750,000,000 2,750,371,250
U.S. Treasury
Obligations, 0.00% to
4.88%, due 11/12/24 to
08/15/54 ......... 2,852,829,200 2,805,000,056
– –
Fixed Income Clearing
Corporation - GS .. 4 .86 10/31/24 11/01/24 250,000 250,000,000 250,033,750
U.S. Treasury
Obligations, 0.38% to
2.50%, due 09/30/27 to
11/15/50 ......... 414,838,500 255,000,023
4 .87 10/31/24 11/01/24 500,000 500,000,000 500,067,639
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.50%, due 08/01/32 to
11/01/54 ......... 759,929,340 515,000,001
– –
$ 750,000,000 $ 770,000,024
– –
Fixed Income Clearing
Corporation - HSBC 4 .82 10/31/24 11/01/24 4,500,000 4,500,000,000 4,500,602,500
U.S. Treasury
Obligations, 0.00% to
6.63%, due 11/05/24 to
11/15/51 ......... 4,869,116,000 4,590,000,085
– –
Fixed Income Clearing
Corporation - JPM . 4 .86 10/31/24 11/01/24 750,000 750,000,000 750,101,250
U.S. Treasury
Obligations, 2.25% to
2.63%, due 02/15/27 to
07/31/29 ......... 805,563,100 765,000,067
– –
Fixed Income Clearing
Corporation - MS .. 4 .86 10/31/24 11/01/24 1,750,000 1,750,000,000 1,750,236,250
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.50%, due 12/01/24 to
11/01/54 ......... 2,239,654,259 1,802,500,000
– –
Fixed Income Clearing
Corporation - NOMU 4 .87 10/31/24 11/01/24 2,750,000 2,750,000,000 2,750,372,014
U.S. Treasury
Obligations, 0.00% to
6.25%, due 11/30/24 to
05/15/54 ......... 3,010,981,800 2,805,000,001
– –
Fixed Income Clearing
Corporation - SSB . 4 .87 10/31/24 11/01/24 1,500,000 1,500,000,000 1,500,202,917
U.S. Treasury
Obligations, 0.00% to
5.00%, due 01/31/25 to
08/15/52 ......... 1,561,439,400 1,540,200,080

Schedule of Investments
(continued)
October 31, 2024
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .87% 10/31/24 11/01/24 $ 3,500,000 $ 3,500,000,000 $ 3,500,473,472
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.38% to 8.00%, due
11/30/24 to 02/01/57 . $ 7,135,721,145 $ 3,633,375,958
– –
$ 5,000,000,000 $ 5,173,576,038
– –
Fixed Income Clearing
Corporation - WF .. 4 .85 10/28/24 11/27/24 600,000 600,000,000 602,425,000
U.S. Treasury
Obligations, 0.50% to
5.00%, due 11/15/24 to
05/15/53 ......... 674,811,500 612,000,001
4 .86 10/31/24 11/01/24 1,150,000 1,150,000,000 1,150,155,250
U.S. Treasury
Obligations, 0.00% to
4.88%, due 11/15/24 to
02/15/53 ......... 1,277,606,600 1,173,000,005
4 .89 10/29/24 11/08/24 1,200,000 1,200,000,000 1,201,630,000
U.S. Treasury
Obligations, 0.25% to
5.00%, due 03/31/25 to
05/15/54 ......... 1,384,035,800 1,224,000,000
– –
$ 2,950,000,000 $ 3,009,000,006
– –
Goldman Sachs & Co.
LLC ........... 4 .85 10/31/24 11/01/24 50,000 50,000,000 50,006,736
U.S. Treasury
Obligation, 3.75%, due
08/15/41 ......... 55,370,600 51,000,003
4 .86 10/31/24 11/01/24 100,000 100,000,000 100,013,500
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.25% to 3.63%, due
03/31/28 to 10/25/48 107,295,212 102,000,555
4 .89
(b)
10/31/24 12/06/24 1,114,500 1,114,500,000 1,119,949,905
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.50%, due 07/20/33 to
10/15/64 ......... 1,224,490,701 1,136,790,000
– –
$ 1,264,500,000 $ 1,289,790,558
– –
HSBC Securities USA,
Inc. ........... 4 .85 10/31/24 11/01/24 125,000 125,000,000 125,016,840
U.S. Treasury
Obligations, 0.00% to
4.13%, due 02/15/26 to
11/15/50 ......... 208,289,187 127,500,001
4 .87 10/31/24 11/01/24 60,000 60,000,000 60,008,117
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
2.00% to 6.50%, due
05/01/33 to 11/01/54 . 82,451,816 61,361,705
4 .87
(c)
10/31/24 11/01/24 286,000 286,000,000 286,038,689
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 06/01/30 to
10/01/54 ......... 858,838,586 294,556,647
4 .88
(b)
10/31/24 11/08/24 350,000 350,000,000 350,379,556
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 06/01/30 to
11/01/54 ......... 725,993,633 360,500,001
– –
$ 821,000,000 $ 843,918,354
– –

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
FedFund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
ING Financial Markets
LLC ........... 4 .87% 10/31/24 11/01/24 $ 150,000 $ 150,000,000 $ 150,020,292
U.S. Government
Sponsored Agency
Obligations, 5.50% to
6.00%, due 09/01/53 to
10/01/54 ......... $ 155,126,361 $ 154,500,000
– –
JP Morgan Securities
LLC ........... 4 .83
(b)
10/31/24 11/08/24 3,000,000 3,000,000,000 3,003,220,000
U.S. Treasury
Obligations, 0.00% to
0.38%, due 04/15/25 to
08/15/25 ......... 2,453,242,002 3,060,000,001
4 .84
(b)
10/31/24 11/08/24 1,845,000 1,845,000,000 1,846,984,400
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 01/20/39 to
06/20/64 ......... 2,199,509,089 1,881,900,001
4 .85 10/31/24 11/01/24 255,000 255,000,000 255,034,354
U.S. Treasury
Obligation, 4.50%, due
03/31/26 ......... 258,227,000 260,100,028
4 .85 10/31/24 11/01/24 92,000 92,000,000 92,012,394
U.S. Treasury
Obligations, 2.75% to
4.00%, due 08/31/25 to
01/15/27 ......... 93,046,800 93,840,029
4 .87 10/31/24 11/01/24 43,000 43,000,000 43,005,817
U.S. Government
Sponsored Agency
Obligations, 2.50% to
8.50%, due 06/20/28 to
05/15/63 ......... 113,545,869 43,860,001
4 .96
(b)
10/31/24 01/31/25 483,000 483,000,000 489,122,293
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 09/25/26 to
12/16/66 ......... 5,735,768,535 507,150,001
– –
$ 5,718,000,000 $ 5,846,850,061
– –
Mizuho Securities USA
LLC ........... 4 .85 10/31/24 11/01/24 250,000 250,000,000 250,033,681
U.S. Treasury
Obligations, 0.38% to
5.00%, due 11/15/24 to
09/30/31 ......... 257,915,800 255,000,000
4 .86 10/31/24 11/01/24 1,071,000 1,071,000,000 1,071,144,585
U.S. Government
Sponsored Agency
Obligations, 0.00% to
8.50%, due 09/01/25 to
12/16/65 ......... 15,392,966,107 1,117,639,692
4 .86 10/29/24 11/05/24 250,000 250,000,000 250,236,250
U.S. Treasury
Obligations, 0.63% to
3.75%, due 02/28/29 to
06/30/30 ......... 272,678,300 255,000,028
4 .95
(b)
10/31/24 12/06/24 1,600,000 1,600,000,000 1,607,920,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
15.78%, due 07/25/25
to 08/25/61 ....... 15,475,649,602 1,686,735,081
– –
$ 3,171,000,000 $ 3,314,374,801
– –
Morgan Stanley & Co.
LLC ........... 4 .85 10/31/24 11/01/24 2,500 2,500,000 2,500,337
U.S. Treasury
Obligations, 3.00% to
4.00%, due 04/30/25 to
11/15/52 ......... 2,752,300 2,550,051
4 .86 10/31/24 11/01/24 250,000 250,000,000 250,033,750
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 08/15/36 to
11/25/54 ......... 2,539,382,521 262,500,000

Schedule of Investments
(continued)
October 31, 2024
FedFund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .86% 10/31/24 11/01/24 $ 142,000 $ 142,000,000 $ 142,019,170
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
11/15/25 to 10/20/54 . $ 255,465,035 $ 144,866,607
– –
$ 394,500,000 $ 409,916,658
– –
MUFG Securities
Americas, Inc. .... 4 .85 10/31/24 11/01/24 108,000 108,000,000 108,014,550
U.S. Treasury
Obligations, 0.00% to
4.38%, due 12/24/24 to
08/15/45 ......... 107,325,000 110,160,040
4 .87 10/31/24 11/01/24 345,000 345,000,000 345,046,671
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 01/01/27 to
01/20/73 ......... 2,845,220,469 355,972,824
– –
$ 453,000,000 $ 466,132,864
– –
Natixis SA ......... 4 .85 10/31/24 11/01/24 24,000 24,000,000 24,003,233
U.S. Treasury
Obligations, 2.00% to
4.88%, due 05/31/26 to
11/15/52 ......... 31,632,100 24,480,061
4 .87 10/31/24 11/01/24 800,000 800,000,000 800,108,222
U.S. Treasury
Obligations, 0.63% to
4.75%, due 06/15/25 to
02/15/54 ......... 996,950,000 816,000,009
– –
$ 824,000,000 $ 840,480,070
– –
Nomura Securities
International, Inc. .. 4 .87 10/31/24 11/01/24 320,000 320,000,000 320,043,289
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.00%, due 03/15/48 to
10/15/64 ......... 371,561,198 326,400,608
– –
Royal Bank of Canada 4 .85 10/31/24 11/01/24 34,000 34,000,000 34,004,581
U.S. Treasury
Obligations, 0.88% to
6.75%, due 06/30/26 to
02/15/51 ......... 39,276,700 34,680,045
– –
Societe Generale SA . 4 .85 10/31/24 11/01/24 50,000 50,000,000 50,006,736
U.S. Treasury
Obligation, 4.63%, due
02/15/40 ......... 49,483,200 51,000,073
4 .87 10/31/24 11/01/24 700,000 700,000,000 700,094,694
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.00%, due 04/20/44 to
10/20/54 ......... 5,046,117,257 714,000,000
– –
$ 750,000,000 $ 765,000,073
– –
TD Securities USA LLC 4 .85 10/31/24 11/01/24 827,500 827,500,000 827,611,483
U.S. Treasury
Obligations, 0.00% to
4.63%, due 08/15/25 to
08/15/54 ......... 1,873,429,889 844,050,006
4 .87 10/31/24 11/01/24 542,000 542,000,000 542,073,321
U.S. Government
Sponsored Agency
Obligations, 1.50% to
6.50%, due 05/01/32 to
12/01/53 ......... 1,176,221,570 558,260,000
– –
$ 1,369,500,000 $ 1,402,310,006
– –
Wells Fargo Securities
LLC ........... 4 .85
(a)
10/31/24 11/01/24 450,000 450,000,000 450,060,625
U.S. Treasury
Obligations, 1.38% to
4.50%, due 01/31/26 to
11/15/33 ......... 469,871,916 459,000,035

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
FedFund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .85% 10/31/24 11/01/24 $ 25,000 $ 25,000,000 $ 25,003,368
U.S. Treasury
Obligation, 2.38%, due
05/15/51 ......... $ 37,764,900 $ 25,500,029
4 .87 10/31/24 11/01/24 635,000 635,000,000 635,085,901
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 04/20/29 to
10/20/54 ......... 2,851,634,311 647,700,000
– –
$ 1,110,000,000 $ 1,132,200,064
– –
$ 70,087,500,000 $ 71,925,563,561
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 70,087,500,000 $ — $ 70,087,500,000
U.S. Government Sponsored Agency Obligations ................... — 17,407,471,615 — 17,407,471,615
U.S. Treasury Obligations ................................... — 90,461,902,391 — 90,461,902,391
$ — $ 177,956,874,006 $ — $ 177,956,874,006

Schedule of Investments
October 31, 2024
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.1%
Bank of America NA
(1-day SOFR + 0.22%), 5.05% , 11/14/24
(a)
. USD 44,000 $ 44,002,045
5.75% , 11/14/24 .................. 57,000 57,014,673
5.15% , 01/22/25 .................. 35,000 35,020,872
5.18% , 02/03/25 .................. 34,700 34,726,977
5.22% , 02/06/25 .................. 28,961 28,988,610
4.54% , 07/10/25 .................. 75,000 74,987,951
(1-day SOFR + 0.27%), 5.09% , 07/15/25
(a)
. 54,000 53,995,464
4.51% , 10/31/25 .................. 25,000 24,987,450
Citibank NA , (1-day SOFR at 0.00% Floor +
0.27%), 5.09% , 06/20/25
(a)
........... 25,000 25,003,479
Wells Fargo Bank NA
5.18% , 02/07/25 .................. 40,000 40,036,879
(1-day SOFR at 0.00% Floor + 0.30%),
5.11% , 02/21/25
(a)
............... 21,000 21,009,869
439,774,269
Yankee — 12.5%
(b)
Bank of Montreal, Chicago
5.50% , 12/06/24 .................. 30,000 30,014,701
5.50% , 06/11/25 .................. 30,000 30,159,108
(1-day SOFR + 0.40%), 5.21% , 10/20/25
(a)
. 56,000 56,010,975
Bank of Nova Scotia (The), Houston
5.80% , 11/08/24 .................. 38,800 38,805,990
(1-day SOFR at 0.00% Floor + 0.30%),
5.11% , 02/21/25
(a)
............... 30,000 30,012,272
BNP Paribas SA, New York
(1-day SOFR + 0.21%), 5.02% , 11/26/24
(a)
. 45,000 45,003,931
5.23% , 12/18/24 .................. 40,000 40,017,775
5.28% , 12/31/24 .................. 33,000 33,021,341
Canadian Imperial Bank of Commerce, New
York
5.80% , 11/08/24 .................. 30,000 30,004,567
5.17% , 02/07/25 .................. 44,500 44,541,539
(1-day SOFR + 0.26%), 5.07% , 06/04/25
(a)
. 80,000 80,025,457
(1-day SOFR + 0.35%), 5.16% , 09/23/25
(a)
. 50,500 50,514,601
4.50% , 10/09/25 .................. 40,000 39,992,735
Commonwealth Bank of Australia, New York ,
5.70% , 11/27/24 .................. 60,500 60,532,856
Cooperatieve Rabobank UA, New York
5.27% , 02/05/25 .................. 39,000 39,040,585
5.17% , 06/24/25 .................. 41,350 41,480,334
Mizuho Bank Ltd., New York
(a)
(1-day SOFR + 0.25%), 5.07% , 11/06/24 .. 50,500 50,501,312
(1-day SOFR + 0.35%), 5.17% , 01/31/25 .. 30,000 30,015,635
(1-day SOFR + 0.22%), 5.04% , 04/09/25 .. 83,000 82,998,517
(1-day SOFR + 0.23%), 5.05% , 05/01/25 .. 98,750 98,740,190
MUFG Bank Ltd., New York
(a)
(1-day SOFR + 0.24%), 5.06% , 02/20/25 .. 65,000 65,015,454
(1-day SOFR + 0.23%), 5.05% , 05/01/25 .. 50,500 50,497,251
Nordea Bank Abp, New York , (1-day SOFR +
0.20%), 5.01% , 02/14/25
(a)
........... 60,000 60,019,111
Royal Bank of Canada, New York ,
4.50% , 10/07/25 .................. 25,000 25,000,644
Standard Chartered Bank, New York ,
5.35% , 04/10/25 .................. 35,000 35,093,644
Sumitomo Mitsui Banking Corp., New York
(a)
(1-day SOFR + 0.24%), 5.05% , 02/05/25 .. 77,250 77,267,311
(1-day SOFR + 0.23%), 5.04% , 03/05/25 .. 68,400 68,413,346
(1-day SOFR + 0.22%), 5.03% , 04/09/25 .. 100,000 100,007,006
(1-day SOFR + 0.22%), 5.03% , 04/16/25 .. 64,000 64,001,880
Sumitomo Mitsui Trust Bank Ltd., New York
5.21% , 02/05/25 .................. 73,250 73,334,112
(1-day SOFR + 0.23%), 5.04% , 04/15/25
(a)
. 45,000 45,002,549
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR + 0.22%), 5.03% , 04/21/25
(a)
. USD 91,000 $ 90,996,419
(1-day SOFR + 0.22%), 5.03% , 04/23/25
(a)
. 73,000 72,996,246
(1-day SOFR + 0.23%), 5.06% , 06/02/25
(a) (c)
90,550 90,526,092
Svenska Handelsbanken AB, New York
5.35% , 04/09/25 .................. 35,700 35,810,605
(1-day SOFR at 0.00% Floor + 0.25%),
5.07% , 07/10/25
(a)
............... 95,000 94,998,319
Swedbank AB, New York
5.34% , 04/09/25 .................. 35,000 35,101,465
(1-day SOFR + 0.25%), 5.07% , 06/05/25
(a)
. 75,000 75,015,029
Toronto-Dominion Bank (The), New York
5.15% , 12/31/24 .................. 33,000 33,011,427
(1-day SOFR + 0.20%), 5.02% , 03/07/25
(a)
. 100,000 100,001,544
5.10% , 08/25/25 .................. 47,250 47,433,130
(1-day SOFR + 0.35%), 5.17% , 09/22/25
(a)
. 30,000 29,999,799
4.50% , 10/07/25 .................. 39,000 38,982,283
Westpac Banking Corp., New York
5.25% , 01/22/25 .................. 35,400 35,427,195
(1-day SOFR at 0.00% Floor + 0.30%),
5.11% , 01/31/25
(a)
............... 18,000 18,008,647
5.40% , 06/06/25 .................. 47,889 48,099,992
(1-day SOFR + 0.25%), 5.06% , 07/10/25
(a)
. 100,000 100,010,659
4.42% , 10/10/25 .................. 37,000 36,961,004
2,598,466,584
Total Certificates of Deposit — 14 .6%
(Cost: $ 3,036,731,026 ) ............................ 3,038,240,853
Commercial Paper
ABN AMRO Funding USA LLC , 4.80%
,
01/13/25
(c)
...................... 37,000 36,643,249
Accenture Capital, Inc. , 4.83%
,
11/22/24
(c)
... 25,000 24,927,413
Alinghi Funding Co. LLC
(c)
4.89% , 12/06/24 .................. 44,500 44,286,489
4.80% , 01/08/25
(d)
................. 43,950 43,554,421
4.71% , 04/03/25 .................. 34,475 33,802,704
ANZ New Zealand International Ltd.
(c)(d)
4.74% , 02/28/25 .................. 45,150 44,456,947
4.65% , 05/09/25 .................. 50,000 48,817,162
Aquitaine Funding Co. LLC
(c)
4.93% , 11/01/24
(d)
................. 119,000 118,983,930
4.94% , 11/06/24 .................. 71,000 70,942,389
4.94% , 11/13/24
(d)
................. 74,000 73,870,083
ASB Bank Ltd. , (1-day SOFR + 0.26%), 5.08%
,
11/26/24
(a) (d)
..................... 36,000 36,003,662
Australia & New Zealand Banking Group Ltd.
(d)
4.76% , 12/16/24
(c)
................. 29,000 28,827,173
4.67% , 01/14/25
(c)
................. 33,000 32,686,500
(1-day SOFR + 0.17%), 4.98% , 03/04/25
(a)
99,000 99,018,641
4.57% , 07/10/25
(c)
................. 54,000 52,336,875
(1-day SOFR + 0.26%), 5.07% , 08/21/25
(a)
71,000 70,992,802
Bank of America Securities, Inc. , 4.81%
,
01/17/25
(c)
...................... 45,000 44,541,945
Bank of Montreal
(c)
4.87% , 11/06/24 .................. 41,633 41,599,684
4.86% , 11/12/24 .................. 39,000 38,937,795
4.86% , 11/29/24 .................. 50,000 49,807,575
Bedford Row Funding Corp. , 4.90%
,
11/05/24
(c) (d)
..................... 169,000 168,886,696
BNG Bank NV , 4.63%
,
01/31/25
(c) (d)
........ 55,500 54,859,140
BPCE SA
(d)
4.76% , 01/31/25
(c)
................. 40,600 40,118,574
4.74% , 03/03/25
(c)
................. 52,500 51,673,799
(1-day SOFR + 0.25%), 5.06% , 03/03/25
(a)
52,500 52,517,836

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
TempCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Brighthouse Financial Short Term Funding LLC ,
4.85%
,
04/01/25
(c) (d)
................ USD 20,000 $ 19,604,406
Britannia Funding Co. LLC
(c)(d)
4.90% , 11/19/24 .................. 14,000 13,964,349
4.82% , 02/12/25 .................. 44,100 43,503,156
Cabot Trail Funding LLC
(c)(d)
4.89% , 11/01/24 .................. 106,690 106,675,711
4.83% , 01/08/25 .................. 94,100 93,249,430
Caisse d'Amortissement de la Dette Sociale ,
4.79%
,
02/10/25
(c) (d)
................ 50,000 49,339,493
Caisse des Depots et Consignations
(c)(d)
4.89% , 11/08/24 .................. 55,000 54,941,153
4.74% , 01/31/25 .................. 31,936 31,559,182
Canadian Imperial Bank of Commerce , 4.60%
,
04/09/25
(c) (d)
..................... 51,815 50,791,750
Cancara Asset Securitisation LLC
(c)
4.78% , 02/10/25 .................. 44,250 43,667,207
4.77% , 02/13/25
(d)
................. 49,250 48,583,052
CDP Financial, Inc.
(c)(d)
4.68% , 04/08/25 .................. 25,000 24,500,806
4.67% , 04/28/25 .................. 55,200 53,964,626
Chariot Funding LLC , (1-day SOFR + 0.27%),
5.09%
,
04/21/25
(a) (d)
................ 48,000 48,000,585
Chesham Finance Ltd.
(c)(d)
4.90% , 11/01/24 .................. 148,000 147,980,137
4.91% , 11/05/24 .................. 87,000 86,941,551
Columbia Funding Co. LLC
(c)
4.81% , 01/16/25
(d)
................. 36,000 35,638,742
4.75% , 03/04/25 .................. 51,200 50,387,412
4.72% , 03/27/25 .................. 49,000 48,086,519
4.72% , 04/25/25
(d)
................. 62,000 60,620,441
Commonwealth Bank of Australia
(a)(d)
(1-day SOFR + 0.17%), 4.98% , 12/23/24 . 87,000 87,008,026
(1-day SOFR + 0.20%), 5.10% , 01/21/25 . 48,000 48,009,573
(1-day SOFR + 0.30%), 5.11% , 01/30/25 . 31,000 31,014,636
(1-day SOFR + 0.30%), 5.11% , 01/31/25 . 33,200 33,215,571
(1-day SOFR + 0.17%), 4.98% , 03/05/25 . 99,000 99,006,648
(1-day SOFR + 0.25%), 5.06% , 07/10/25 . 62,230 62,226,321
Concord Minutemen Capital Co. LLC
(d)
(1-day SOFR + 0.30%), 5.11% , 03/04/25
(a)
48,000 48,010,679
4.75% , 04/14/25
(c)
................. 35,000 34,263,687
DBS Bank Ltd. , 4.75%
,
12/23/24
(c) (d)
....... 106,000 105,273,614
Dexia SA
(c)(d)
4.72% , 03/11/25 .................. 54,500 53,591,994
4.70% , 04/02/25 .................. 78,250 76,738,171
DNB Bank ASA
(c)(d)
4.71% , 12/05/24 .................. 52,500 52,263,898
4.70% , 01/22/25 .................. 30,000 29,682,673
4.70% , 02/24/25 .................. 185,500 182,772,315
4.66% , 04/17/25 .................. 14,500 14,195,811
Endeavour Funding Co. LLC
(c)
4.94% , 11/07/24 .................. 23,500 23,477,747
4.80% , 02/04/25
(d)
................. 119,000 117,515,133
Fairway Finance Co. LLC , 4.74%
,
03/27/25
(c)
. 30,000 29,438,399
Federation des Caisses Desjardins du Quebec ,
4.77%
,
01/13/25
(c) (d)
................ 14,000 13,866,011
Gotham Funding Corp.
(c)
4.90% , 11/14/24 .................. 5,500 5,489,687
4.89% , 11/18/24 .................. 24,500 24,441,065
Great Bear Funding LLC
(c)(d)
4.91% , 11/06/24 .................. 101,000 100,918,526
4.91% , 11/07/24 .................. 55,000 54,948,239
HSBC Bank plc , (1-day SOFR + 0.28%), 5.10%
,
07/16/25
(a) (d)
..................... 73,000 72,988,345
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
ING US Funding LLC
(d)
4.76% , 02/18/25
(c)
................. USD 77,300 $ 76,206,341
(1-day SOFR + 0.18%), 5.00% , 03/25/25
(a)
48,500 48,495,641
(1-day SOFR + 0.26%), 5.08% , 06/05/25
(a)
76,000 76,026,985
Ionic Funding LLC
(c)
4.95% , 11/07/24 .................. 100,000 99,905,111
4.97% , 11/14/24 .................. 95,000 94,819,420
4.97% , 11/15/24 .................. 112,000 111,771,847
4.98% , 12/03/24 .................. 102,000 101,543,066
J.P. Morgan Securities LLC , (1-day SOFR +
0.30%), 5.12%
,
07/01/25
(a)
........... 69,000 69,009,396
Liberty Street Funding LLC
(c)
4.81% , 01/02/25 .................. 20,000 19,835,290
4.81% , 01/06/25 .................. 20,850 20,667,595
4.72% , 03/17/25 .................. 58,480 57,462,098
4.71% , 03/27/25 .................. 28,000 27,479,155
Lion Bay Funding LLC , 4.90%
,
11/05/24
(c) (d)
.. 70,000 69,953,069
LMA-Americas LLC
(c)
4.77% , 02/12/25 .................. 47,500 46,862,630
4.75% , 02/27/25 .................. 44,500 43,820,872
Longship Funding DAC , 4.90%
,
11/08/24
(c) (d)
.. 97,000 96,896,000
Mackinac Funding Co. LLC
(c)
4.90% , 11/15/24
(d)
................. 81,000 80,837,358
4.83% , 01/07/25
(d)
................. 55,000 54,509,991
4.82% , 01/16/25
(d)
................. 76,800 76,027,673
4.74% , 03/11/25 .................. 36,500 35,889,717
Macquarie Bank Ltd.
4.81% , 01/13/25
(c) (d)
................ 45,000 44,565,127
4.81% , 01/17/25
(c)
................. 46,000 45,531,965
4.81% , 01/21/25
(c) (d)
................ 64,280 63,593,213
4.79% , 02/12/25
(c)
................. 45,285 44,675,433
4.70% , 03/03/25
(c) (d)
................ 79,000 77,768,506
(1-day SOFR + 0.24%), 5.06% , 03/28/25
(a) (d)
36,000 36,011,726
Mainbeach Funding LLC
(c)(d)
4.94% , 11/01/24 .................. 41,900 41,894,332
4.94% , 11/07/24 .................. 167,000 166,841,861
Manhattan Asset Funding Co. LLC
(c)
4.84% , 01/06/25
(d)
................. 29,000 28,744,388
4.78% , 02/21/25 .................. 40,000 39,416,409
National Australia Bank Ltd.
(a)(d)
(1-day SOFR + 0.25%), 5.06% , 03/17/25 . 20,000 20,006,440
(1-day SOFR + 0.20%), 5.01% , 05/02/25 . 78,000 78,006,984
(1-day SOFR + 0.28%), 5.09% , 06/27/25 . 67,000 67,048,043
(1-day SOFR + 0.25%), 5.06% , 07/09/25 . 70,000 70,002,794
National Securities Clearing Corp. , 4.74%
,
01/31/25
(c) (d)
..................... 55,000 54,351,046
NRW Bank , 4.66%
,
03/20/25
(c) (d)
.......... 73,000 71,717,769
Old Line Funding LLC , 4.76%
,
02/14/25
(c) (d)
.. 54,000 53,263,862
Ontario Teachers' Finance Trust , 4.61%
,
05/01/25
(c) (d)
..................... 54,500 53,274,508
Oversea-Chinese Banking Corp. Ltd. , (1-day
SOFR + 0.20%), 5.01%
,
01/21/25
(a) (d)
.... 49,500 49,506,602
Overwatch Alpha Funding LLC , 4.91%
,
11/07/24
(c) (d)
..................... 50,000 49,952,944
Podium Funding Trust
(c)
4.81% , 12/04/24 .................. 40,000 39,821,513
4.78% , 02/03/25 .................. 70,000 69,140,549
4.72% , 04/16/25 .................. 103,500 101,313,350
Province of British Columbia
(c)
4.76% , 01/17/25 .................. 36,500 36,132,579
4.74% , 02/10/25 .................. 42,800 42,240,960
4.57% , 06/17/25 .................. 46,000 44,710,912
PSP Capital, Inc. , 4.71%
,
01/24/25
(c) (d)
...... 99,775 98,692,903

Schedule of Investments
(continued)
October 31, 2024
TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Ridgefield Funding Co. LLC , 4.79%
,
02/10/25
(c) (d)
..................... USD 97,880 $ 96,587,546
Royal Bank of Canada
(d)
4.89% , 11/06/24
(c)
................. 34,000 33,972,703
(1-day SOFR + 0.35%), 5.16% , 01/21/25
(a)
30,000 30,015,796
4.67% , 04/09/25
(c)
................. 55,000 53,896,740
Skandinaviska Enskilda Banken AB , (1-day
SOFR + 0.25%), 5.07%
,
07/02/25
(a) (d)
.... 66,000 65,995,892
Starbird Funding Corp. , 4.72%
,
03/25/25
(c)
... 49,500 48,589,022
Svenska Handelsbanken AB , (1-day SOFR +
0.26%), 5.08%
,
07/18/25
(a) (d)
.......... 60,000 59,999,802
Swedbank AB
(a)(d)
(1-day SOFR + 0.27%), 5.09% , 07/03/25 . 103,000 103,019,382
(1-day SOFR + 0.27%), 5.09% , 07/16/25 . 55,000 55,009,078
Thunder Bay Funding LLC , 4.75%
,
02/26/25
(c)
40,000 39,395,569
United Overseas Bank Ltd.
(a)(d)
(1-day SOFR + 0.20%), 5.02% , 01/22/25 . 40,500 40,506,311
(1-day SOFR + 0.20%), 5.02% , 04/25/25 . 73,600 73,593,160
Versailles Commercial Paper LLC
(c)
4.86% , 01/17/25
(d)
................. 84,500 83,631,453
4.71% , 04/03/25 .................. 29,000 28,434,472
Washington Morgan Capital Co. LLC , 4.77%
,
02/14/25
(c) (d)
..................... 80,690 79,588,435
Westpac Banking Corp.
(d)
4.88% , 11/07/24
(c)
................. 36,000 35,966,358
4.85% , 11/14/24
(c)
................. 46,400 46,313,910
(1-day SOFR + 0.25%), 5.06% , 07/02/25
(a)
56,000 56,011,870
Total Commercial Paper — 37 .6%
(Cost: $ 7,840,015,819 ) ............................ 7,842,223,433
Corporate Bonds
Commercial Services & Supplies — 0.3%
Ecmc Group, Inc.
(a)
4.87% , 11/07/24 .................. 24,500 24,500,000
Series 23-1 , 4.87% , 11/07/24 .......... 44,600 44,600,000
Total Corporate Bonds — 0 .3%
(Cost: $ 69,100,000 ) ............................... 69,100,000
Municipal Bonds
California — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT0955 , RB , VRDN ( JPMorgan
Chase Bank NA LIQ ) , 5.03% , 11/07/24
(d) (e) (f)
6,300 6,300,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series 2023-
1 , RB , VRDN ( Royal Bank of Canada LOC ) ,
4.87% , 11/07/24
(f)
................. 10,061 10,061,000
New York — 0.1%
State of New York Mortgage Agency
Homeowner Mortgage , Series 238 ,
RB , VRDN ( Barclays Bank plc LOC ) ,
4.85% , 11/07/24
(f)
................. 18,000 18,000,000
Security
Par (000)
Par (000) Value
Other — 0.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043 , RB , VRDN
( Mizuho Bank Ltd. LOC ) , 4.95% , 11/07/24 . USD 30,370 $ 30,370,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005 , RB , VRDN
( Barclays Bank plc LOC ) , 4.95% , 11/07/24 . 5,510 5,510,000
Tender Option Bond Trust Receipts/Certificates ,
Series 2021-XF2953TX , RB , VRDN
( Barclays Bank plc LOC ) , 4.95% , 11/07/24 . 8,033 8,033,357
43,913,357
Texas — 0.0%
North Texas Higher Education Authority, Inc. ,
Series 2023-1 , RB , VRDN ( Royal Bank of
Canada LOC ) , 4.87% , 11/07/24
(f)
....... 8,700 8,700,000
Total Municipal Bonds — 0 .4%
(Cost: $ 86,974,357 ) ............................... 86,974,357
Time Deposits
Credit Agricole Corporate & Investment Bank
SA , 4.81% , 11/01/24 ............... 116,334 116,334,000
Erste Group Bank AG , 4.83% , 11/01/24 ..... 550,000 550,000,000
First Abu Dhabi Bank USA NV , 4.83% , 11/01/24 550,000 550,000,000
ING Bank NV , 4.84% , 11/07/24 ........... 750,000 750,000,000
KBC Bank NV , 4.83% , 11/01/24 .......... 650,000 650,000,000
Mizuho Bank Ltd. , 4.83% , 11/01/24 ........ 300,000 300,000,000
Royal Bank of Canada , 4.83% , 11/01/24 .... 350,000 350,000,000
Skandinaviska Enskilda Banken AB ,
4.83% , 11/01/24 .................. 500,000 500,000,000
Svenska Handelsbanken AB , 4.83% , 11/01/24 520,000 520,000,000
Swedbank AB , 4.83% , 11/01/24 .......... 465,000 465,000,000
Total Time Deposits — 22 .8%
(Cost: $ 4,751,334,000 ) ............................ 4,751,334,000
U.S. Treasury Obligations
U.S. Treasury Bills
(c)
4.49% , 01/23/25 .................. 110,500 109,368,848
4.51% , 02/20/25 .................. 49,000 48,331,028
4.47% , 03/13/25 .................. 50,000 49,197,859
4.48% , 03/27/25 .................. 45,000 44,202,475
4.26% , 10/30/25 .................. 101,100 96,932,166
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield at 0.00% Floor +
0.17%), 4.73% , 04/30/25
(a)
........... 8,000 7,999,193
Total U.S. Treasury Obligations — 1 .7%
(Cost: $ 355,913,071 ) .............................. 356,031,569
Total Repurchase Agreements — 19 .6%
(Cost: $ 4,093,000,000 ) ............................ 4,093,000,000
Total Investments — 97 .0%
(Cost: $ 20,233,068,273 )
(g)
.......................... 20,236,904,212
Other Assets Less Liabilities — 3.0% .................... 619,576,977
Net Assets — 100.0% ...............................
$ 20,856,481,189

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
TempCash

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(continued)
October 31, 2024
TempCash
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .90%
(a)
10/31/24 11/01/24 $ 98,000 $ 98,000,000 $ 98,013,339
Corporate/Debt
Obligations, 0.28% to
9.11%, due 09/15/34 to
10/25/69 ......... $ 768,054,565 $ 104,860,000
5 .15
(b)
10/31/24 12/06/24 80,000 80,000,000 80,412,000
Corporate/Debt
Obligations, 0.13% to
8.40%, due 08/07/34 to
02/25/67 ......... 1,314,734,851 85,600,000
– –
$ 178,000,000 $ 190,460,000
– –
Bank of Montreal .... 4 .93 10/25/24 11/01/24 47,000 47,000,000 47,045,055
U.S. Government
Sponsored Agency
Obligation, 6.06%, due
09/20/54 ......... 49,518,034 49,350,000
– –
Bank of Nova Scotia
(The) .......... 5 .05
(a)
10/31/24 11/01/24 55,000 55,000,000 55,007,715
Corporate/Debt
Obligations, 4.85% to
8.20%, due 04/25/25 to
04/18/54 ......... 50,546,000 57,758,249
5 .23
(b)
10/31/24 12/06/24 35,000 35,000,000 35,183,050
Corporate/Debt
Obligations, 2.00% to
8.38%, due 07/03/25 to
12/01/54 ......... 37,351,000 36,755,505
– –
$ 90,000,000 $ 94,513,754
– –
Barclays Bank plc ... 4 .91
(b)
10/31/24 11/08/24 48,000 48,000,000 48,052,373
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
06/20/52 ......... 65,739,886 48,960,000
4 .93
(a)
10/31/24 11/01/24 466,000 466,000,000 466,063,816
Corporate/Debt
Obligations, 1.50% to
7.88%, due 09/06/26 to
09/01/34 ......... 502,216,000 489,300,600
4 .95
(a)
10/31/24 11/01/24 35,000 35,000,000 35,004,812
Corporate/Debt
Obligations, 5.00% to
7.35%, due 02/01/26 to
07/01/35 ......... 34,435,000 37,452,277
5 .03
(a)
10/31/24 11/01/24 21,000 21,000,000 21,002,934
Corporate/Debt
Obligations, 3.20% to
9.00%, due 04/01/26 to
06/19/32 ......... 26,352,512 23,789,472
5 .08
(b)
10/31/24 12/06/24 26,000 26,000,000 26,132,080
Corporate/Debt
Obligation, 5.00%, due
06/15/51 ......... 25,740,000 27,823,853
– –
$ 596,000,000 $ 627,326,202
– –
Barclays Capital, Inc. . 5 .06
(b)
10/31/24 12/06/24 108,000 108,000,000 108,546,480
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.88% to 5.02%, due
11/18/24 to 09/14/37 . 110,361,500 110,160,011
– –
BNP Paribas SA .... 4 .93
(a)
10/31/24 11/01/24 54,000 54,000,000 54,007,395
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.13% to
8.86%, due 03/02/25 to
11/25/68 ......... 67,268,433 58,004,554
– –
Citigroup Global Markets,
Inc. ........... 4 .85
(c)
10/31/24 11/01/24 1,000 1,000,000 1,000,135
U.S. Treasury
Obligation, 4.13%, due
10/31/29 ......... 1,020,006 1,020,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
TempCash

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .87% 10/31/24 11/01/24 $ 500,000 $ 500,000,000 $ 500,067,639
U.S. Government
Sponsored Agency
Obligations, 5.00% to
8.28%, due 08/15/58 to
09/20/67 ......... $ 642,099,765 $ 510,000,000
4 .88
(a)
10/31/24 11/01/24 48,000 48,000,000 48,006,507
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
4.25%, due 11/20/24 to
11/15/42 ......... 51,358,400 49,281,871
5 .12
(b)
10/31/24 01/02/25 5,000 5,000,000 5,044,800
Corporate/Debt
Obligations, 1.24% to
6.35%, due 03/15/39 to
04/25/57 ......... 829,395,664 5,350,000
– –
$ 554,000,000 $ 565,651,871
– –
Credit Agricole Corporate
& Investment Bank SA 4 .87 10/31/24 11/01/24 145,000 145,000,000 145,019,615
U.S. Treasury
Obligation, 4.50%, due
11/15/33 ......... 142,372,300 147,900,013
4 .87 10/31/24 11/01/24 25,000 25,000,000 25,003,382
U.S. Treasury
Obligation, 4.63%, due
04/30/31 ......... 24,889,500 25,500,039
4 .94
(b)
10/31/24 11/08/24 73,000 73,000,000 73,080,138
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
8.75%, due 11/14/24 to
08/25/67 ......... 99,446,052 78,594,398
– –
$ 243,000,000 $ 251,994,450
– –
Goldman Sachs & Co.
LLC ........... 4 .86 10/31/24 11/01/24 50,000 50,000,000 50,006,750
U.S. Treasury
Obligations, 0.13% to
4.13%, due 07/31/28 to
02/15/52 ......... 57,403,200 51,000,044
5 .23
(b)
10/31/24 12/16/24 115,000 115,000,000 115,768,519
U.S. Government
Sponsored Agency
Obligation, 6.50%, due
07/01/54 ......... 116,445,351 118,450,001
– –
$ 165,000,000 $ 169,450,045
– –
JP Morgan Securities
LLC ........... 4 .84
(b)
10/31/24 11/08/24 196,000 196,000,000 196,210,809
U.S. Government
Sponsored Agency
Obligations, 4.00% to
7.50%, due 10/20/52 to
08/20/64 ......... 197,372,936 199,920,002
4 .87 10/31/24 11/01/24 350,000 350,000,000 350,047,347
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.78%, due 07/20/32 to
04/15/66 ......... 624,744,501 357,000,001
4 .95
(a)
10/31/24 11/01/24 50,000 50,000,000 50,006,875
Corporate/Debt
Obligations, 0.00%, due
11/05/24 to 02/03/25 . 52,551,361 52,154,973
5 .03
(a)
10/31/24 11/01/24 25,000 25,000,000 25,003,493
Corporate/Debt
Obligation, 3.61%, due
10/01/54 ......... 26,680,000 26,751,837
5 .03
(b)
10/31/24 11/08/24 20,000 20,000,000 20,022,356
Corporate/Debt
Obligations, 0.00% to
2.49%, due 01/15/27 to
10/01/50 ......... 25,011,000 23,000,077

Schedule of Investments
(continued)
October 31, 2024
TempCash
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
5 .03%
(b)
10/31/24 11/08/24 $ 100,000 $ 100,000,000 $ 100,111,778
Corporate/Debt
Obligations, 1.65% to
7.88%, due 10/01/25 to
09/10/64 ......... $ 109,477,000 $ 105,000,374
5 .05
(a)
10/31/24 11/01/24 37,000 37,000,000 37,005,190
Corporate/Debt
Obligations, 0.00% to
8.50%, due 12/15/25 to
01/19/63 ......... 42,072,000 40,059,336
5 .13
(a)
10/31/24 11/01/24 70,000 70,000,000 70,009,975
Corporate/Debt
Obligations, 1.30% to
10.75%, due 12/01/24
to 12/31/79 ....... 86,546,466 75,271,083
5 .20
(b)
10/31/24 01/30/25 40,000 40,000,000 40,525,778
Corporate/Debt
Obligations, 2.25% to
7.08%, due 10/15/35 to
07/25/68 ......... 57,906,729 42,800,001
5 .31
(b)
10/31/24 01/30/25 90,000 90,000,000 91,208,025
Corporate/Debt
Obligations, 0.92% to
7.13%, due 05/17/27 to
07/25/68 ......... 140,740,255 97,032,343
5 .31
(b)
10/31/24 01/30/25 25,000 25,000,000 25,335,562
Corporate/Debt
Obligations, 2.72% to
7.45%, due 05/03/26 to
05/25/44 ......... 29,565,864 26,931,609
5 .31
(b)
10/31/24 01/30/25 65,000 65,000,000 65,872,462
Corporate/Debt
Obligations, 0.50% to
10.07%, due 07/20/31
to 08/25/67 ....... 96,616,695 69,550,001
– –
$ 1,068,000,000 $ 1,115,471,637
– –
Mizuho Securities USA
LLC ........... 4 .98
(a)
10/31/24 11/01/24 75,000 75,000,000 75,010,375
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 10/01/39 to
10/01/54 ......... 85,037,767 77,250,001
5 .28
(b)
10/31/24 12/06/24 50,000 50,000,000 50,264,000
Corporate/Debt
Obligations, 0.93% to
8.62%, due 10/20/33 to
06/25/66 ......... 302,371,705 53,500,001
– –
$ 125,000,000 $ 130,750,002
– –
Natixis SA ......... 4 .93
(a)
10/31/24 11/01/24 36,000 36,000,000 36,004,930
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 1.25% to
7.77%, due 03/01/26 to
11/15/95 ......... 40,447,583 37,799,467
4 .96
(b)
10/31/24 11/08/24 25,000 25,000,000 25,027,556
Corporate/Debt
Obligations, 1.65% to
7.77%, due 03/01/26 to
05/15/52 ......... 27,766,769 26,250,000
5 .04
(b)
10/31/24 11/08/24 16,000 16,000,000 16,017,920
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 1.50% to
9.88%, due 03/01/26 to
05/15/97 ......... 18,915,152 17,270,467
– –
$ 77,000,000 $ 81,319,934
– –
Nomura Securities
International, Inc. .. 4 .87 10/31/24 11/01/24 200,000 200,000,000 200,027,056
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 09/20/33 to
06/20/62 ......... 423,343,694 204,001,630
– –

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
TempCash

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Scotia Capital USA, Inc. 5 .23%
(b)
10/31/24 12/06/24 $ 10,000 $ 10,000,000 $ 10,052,300
Corporate/Debt
Obligations, 3.88% to
8.55%, due 05/21/27 to
03/01/35 ......... $ 10,487,200 $ 10,956,014
– –
TD Securities USA LLC 4 .91
(a)
10/31/24 11/01/24 240,000 240,000,000 240,032,733
Corporate/Debt
Obligations, 5.00% to
11.75%, due 06/10/26
to 08/01/35 ....... 247,306,000 266,140,986
4 .93
(b)
10/31/24 11/08/24 55,000 55,000,000 55,060,256
Corporate/Debt
Obligations, 2.88% to
12.75%, due 01/15/25
to 06/01/41 ....... 64,838,478 62,652,643
– –
$ 295,000,000 $ 328,793,629
– –
Wells Fargo Securities
LLC ........... 4 .87 10/31/24 11/01/24 110,000 110,000,000 110,014,881
U.S. Government
Sponsored Agency
Obligations, 0.00% to
4.75%, due 06/20/42 to
10/16/66 ......... 1,134,253,162 115,500,000
5 .23
(b)
10/31/24 02/09/25 150,000 150,000,000 152,200,958
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
6.10%, due 12/16/24 to
10/24/51 ......... 157,213,849 157,397,428
5 .28
(b)
10/31/24 02/09/25 23,000 23,000,000 23,340,707
Corporate/Debt
Obligations, 0.00% to
5.25%, due 01/01/26 to
11/15/54 ......... 26,200,000 24,613,140
– –
$ 283,000,000 $ 297,510,568
– –
$ 4,093,000,000 $ 4,285,714,301
– –
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Traded in a joint account.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 3,038,240,853 $ — $ 3,038,240,853
Commercial Paper ....................................... — 7,842,223,433 — 7,842,223,433
Corporate Bonds ........................................ — 69,100,000 — 69,100,000
Municipal Bonds ......................................... — 86,974,357 — 86,974,357
Repurchase Agreements ................................... — 4,093,000,000 — 4,093,000,000
Time Deposits .......................................... — 4,751,334,000 — 4,751,334,000
U.S. Treasury Obligations ................................... — 356,031,569 — 356,031,569
$ — $ 20,236,904,212 $ — $ 20,236,904,212

Schedule of Investments
October 31, 2024
T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
3.80% , 11/05/24 .................. USD 1,805,200 $ 1,804,186,120
4.05% , 11/07/24 .................. 1,977,275 1,975,581,491
4.34% , 11/12/24 .................. 139,800 139,587,224
4.40% , 11/14/24 .................. 1,240,700 1,238,386,575
4.46% , 11/19/24 .................. 380,641 379,663,845
4.47% , 11/21/24 .................. 2,894,555 2,886,328,882
4.51% , 11/26/24 .................. 192,900 192,275,084
4.53% , 11/29/24 .................. 1,971,766 1,964,117,998
4.52% , 12/03/24 .................. 347,717 346,143,475
4.55% , 12/05/24 .................. 2,455,580 2,443,715,512
4.55% , 12/10/24 .................. 1,256,245 1,249,453,950
4.57% , 12/12/24 .................. 1,398,183 1,390,387,927
4.57% , 12/17/24 .................. 1,526,110 1,516,458,337
4.55% , 12/19/24 .................. 1,814,110 1,801,657,564
4.59% , 12/24/24 .................. 611,184 606,821,029
4.58% , 12/26/24 .................. 1,577,750 1,565,799,349
4.55% , 12/31/24 .................. 2,511,485 2,492,423,141
4.54% , 01/02/25 .................. 1,471,895 1,459,914,820
4.50% , 01/07/25 .................. 1,524,000 1,510,357,238
4.50% , 01/09/25 .................. 1,205,537 1,194,366,673
4.50% , 01/14/25 .................. 1,359,290 1,346,045,987
4.52% , 01/16/25 .................. 820,600 812,778,312
4.50% , 01/21/25 .................. 1,344,425 1,330,381,762
4.49% , 01/23/25 .................. 1,956,035 1,935,562,192
4.52% , 01/28/25 .................. 1,109,595 1,097,579,320
4.50% , 01/30/25 .................. 515,900 509,541,532
4.51% , 02/04/25 .................. 1,116,555 1,103,561,091
4.51% , 02/06/25 .................. 250,000 246,773,403
4.51% , 02/11/25 .................. 1,441,690 1,423,591,363
4.51% , 02/13/25 .................. 746,600 736,278,104
4.51% , 02/20/25 .................. 610,767 601,858,321
4.51% , 02/25/25 .................. 1,218,900 1,201,431,362
4.37% , 03/04/25 .................. 3,143,300 3,097,270,741
4.48% , 04/03/25 .................. 743,113 729,800,566
4.45% , 04/10/25 .................. 202,784 198,909,323
4.45% , 04/17/25 .................. 1,190,500 1,166,918,512
4.45% , 04/24/25 .................. 620,840 607,844,116
4.44% , 05/01/25 .................. 1,361,900 1,332,285,292
4.26% , 07/10/25 .................. 800,000 773,366,109
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.30% , 08/07/25 .................. USD 9,800 $ 9,479,871
4.26% , 10/30/25 .................. 278,395 266,887,089
U.S. Treasury Notes
2.25% , 11/15/24 .................. 83,800 83,706,044
1.00% , 12/15/24 .................. 60,680 60,393,623
2.25% , 12/31/24 .................. 132,640 132,046,274
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
4.76% , 01/31/25
(b)
............... 400,000 400,019,948
1.13% , 02/28/25 .................. 61,347 60,575,372
2.75% , 02/28/25 .................. 76,199 75,636,517
3.88% , 03/31/25 .................. 21,525 21,423,501
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.73% , 04/30/25
(b)
............... 3,523,565 3,523,541,563
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.69% , 07/31/25
(b)
............... 1,268,235 1,267,803,406
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.73% , 10/31/25
(b)
............... 2,158,689 2,158,585,862
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.81% , 01/31/26
(b)
............... 1,714,200 1,714,508,215
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.71% , 04/30/26
(b)
............... 3,001,793 3,001,764,817
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.74% , 07/31/26
(b)
............... 948,360 947,481,787
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.77% , 10/31/26
(b)
............... 1,851,060 1,851,060,000
Total U.S. Treasury Obligations — 58 .0%
(Cost: $ 63,984,317,531 ) ............................ 63,984,317,531
Total Repurchase Agreements — 42 .1%
(Cost: $ 46,487,000,000 ) ............................ 46,487,000,000
Total Investments — 100 .1%
(Cost: $ 110,471,317,531 ) ........................... 110,471,317,531
Liabilities in Excess of Other Assets — (0.1) % ............. (147,417,987)
Net Assets — 100.0% ...............................
$ 110,323,899,544
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
T-Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .85% 10/31/24 11/01/24 $ 11,000 $ 11,000,000 $ 11,001,482
U.S. Treasury
Obligations, 0.00% to
4.63%, due 01/15/25 to
11/15/32 ......... $ 11,231,427 $ 11,220,000
4 .85
(a)
10/31/24 11/01/24 400,000 400,000,000 400,053,889
U.S. Treasury
Obligations, 0.00% to
4.50%, due 11/30/24 to
11/15/26 ......... 339,834,847 408,000,000
4 .85 10/31/24 11/01/24 50,000 50,000,000 50,006,736
U.S. Treasury
Obligation, 2.00%, due
01/15/26 ......... 32,070,300 51,000,044
– –
$ 461,000,000 $ 470,220,044
– –
Bank of Montreal .... 4 .85 10/31/24 11/01/24 176,000 176,000,000 176,023,711
U.S. Treasury
Obligations, 0.00%, due
05/15/27 to 11/15/32 . 233,251,433 179,520,000
– –
Bank of Nova Scotia
(The) .......... 4 .85 10/31/24 11/01/24 436,000 436,000,000 436,058,739
U.S. Treasury
Obligations, 0.13% to
4.50%, due 03/31/25 to
11/15/48 ......... 456,040,400 444,779,915
– –
Barclays Bank plc ... 4 .86 10/31/24 11/01/24 2,438,000 2,438,000,000 2,438,329,130
U.S. Treasury
Obligations, 2.75% to
4.50%, due 05/15/27 to
08/15/32 ......... 2,572,670,800 2,486,760,006
4 .86 10/31/24 11/01/24 343,000 343,000,000 343,046,305
U.S. Treasury
Obligations, 0.25% to
3.13%, due 09/30/25 to
08/31/29 ......... 364,459,800 349,860,050
– –
$ 2,781,000,000 $ 2,836,620,056
– –
BNP Paribas SA .... 4 .85 10/31/24 11/01/24 1,152,000 1,152,000,000 1,152,155,200
U.S. Treasury
Obligations, 0.00% to
4.50%, due 10/31/29 to
11/15/49 ......... 1,223,623,908 1,175,040,058
4 .85 10/31/24 11/01/24 5,000 5,000,000 5,000,674
U.S. Treasury
Obligations, 0.13% to
4.88%, due 03/31/26 to
07/15/26 ......... 5,052,500 5,100,013
4 .93
(b)
10/31/24 11/08/24 1,200,000 1,200,000,000 1,201,314,667
U.S. Treasury
Obligations, 0.00% to
5.00%, due 01/14/25 to
02/15/51 ......... 1,340,223,993 1,224,000,001
– –
$ 2,357,000,000 $ 2,404,140,072
– –
Citibank NA ........ 4 .85 10/31/24 11/01/24 100,000 100,000,000 100,013,472
U.S. Treasury
Obligations, 0.00% to
4.88%, due 01/02/25 to
02/15/54 ......... 101,997,600 102,000,066
– –
Citigroup Global Markets,
Inc. ........... 4 .84 10/29/24 11/05/24 550,000 550,000,000 550,517,611
U.S. Treasury
Obligation, 4.13%, due
10/31/29 ......... 561,003,400 561,000,034
4 .85 10/31/24 11/01/24 911,000 911,000,000 911,122,732
U.S. Treasury
Obligations, 2.88% to
4.63%, due 08/15/39 to
05/15/54 ......... 1,003,298,400 929,220,036
4 .85 10/31/24 11/01/24 5,000 5,000,000 5,000,674
U.S. Treasury
Obligation, 4.00%, due
01/31/31 ......... 5,100,300 5,100,096

Schedule of Investments
(continued)
October 31, 2024
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .85%
(a)
10/31/24 11/01/24 $ 385,000 $ 385,000,000 $ 385,051,868
U.S. Treasury
Obligation, 4.13%, due
10/31/29 ......... $ 392,702,402 $ 392,700,046
– –
$ 1,851,000,000 $ 1,888,020,212
– –
Credit Agricole Corporate
& Investment Bank SA 4 .85 10/31/24 11/01/24 40,000 40,000,000 40,005,389
U.S. Treasury
Obligation, 0.88%, due
11/15/30 ......... 49,108,300 40,800,076
4 .85
(a)
10/31/24 11/01/24 1,750,000 1,750,000,000 1,750,235,764
U.S. Treasury
Obligations, 1.00% to
4.38%, due 10/31/26 to
06/30/29 ......... 1,810,247,549 1,785,000,065
4 .85 10/31/24 11/01/24 111,000 111,000,000 111,014,954
U.S. Treasury
Obligation, 4.13%, due
01/31/25 ......... 112,233,100 113,220,022
– –
$ 1,901,000,000 $ 1,939,020,163
– –
Deutsche Bank AG ... 4 .85 10/31/24 11/01/24 200,000 200,000,000 200,026,944
U.S. Treasury
Obligations, 3.75% to
4.63%, due 11/15/26 to
08/31/31 ......... 204,406,300 204,000,042
4 .85 10/31/24 11/01/24 1,450,000 1,450,000,000 1,450,195,347
U.S. Treasury
Obligations, 0.63% to
4.13%, due 11/30/27 to
10/31/31 ......... 1,545,398,400 1,479,000,045
– –
$ 1,650,000,000 $ 1,683,000,087
– –
Fixed Income Clearing
Corporation - BNP . 4 .82 10/31/24 11/01/24 4,000,000 4,000,000,000 4,000,535,556
U.S. Treasury
Obligations, 0.00% to
6.75%, due 11/12/24 to
02/15/54 ......... 4,556,855,600 4,080,000,004
4 .86 10/31/24 11/01/24 1,500,000 1,500,000,000 1,500,202,500
U.S. Treasury
Obligations, 0.00% to
5.38%, due 12/10/24 to
08/15/54 ......... 1,663,744,700 1,530,000,025
– –
$ 5,500,000,000 $ 5,610,000,029
– –
Fixed Income Clearing
Corporation - BNY . 4 .86 10/31/24 11/01/24 2,500,000 2,500,000,000 2,500,337,500
U.S. Treasury
Obligations, 0.63% to
1.00%, due 07/31/28 to
07/15/32 ......... 2,718,179,200 2,550,000,061
– –
Fixed Income Clearing
Corporation - BOFA 4 .82 10/31/24 11/01/24 1,500,000 1,500,000,000 1,500,200,833
U.S. Treasury
Obligations, 0.00% to
4.88%, due 11/05/24 to
08/15/53 ......... 1,788,904,100 1,530,000,052
4 .86 10/16/24 11/19/24 500,000 500,000,000 502,295,000
U.S. Treasury
Obligations, 0.00% to
4.75%, due 12/03/24 to
02/15/49 ......... 575,758,800 510,000,028
4 .91 10/31/24 11/08/24 400,000 400,000,000 400,436,444
U.S. Treasury
Obligations, 0.00% to
4.38%, due 02/06/25 to
05/15/34 ......... 418,191,800 408,000,092
4 .92 10/29/24 11/01/24 390,000 390,000,000 390,159,900
U.S. Treasury
Obligations, 0.50% to
4.13%, due 11/15/24 to
05/15/48 ......... 413,349,700 397,800,003
4 .92 10/11/24 11/04/24 500,000 500,000,000 501,640,000
U.S. Treasury
Obligations, 0.00% to
5.00%, due 11/05/24 to
02/15/53 ......... 530,552,700 510,000,080

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
T-Fund

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .93% 10/29/24 11/04/24 $ 600,000 $ 600,000,000 $ 600,493,000
U.S. Treasury
Obligations, 0.00% to
5.25%, due 11/05/24 to
11/15/51 ......... $ 635,435,600 $ 612,000,027
4 .93 10/31/24 11/05/24 775,000 775,000,000 775,530,660
U.S. Treasury
Obligations, 0.00% to
4.63%, due 11/15/24 to
05/15/48 ......... 817,202,100 790,500,057
– –
$ 4,665,000,000 $ 4,758,300,339
– –
Fixed Income Clearing
Corporation - CITI . 4 .86 10/31/24 11/01/24 2,000,000 2,000,000,000 2,000,270,000
U.S. Treasury
Obligations, 0.00% to
6.75%, due 11/12/24 to
02/15/53 ......... 2,279,883,400 2,040,000,008
– –
Fixed Income Clearing
Corporation - GS .. 4 .86 10/31/24 11/01/24 750,000 750,000,000 750,101,250
U.S. Treasury
Obligations, 0.00% to
4.13%, due 11/19/24 to
11/15/50 ......... 936,666,800 765,000,031
– –
Fixed Income Clearing
Corporation - HSBC 4 .82 10/31/24 11/01/24 5,500,000 5,500,000,000 5,500,736,389
U.S. Treasury
Obligations, 0.00% to
7.63%, due 11/15/24 to
11/15/53 ......... 6,114,584,100 5,610,000,024
– –
Fixed Income Clearing
Corporation - JPM . 4 .86 10/31/24 11/01/24 1,000,000 1,000,000,000 1,000,135,000
U.S. Treasury
Obligations, 3.00% to
4.50%, due 05/15/26 to
05/15/47 ......... 1,152,007,300 1,020,000,005
– –
Fixed Income Clearing
Corporation - NOMU 4 .87 10/31/24 11/01/24 1,000,000 1,000,000,000 1,000,135,278
U.S. Treasury
Obligations, 0.00% to
7.63%, due 12/31/24 to
08/15/54 ......... 1,138,863,000 1,020,000,000
– –
Fixed Income Clearing
Corporation - SSB . 4 .87 10/31/24 11/01/24 1,750,000 1,750,000,000 1,750,236,736
U.S. Treasury
Obligations, 0.38% to
7.63%, due 01/31/25 to
08/15/52 ......... 1,862,605,200 1,796,703,608
– –
Fixed Income Clearing
Corporation - WF .. 4 .85 10/28/24 11/27/24 400,000 400,000,000 401,616,667
U.S. Treasury
Obligations, 0.50% to
4.63%, due 01/31/26 to
05/15/54 ......... 459,895,900 408,000,002
4 .86 10/31/24 11/01/24 2,000,000 2,000,000,000 2,000,270,000
U.S. Treasury
Obligations, 0.00% to
5.00%, due 11/15/24 to
05/15/54 ......... 2,322,896,200 2,040,000,001
4 .89 10/29/24 11/08/24 800,000 800,000,000 801,086,667
U.S. Treasury
Obligations, 0.25% to
5.00%, due 05/31/25 to
05/15/54 ......... 1,057,417,600 816,000,005
– –
$ 3,200,000,000 $ 3,264,000,008
– –
Goldman Sachs & Co.
LLC ........... 4 .85 10/31/24 11/01/24 14,000 14,000,000 14,001,886
U.S. Treasury
Obligations, 0.00%, due
05/15/51 to 11/15/51 . 48,284,408 14,280,000
– –
HSBC Securities USA,
Inc. ........... 4 .85 10/31/24 11/01/24 6,000 6,000,000 6,000,808
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 9,553,245 6,120,000
4 .85 10/31/24 11/01/24 1,075,000 1,075,000,000 1,075,144,826
U.S. Treasury
Obligations, 0.00% to
4.38%, due 11/14/24 to
05/15/52 ......... 1,165,438,874 1,096,500,001
– –
$ 1,081,000,000 $ 1,102,620,001
– –

Schedule of Investments
(continued)
October 31, 2024
T-Fund
Schedules of Investments

Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
JP Morgan Securities
LLC ........... 4 .83%
(b)
10/31/24 11/08/24 $ 2,000,000 $ 2,000,000,000 $ 2,002,146,667
U.S. Treasury
Obligations, 0.00% to
4.63%, due 01/15/25 to
08/15/29 ......... $ 1,864,991,016 $ 2,040,000,001
4 .85
(c)
10/31/24 11/01/24 250,000 250,000,000 250,033,681
U.S. Treasury
Obligations, 0.00% to
1.63%, due 08/15/28 to
10/15/29 ......... 256,658,800 255,000,086
4 .85 10/31/24 11/01/24 200,000 200,000,000 200,026,944
U.S. Treasury
Obligations, 0.00% to
0.50%, due 05/31/27 to
02/15/29 ......... 239,767,602 204,000,001
4 .85 10/31/24 11/01/24 35,000 35,000,000 35,004,715
U.S. Treasury
Obligation, 0.75%, due
03/31/26 ......... 37,460,400 35,700,014
– –
$ 2,485,000,000 $ 2,534,700,102
– –
Mizuho Securities USA
LLC ........... 4 .85 10/31/24 11/01/24 750,000 750,000,000 750,101,042
U.S. Treasury
Obligations, 1.13% to
4.75%, due 02/15/39 to
02/15/54 ......... 965,817,900 765,000,054
4 .86 10/29/24 11/05/24 500,000 500,000,000 500,472,500
U.S. Treasury
Obligations, 0.25% to
4.88%, due 01/31/25 to
11/15/32 ......... 530,621,800 510,000,069
– –
$ 1,250,000,000 $ 1,275,000,123
– –
Morgan Stanley & Co.
LLC ........... 4 .85 10/31/24 11/01/24 2,000 2,000,000 2,000,269
U.S. Treasury
Obligations, 0.00% to
2.88%, due 08/31/25 to
02/15/41 ......... 2,166,100 2,040,012
– –
MUFG Securities
Americas, Inc. .... 4 .85 10/31/24 11/01/24 314,000 314,000,000 314,042,303
U.S. Treasury
Obligations, 0.75% to
4.73%, due 11/15/24 to
02/15/54 ......... 340,602,900 320,280,089
– –
Natixis SA ......... 4 .85
(c)
10/31/24 11/01/24 243,000 243,000,000 243,032,738
U.S. Treasury
Obligations, 0.00% to
4.88%, due 11/15/24 to
02/15/54 ......... 255,426,500 247,860,001
4 .85 10/31/24 11/01/24 91,000 91,000,000 91,012,260
U.S. Treasury
Obligations, 1.75% to
2.00%, due 08/15/25 to
11/15/29 ......... 96,251,700 92,820,088
– –
$ 334,000,000 $ 340,680,089
– –
Royal Bank of Canada 4 .85 10/31/24 11/01/24 38,000 38,000,000 38,005,119
U.S. Treasury
Obligations, 1.25% to
5.25%, due 02/15/29 to
11/15/52 ......... 46,964,800 38,760,070
– –
Societe Generale SA . 4 .85 10/31/24 11/01/24 25,000 25,000,000 25,003,368
U.S. Treasury
Obligations, 2.25% to
4.25%, due 05/15/41 to
08/15/54 ......... 33,989,300 25,500,058
– –
TD Securities USA LLC 4 .85 10/31/24 11/01/24 741,000 741,000,000 741,099,829
U.S. Treasury
Obligations, 1.38% to
4.25%, due 10/31/28 to
06/30/31 ......... 803,502,400 755,820,039
– –
Wells Fargo Securities
LLC ........... 4 .85
(a)
10/31/24 11/01/24 600,000 600,000,000 600,080,833
U.S. Treasury
Obligations, 1.38% to
4.50%, due 01/31/26 to
11/15/33 ......... 626,495,884 612,000,043

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
T-Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
4 .85% 10/31/24 11/01/24 $ 25,000 $ 25,000,000 $ 25,003,368
U.S. Treasury
Obligation, 2.38%, due
05/15/51 ......... $ 37,764,900 $ 25,500,028
– –
$ 625,000,000 $ 637,500,071
– –
$ 46,487,000,000 $ 47,428,505,382
– –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 46,487,000,000 $ — $ 46,487,000,000
U.S. Treasury Obligations ................................... — 63,984,317,531 — 63,984,317,531
$ — $ 110,471,317,531 $ — $ 110,471,317,531

Schedule of Investments
October 31, 2024
Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
3.80% , 11/05/24 .................. USD 749,900 $ 749,480,056
4.05% , 11/07/24 .................. 9,129,599 9,122,432,716
4.34% , 11/12/24 .................. 653,900 652,940,095
4.40% , 11/14/24 .................. 3,211,440 3,205,931,485
4.46% , 11/19/24 .................. 13,567,391 13,535,508,114
4.47% , 11/21/24 .................. 4,993,000 4,979,351,917
4.51% , 11/26/24 .................. 1,777,460 1,771,709,803
4.53% , 11/29/24 .................. 8,363,666 8,332,296,974
4.52% , 12/03/24 .................. 5,541,403 5,518,307,141
4.55% , 12/05/24 .................. 3,782,905 3,765,069,967
4.55% , 12/10/24 .................. 6,043,785 6,013,168,040
4.57% , 12/12/24 .................. 5,192,940 5,165,284,702
4.57% , 12/17/24 .................. 2,493,190 2,478,440,014
4.55% , 12/19/24 .................. 4,032,200 4,006,437,668
4.59% , 12/24/24 .................. 6,886,460 6,839,666,861
4.58% , 12/26/24 .................. 1,578,120 1,566,427,929
4.55% , 12/31/24 .................. 4,751,600 4,715,977,204
4.54% , 01/02/25 .................. 1,159,240 1,149,995,759
4.50% , 01/07/25 .................. 750,400 743,682,461
4.50% , 01/09/25 .................. 620,224 614,735,607
4.50% , 01/14/25 .................. 1,568,370 1,553,152,362
4.52% , 01/16/25 .................. 967,100 957,881,923
4.50% , 01/21/25 .................. 2,366,965 2,342,481,496
4.49% , 01/23/25 .................. 3,939,811 3,898,775,646
4.52% , 01/28/25 .................. 1,902,870 1,882,263,911
4.50% , 01/30/25 .................. 659,900 651,766,732
4.51% , 02/04/25 .................. 3,290,530 3,252,236,457
4.51% , 02/11/25 .................. 1,704,490 1,683,092,233
4.51% , 02/13/25 .................. 632,533 623,779,078
4.51% , 02/20/25 .................. 335,712 330,774,910
4.51% , 02/25/25 .................. 1,422,636 1,402,247,221
4.37% , 03/04/25 .................. 2,501,700 2,465,066,081
4.47% , 03/13/25 .................. 250,000 246,059,250
4.47% , 03/20/25 .................. 875,000 860,518,131
4.48% , 03/27/25 .................. 250,000 245,680,833
4.48% , 04/03/25 .................. 889,714 873,775,491
4.45% , 04/10/25 .................. 233,568 229,105,278
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.45% , 04/17/25 .................. USD 1,381,200 $ 1,353,841,117
4.45% , 04/24/25 .................. 729,130 713,868,134
4.44% , 05/01/25 .................. 1,570,800 1,536,642,732
4.34% , 05/15/25 .................. 99,825 97,172,223
4.26% , 07/10/25 .................. 950,000 918,372,254
4.26% , 10/30/25 .................. 435,695 417,684,247
U.S. Treasury Notes
1.00% , 12/15/24 .................. 63,145 62,846,989
2.25% , 12/31/24 .................. 17,300 17,222,561
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.20%),
4.76% , 01/31/25
(b)
............... 2,614,255 2,614,387,244
1.13% , 02/28/25 .................. 24,221 23,919,594
2.75% , 02/28/25 .................. 24,307 24,128,738
3.88% , 03/31/25 .................. 27,095 26,967,236
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.69% , 07/31/25
(b)
............... 363,815 363,673,325
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.73% , 10/31/25
(b)
............... 1,079,428 1,079,316,414
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.81% , 01/31/26
(b)
............... 2,348,995 2,349,579,958
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.71% , 04/30/26
(b)
............... 3,289,834 3,289,831,907
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.74% , 07/31/26
(b)
............... 2,561,060 2,560,031,122
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.77% , 10/31/26
(b)
............... 2,118,075 2,118,075,000
Total U.S. Treasury Obligations — 99 .1%
(Cost: $ 127,993,062,341 ) ........................... 127,993,062,341
Total Investments — 99 .1%
(Cost: $ 127,993,062,341 ) ........................... 127,993,062,341
Other Assets Less Liabilities — 0.9% .................... 1,151,738,789
Net Assets — 100.0% ...............................
$ 129,144,801,130
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 127,993,062,341 $ — $ 127,993,062,341

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
October 31, 2024
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 2.0%
(a)
Alaska Housing Finance Corp. , Series 2007B ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.20% , 11/07/24 ............. USD 13,750 $ 13,750,000
Alaska Housing Finance Corp. , Series 2007D ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.19% , 11/07/24 ............. 28,775 28,775,000
Alaska Housing Finance Corp. , Series 2009B ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.20% , 11/07/24 ............. 11,230 11,230,000
Alaska Housing Finance Corp. , Series 2009B ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.19% , 11/07/24 ............. 14,930 14,930,000
Alaska Housing Finance Corp. , Series 2009D ,
RB , VRDN ( Federal Home Loan Bank
SBPA ) , 3.19% , 11/07/24 ............. 12,600 12,600,000
81,285,000
Arizona — 1.4%
(a)
Arizona Board of Regents , Series 2008A , RB ,
VRDN , 3.25% , 11/07/24 ............. 1,400 1,400,000
Arizona Industrial Development Authority , Series
2019A , RB , VRDN ( TD Bank NA LOC ) ,
4.00% , 11/01/24 .................. 1,860 1,860,000
Arizona Industrial Development Authority , Series
2023A , RB , VRDN ( Barclays Bank plc LOC ) ,
3.30% , 11/07/24 .................. 14,960 14,960,000
Maricopa County Industrial Development
Authority , Series 2024C , RB , VRDN ( Royal
Bank of Canada LOC ) , 3.25% , 11/07/24 .. 37,155 37,155,000
55,375,000
California — 0.1%
San Diego Public Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF1429 , RB ,
VRDN ( JPMorgan Chase Bank NA LIQ ) ,
3.32% , 11/07/24
(a) (b) (c)
............... 4,600 4,600,000
Colorado — 3.3%
(a)
City of Colorado Springs Utilities System , Series
2005A , RB , VRDN ( Bank of America NA
SBPA ) , 3.26% , 11/07/24 ............. 45,000 45,000,000
City of Colorado Springs Utilities System ,
Series 2009C , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ) , 3.24% , 11/07/24 ... 8,465 8,465,000
City of Colorado Springs Utilities System ,
Series 2010C , RB , VRDN ( Barclays Bank plc
SBPA ) , 3.23% , 11/07/24 ............. 11,900 11,900,000
Colorado Health Facilities Authority , Series
2022E , RB , VRDN , 4.05% , 11/01/24 ..... 15,400 15,400,000
Colorado Health Facilities Authority , Series
2024C , RB , VRDN , 3.20% , 11/07/24 ..... 20,000 20,000,000
Colorado Health Facilities Authority , Series
2024D , RB , VRDN , 3.95% , 11/01/24 ..... 4,200 4,200,000
Colorado Housing & Finance Authority , Series
2020A-1 , RB , VRDN ( Federal Home Loan
Bank SBPA ) , 3.40% , 11/07/24 ......... 9,650 9,650,000
County of Arapahoe , Series 2001 , RB , VRDN
( Federal Home Loan Mortgage Corp. LOC ) ,
3.26% , 11/07/24 .................. 8,000 8,000,000
University of Colorado Hospital Authority , Series
2018B , RB , VRDN ( TD Bank NA SBPA ) ,
4.00% , 11/01/24 .................. 9,620 9,620,000
132,235,000
Security
Par (000)
Par (000) Value
Connecticut — 3.7%
(a)
Connecticut Housing Finance Authority , Series
2017A-3 , RB , VRDN ( State Street Bank &
Trust Co. SBPA ) , 3.05% , 11/07/24 ...... USD 2,050 $ 2,050,000
Connecticut Housing Finance Authority , Series
2020A-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ) , 3.20% , 11/07/24 ... 11,250 11,250,000
Connecticut Housing Finance Authority ,
Series 2016B, Sub-Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.05% , 11/07/24 .................. 33,495 33,495,000
Connecticut Housing Finance Authority ,
Series 2022, Sub-Series C-2 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.05% , 11/07/24 .................. 10,775 10,775,000
Connecticut State Health & Educational
Facilities Authority , Series 2016A1 , RB ,
VRDN , 3.60% , 11/01/24 ............. 15,975 15,975,000
Connecticut State Health & Educational
Facilities Authority , Series 2017A-2 , RB ,
VRDN , 2.70% , 11/07/24 ............. 41,960 41,960,000
Connecticut State Housing Finance Authority ,
Series A-3 , RB , VRDN ( TD Bank NA SBPA ) ,
3.27% , 11/07/24 .................. 13,520 13,520,000
State of Connecticut , Series 2016C , GO ,
VRDN ( Bank of America NA SBPA ) ,
3.24% , 11/07/24 .................. 20,655 20,655,000
149,680,000
Delaware — 0.2%
(a)
University of Delaware , Series 2005 , RB , VRDN
( TD Bank NA SBPA ) , 4.00% , 11/01/24 .... 4,250 4,250,000
University of Delaware , Series 2013C , RB ,
VRDN ( TD Bank NA SBPA ) , 4.00% , 11/01/24 4,335 4,335,000
8,585,000
District of Columbia — 0.3%
(a)
District of Columbia , Series 1998A , RB , VRDN
( TD Bank NA LOC ) , 3.25% , 11/07/24 .... 13,070 13,070,000
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2019-XG0267 , RB ,
VRDN ( Bank of America NA LOC ) ,
3.29% , 11/07/24
(b) (c)
................ 475 475,000
13,545,000
Florida — 8.0%
(a)
Broward County Tourist Development, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XL0429 , RB , VRDN ( Wells
Fargo Bank NA LIQ ) , 3.35% , 11/07/24
(b) (c)
.. 3,720 3,720,000
Cape Coral, Water & Sewer System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-YX1317 , RB , VRDN ( Barclays
Bank plc LOC ) , 3.28% , 11/07/24
(b) (c)
..... 12,135 12,135,000
City of Jacksonville , Series 1994 , RB , VRDN ,
3.15% , 11/07/24 .................. 35,960 35,960,000
City of West Palm Beach, Utility System , Series
2008C , RB , VRDN ( JPMorgan Chase Bank
NA SBPA ) , 3.10% , 11/07/24 ........... 1,040 1,040,000
County of St Lucie , Series 2000 , RB , VRDN ,
3.45% , 11/07/24 .................. 29,540 29,540,000
Escambia County Health Facilities Authority ,
Series 2003B , RB , VRDN ( TD Bank NA
SBPA ) , 4.00% , 11/01/24 ............. 12,515 12,515,000
Florida Housing Finance Corp. , Series 2004M ,
RB , VRDN ( Federal Home Loan Mortgage
Corp. LIQ ) , 3.27% , 11/07/24 .......... 7,775 7,775,000

Schedule of Investments
(continued)
October 31, 2024
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Highlands County Health Facilities Authority ,
Series 2012I-3 , RB , VRDN , 3.19% , 11/07/24 USD 44,970 $ 44,970,000
Highlands County Health Facilities
Authority , Series 2021D-2 , RB , VRDN ,
3.05% , 11/07/24 .................. 89,105 89,105,000
JEA Electric System , Series 2008B-3 , RB ,
VRDN ( Royal Bank of Canada SBPA ) ,
3.33% , 11/07/24 .................. 23,075 23,075,000
JEA Water & Sewer System , Series 2008A-2 ,
RB , VRDN ( Sumitomo Mitsui Banking Corp.
LOC ) , 3.28% , 11/07/24 .............. 25,505 25,505,000
JEA Water & Sewer System , Series 2008B , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
2.95% , 11/07/24 .................. 3,660 3,660,000
Orlando Utilities Commission , Series
2015B , RB , VRDN ( TD Bank NA SBPA ) ,
3.36% , 11/07/24 .................. 31,205 31,205,000
320,205,000
Georgia — 1.4%
(a)
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017E-107 , RB , VRDN ( Royal Bank
of Canada LOC ) , 3.29% , 11/07/24
(b) (c)
.... 5,000 5,000,000
Gainesville & Hall County Development
Authority , Series 2003B , RB , VRDN ( TD
Bank NA SBPA ) , 4.00% , 11/01/24 ....... 21,105 21,105,000
Oglethorpe Power Corp., Tender Option Bond
Trust Receipts/Certificates , Series 2023-
E-155 , RB , VRDN ( Royal Bank of Canada
LOC ) , 3.28% , 11/07/24
(b) (c)
............ 20,000 20,000,000
Private Colleges & Universities Authority , Series
2022B , RB , VRDN , 3.32% , 11/07/24 ..... 9,075 9,075,000
55,180,000
Illinois — 5.9%
(a)
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3069 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.34% , 11/07/24
(b) (c)
................ 24,800 24,800,000
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XF3153 , RB , VRDN ( Barclays Bank plc LIQ ) ,
3.34% , 11/07/24
(b) (c)
................ 53,950 53,950,000
Illinois Finance Authority , Series 2008C-3A , RB ,
VRDN ( Northern Trust Co. (The) SBPA ) ,
3.20% , 11/07/24 .................. 8,000 8,000,000
Illinois Finance Authority , Series 2008-D , RB ,
VRDN , 2.90% , 11/07/24 ............. 63,990 63,990,000
Illinois Finance Authority , Series 2009D-1 , RB ,
VRDN ( TD Bank NA LOC ) , 3.90% , 11/01/24 1,000 1,000,000
Illinois Finance Authority , Series 2009D-2 , RB ,
VRDN ( TD Bank NA LOC ) , 3.90% , 11/01/24 9,100 9,100,000
Illinois Finance Authority , Series 2021D , RB ,
VRDN ( Northern Trust Co. (The) SBPA ) ,
3.36% , 11/07/24 .................. 50,000 50,000,000
Illinois Finance Authority , Series 2008 , RB ,
VRDN ( BMO Harris Bank NA LOC ) ,
3.34% , 11/07/24 .................. 15,700 15,700,000
Illinois Finance Authority , Series 2011B , RB ,
VRDN ( Sumitomo Mitsui Banking Corp.
LOC ) , 3.24% , 11/07/24 .............. 3,150 3,150,000
Illinois Housing Development Authority , Series
2024A , RB , VRDN ( Federal Home Loan
Bank SBPA ) , 3.24% , 11/07/24 ......... 8,000 8,000,000
237,690,000
Security
Par (000)
Par (000) Value
Iowa — 2.5%
(a)
Iowa Finance Authority , Series 2013B-1 , RB ,
VRDN ( TD Bank NA LOC ) , 4.00% , 11/01/24 USD 10,800 $ 10,800,000
Iowa Finance Authority , Series 2013B-2 , RB ,
VRDN ( TD Bank NA LOC ) , 4.00% , 11/01/24 5,255 5,255,000
Iowa Finance Authority , Series 2021 , RB ,
VRDN ( Korea Development Bank LOC ) ,
3.40% , 11/07/24
(c)
................. 62,000 62,000,000
Iowa Finance Authority , Series 2016E ,
RB , VRDN ( Federal National Mortgage
Association LIQ ) , 3.24% , 11/07/24 ...... 10,440 10,440,000
Iowa Finance Authority , Series 2022B , RB ,
VRDN ( Royal Bank of Canada SBPA ) ,
3.24% , 11/07/24 .................. 11,150 11,150,000
99,645,000
Kentucky — 0.1%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XG0161 ,
RB , VRDN ( Bank of America NA LOC ) ,
3.27% , 11/07/24
(a) (b) (c)
............... 4,960 4,960,000
Louisiana — 1.1%
(a)
Louisiana Public Facilities Authority , Series
2009B-1 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ) , 3.20% , 11/07/24 .... 11,000 11,000,000
Louisiana Public Facilities Authority , Series
2009B-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. LOC ) , 3.05% , 11/07/24 .... 3,350 3,350,000
State of Louisiana Gasoline & Fuels Tax , Series
2023A-1 , RB , VRDN ( Toronto-Dominion
Bank LOC ) , 4.00% , 11/01/24 .......... 11,190 11,190,000
State of Louisiana Gasoline & Fuels Tax , Series
2023A-2 , RB , VRDN ( Toronto-Dominion
Bank LOC ) , 4.00% , 11/01/24 .......... 18,875 18,875,000
44,415,000
Maryland — 1.3%
(a)
Maryland Health & Higher Educational Facilities
Authority , Series 1985A , RB , VRDN ( TD
Bank NA LOC ) , 3.36% , 11/07/24 ....... 48,500 48,500,000
Maryland Health & Higher Educational Facilities
Authority , Series 2024A , RB , VRDN ( TD
Bank NA LOC ) , 4.00% , 11/01/24 ....... 1,800 1,800,000
Maryland Health & Higher Educational Facilities
Authority , Series 2024B , RB , VRDN ( TD
Bank NA LOC ) , 4.00% , 11/01/24 ....... 2,000 2,000,000
52,300,000
Massachusetts — 0.6%
(a)
Massachusetts Development Finance Agency ,
Series 2024U-1 , RB , VRDN ( TD Bank NA
LOC ) , 3.95% , 11/01/24 .............. 4,565 4,565,000
Massachusetts Water Resources Authority ,
Series 1999B , RB , VRDN ( TD Bank NA
LOC ) , 2.82% , 11/07/24 .............. 5,000 5,000,000
Massachusetts Water Resources Authority ,
Series 2008A-1 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.15% , 11/07/24 .. 8,875 8,875,000
Massachusetts Water Resources Authority ,
Series 2008E , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 2.95% , 11/07/24 ....... 3,580 3,580,000
22,020,000
Michigan — 0.5%
University of Michigan , Series 2012D-2 , RB ,
VRDN , 3.20% , 11/07/24
(a)
............ 19,075 19,075,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota — 1.3%
(a)
City of Minneapolis , Series 1997B , RB ,
VRDN ( Wells Fargo Bank NA SBPA ) ,
3.24% , 11/07/24 .................. USD 7,100 $ 7,100,000
City of Minneapolis , Series 2009 , RB ,
VRDN ( Wells Fargo Bank NA SBPA ) ,
3.24% , 11/07/24 .................. 1,550 1,550,000
Minnesota Housing Finance Agency , Series
2015G , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.24% , 11/07/24 ............. 24,415 24,415,000
Minnesota Housing Finance Agency , Series
2018D , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.24% , 11/07/24 ............. 6,540 6,540,000
Minnesota Housing Finance Agency , Series
2018H , RB , VRDN ( Royal Bank of Canada
SBPA ) , 3.24% , 11/07/24 ............. 10,510 10,510,000
State of Minnesota, Tender Option Bond
Trust Receipts/Certificates , Series 2024-
CF7001 , GO , VRDN ( Citibank NA LIQ ) ,
3.26% , 11/07/24
(b) (c)
................ 3,400 3,400,000
53,515,000
Mississippi — 3.2%
(a)
Mississippi Business Finance Corp. , Series
2007B , RB , VRDN , 4.00% , 11/01/24 ..... 22,205 22,205,000
Mississippi Business Finance Corp. , Series
2007E , RB , VRDN , 4.00% , 11/01/24 ..... 2,375 2,375,000
Mississippi Business Finance Corp. , Series
2010A , RB , VRDN , 3.25% , 11/07/24 ..... 60,505 60,505,000
Mississippi Business Finance Corp. , Series
2010I , RB , VRDN , 4.00% , 11/01/24 ..... 11,430 11,430,000
Mississippi Business Finance Corp. , Series
2011G , RB , VRDN , 4.00% , 11/01/24 ..... 4,475 4,475,000
Mississippi Business Finance Corp. , Series
2009G , RB , VRDN , 4.00% , 11/01/24 ..... 4,300 4,300,000
Mississippi Business Finance Corp. , Series
2010D , RB , VRDN , 3.16% , 11/07/24 ..... 6,705 6,705,000
Mississippi Business Finance Corp. , Series
2010F , RB , VRDN , 3.25% , 11/07/24 ..... 15,200 15,200,000
127,195,000
Missouri — 1.9%
(a)(b)(c)
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018C-16 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.29% , 11/07/24 .................. 56,500 56,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XF0678 ,
RB , VRDN ( Royal Bank of Canada LIQ ) ,
3.27% , 11/07/24 .................. 6,880 6,880,000
St Louis County, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XG0382 ,
RB , VRDN ( Wells Fargo Bank NA LIQ ) ,
3.27% , 11/07/24 .................. 10,640 10,640,000
74,020,000
Nevada — 0.8%
County of Clark , Series 2009A , RB ,
VRDN ( Bank of America NA LOC ) ,
3.26% , 11/07/24
(a)
................. 32,515 32,515,000
New Hampshire — 0.4%
RBC Municipal Products Inc Trust , Series 2024-
E157 , RB , VRDN ( Royal Bank of Canada
LOC ) , 3.27% , 11/07/24
(a) (c)
............ 15,000 15,000,000
Security
Par (000)
Par (000) Value
New Jersey — 0.3%
New Jersey Health Care Facilities Financing
Authority , Series 2009E , RB , VRDN ( TD
Bank NA LOC ) , 2.70% , 11/07/24
(a)
...... USD 11,050 $ 11,050,000
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council ,
Series 2008B , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 4.05% , 11/01/24
(a)
..... 10,860 10,860,000
New York — 16.8%
(a)
City of New York , Series 2006E-3 , GO , VRDN
( Bank of America NA LOC ) , 3.20% , 11/07/24 5,350 5,350,000
City of New York , Series 2012A-4 , GO , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.22% , 11/07/24 .................. 39,515 39,515,000
City of New York , Series 2017A, Sub-Series
A-4 , GO , VRDN ( Citibank NA LOC ) ,
3.29% , 11/07/24 .................. 7,985 7,985,000
City of New York , Series 2018E-5 , GO , VRDN
( TD Bank NA LOC ) , 4.00% , 11/01/24 .... 13,475 13,475,000
City of New York , Series 2023A, Sub-Series
A-3 , GO , VRDN ( Bank of Montreal SBPA ) ,
4.00% , 11/01/24 .................. 48,260 48,260,000
City of New York , Series 2023A, Sub-Series
A-4 , GO , VRDN ( TD Bank NA SBPA ) ,
4.00% , 11/01/24 .................. 9,825 9,825,000
City of New York , Series B-4 , GO , VRDN
( Barclays Bank plc SBPA ) , 4.00% , 11/01/24 5,265 5,265,000
City of New York , Series B-5 , GO , VRDN
( Barclays Bank plc SBPA ) , 4.00% , 11/01/24 7,015 7,015,000
Metropolitan Transportation Authority , Series
2005E-1 , RB , VRDN ( Barclays Bank plc
LOC ) , 3.22% , 11/07/24 .............. 4,460 4,460,000
Metropolitan Transportation Authority , Series
2008A-2A , RB , VRDN ( TD Bank NA LOC ) ,
4.00% , 11/01/24 .................. 1,295 1,295,000
Metropolitan Transportation Authority , Series
2012G-1 , RB , VRDN ( Barclays Bank plc
LOC ) , 4.00% , 11/01/24 .............. 1,045 1,045,000
Metropolitan Transportation Authority , Series
2012G-2 , RB , VRDN ( TD Bank NA LOC ) ,
3.25% , 11/07/24 .................. 9,220 9,220,000
Nassau County Industrial Development Agency ,
Series 2006 , RB , VRDN ( TD Bank NA
SBPA ) , 3.95% , 11/01/24 ............. 12,000 12,000,000
New York City Health & Hospitals Corp. , Series
2008B , RB , VRDN ( TD Bank NA LOC ) ,
3.22% , 11/07/24 .................. 16,275 16,275,000
New York City Housing Development Corp. ,
Series 2006A , RB , VRDN ( Federal National
Mortgage Association LOC ) , 3.22% , 11/07/24 19,150 19,150,000
New York City Housing Development Corp. ,
Series 2023A-3 , RB , VRDN ( TD Bank NA
LOC ) , 3.25% , 11/07/24 .............. 6,475 6,475,000
New York City Housing Development Corp. ,
Series 2023B-2 , RB , VRDN ( TD Bank NA
SBPA ) , 3.00% , 11/07/24 ............. 5,935 5,935,000
New York City Housing Development Corp. ,
Series 2021F-3 , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.22% , 11/07/24 ........... 3,420 3,420,000
New York City Municipal Water Finance
Authority , Series 2000C , RB , VRDN
( Sumitomo Mitsui Banking Corp. SBPA ) ,
3.23% , 11/07/24 .................. 35,000 35,000,000

Schedule of Investments
(continued)
October 31, 2024
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority , Series 2007, Sub-Series CC-1 ,
RB , VRDN ( Sumitomo Mitsui Banking Corp.
SBPA ) , 3.21% , 11/07/24 ............. USD 26,760 $ 26,760,000
New York City Municipal Water Finance
Authority , Series 2010CC , RB , VRDN
( State Street Bank & Trust Co. SBPA ) ,
4.00% , 11/01/24 .................. 17,750 17,750,000
New York City Municipal Water Finance
Authority , Series 2014AA-3 , RB , VRDN ( TD
Bank NA LIQ ) , 4.00% , 11/01/24 ........ 6,880 6,880,000
New York City Municipal Water Finance
Authority , Series 2015BB-2 , RB , VRDN
( Mizuho Bank Ltd. SBPA ) , 4.00% , 11/01/24 4,600 4,600,000
New York City Municipal Water Finance
Authority , Series 2017BB , RB , VRDN
( State Street Bank & Trust Co. SBPA ) ,
3.88% , 11/01/24 .................. 6,900 6,900,000
New York City Municipal Water Finance
Authority , Series 2023, Sub-Series B-1 ,
RB , VRDN ( Mizuho Bank Ltd. SBPA ) ,
4.00% , 11/01/24 .................. 13,225 13,225,000
New York City Municipal Water Finance
Authority , Series 2023, Sub-Series BB-2 ,
RB , VRDN ( Mizuho Bank Ltd. SBPA ) ,
3.88% , 11/01/24 .................. 7,100 7,100,000
New York City Municipal Water Finance
Authority , Series 2023CC , RB , VRDN
( Barclays Bank plc SBPA ) , 4.00% , 11/01/24 6,650 6,650,000
New York City Municipal Water Finance
Authority , Series AA-1 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
4.05% , 11/01/24 .................. 7,170 7,170,000
New York City Municipal Water Finance
Authority , Series DD-1 , RB , VRDN ( TD Bank
NA SBPA ) , 4.00% , 11/01/24 ........... 13,650 13,650,000
New York City Transitional Finance Authority ,
Series 2025, Sub-Series C-3 , RB , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.20% , 11/07/24 .................. 40,000 40,000,000
New York City Transitional Finance Authority ,
Series 2025, Sub-Series C-4 , RB , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.22% , 11/07/24 .................. 20,000 20,000,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2011A-4 ,
RB , VRDN ( Barclays Bank plc SBPA ) ,
4.00% , 11/01/24 .................. 6,350 6,350,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2013A-4 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
4.05% , 11/01/24 .................. 20,135 20,135,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2013C-4 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
4.05% , 11/01/24 .................. 7,205 7,205,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2014A-4 ,
RB , VRDN ( Mizuho Bank Ltd. SBPA ) ,
3.88% , 11/01/24 .................. 7,490 7,490,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2014B-3 ,
RB , VRDN ( Barclays Bank plc SBPA ) ,
4.00% , 11/01/24 .................. 1,165 1,165,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured , Series 2019, Sub-
Series B-4 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ) , 4.05% , 11/01/24 ....... USD 11,850 $ 11,850,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2019A-4 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
4.05% , 11/01/24 .................. 14,000 14,000,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2019C-4 ,
RB , VRDN ( Barclays Bank plc SBPA ) ,
4.00% , 11/01/24 .................. 7,000 7,000,000
New York City Transitional Finance Authority
Future Tax Secured , Series 2025, Sub-
Series A-3 , RB , VRDN ( Bank of New York
Mellon (The) SBPA ) , 3.98% , 11/01/24 .... 37,285 37,285,000
New York City Trust for Cultural Resources ,
Series 2009A , RB , VRDN ( JPMorgan Chase
Bank NA LOC ) , 3.22% , 11/07/24 ....... 9,160 9,160,000
New York State Dormitory Authority , Series
2006A , RB , VRDN ( Federal National
Mortgage Association LOC ) , 3.29% , 11/07/24 30,880 30,880,000
New York State Dormitory Authority , Series
2008A , RB , VRDN ( JPMorgan Chase Bank
NA SBPA ) , 3.05% , 11/07/24 ........... 1,650 1,650,000
New York State Dormitory Authority , Series
2009A , RB , VRDN , 2.85% , 11/07/24 ..... 66,095 66,095,000
New York State Housing Finance Agency ,
Series 2022G-3 , RB , VRDN ( Bank of
America NA SBPA ) , 3.21% , 11/07/24 .... 12,835 12,835,000
Triborough Bridge & Tunnel Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XF1359 , RB , VRDN ( Toronto-
Dominion Bank LIQ ) , 3.28% , 11/07/24
(b) (c)
.. 15,000 15,000,000
669,750,000
North Carolina — 1.6%
(a)
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021E , RB , VRDN ( Royal Bank of
Canada LOC ) , 4.00% , 11/01/24 ........ 11,400 11,400,000
City of Charlotte Water & Sewer System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0403 , RB , VRDN ( Wells
Fargo Bank NA LIQ ) , 3.27% , 11/07/24
(b) (c)
.. 2,276 2,276,000
Durham Housing Authority , Series 2021A , RB ,
VRDN ( Federal Home Loan Bank LOC ) ,
3.38% , 11/07/24 .................. 22,885 22,885,000
Durham Housing Authority , Series 2021B , RB ,
VRDN ( Federal Home Loan Bank LOC ) ,
3.38% , 11/07/24 .................. 4,900 4,900,000
North Carolina Educational Facilities Finance
Agency , Series 1992-A , RB , VRDN ,
2.90% , 11/07/24 .................. 4,090 4,090,000
North Carolina Housing Finance Agency ,
Series 55-B , RB , VRDN ( TD Bank NA LIQ ) ,
4.00% , 11/01/24 .................. 8,000 8,000,000
University of North Carolina at Chapel Hill ,
Series 2003B , RB , VRDN ( TD Bank NA
SBPA ) , 3.24% , 11/07/24 ............. 2,200 2,200,000
University of North Carolina at Chapel Hill ,
Series A , RB , VRDN ( TD Bank NA SBPA ) ,
4.00% , 11/01/24 .................. 8,180 8,180,000
63,931,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio — 4.4%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-E-133 , RB , VRDN ( Royal Bank
of Canada LOC ) , 3.27% , 11/07/24
(b) (c)
.... USD 10,270 $ 10,270,000
County of Allen, Hospital Facilities , Series
2012B , RB , VRDN ( TD Bank NA LOC ) ,
3.30% , 11/07/24 .................. 13,300 13,300,000
County of Franklin , Series 2008B , RB , VRDN ,
3.10% , 11/07/24 .................. 34,505 34,505,000
County of Franklin , Series 2018C , RB , VRDN ,
3.20% , 11/07/24 .................. 24,175 24,175,000
County of Franklin , Series 2022B , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
4.05% , 11/01/24 .................. 2,890 2,890,000
County of Franklin , Series 2015B , RB , VRDN ,
3.10% , 11/07/24 .................. 1,500 1,500,000
Ohio Higher Educational Facility Commission ,
Series 2013B-1 , RB , VRDN ( Ohio State
Treasurer SBPA ) , 3.20% , 11/07/24 ...... 30,025 30,025,000
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates , Series 2022C-18 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.28% , 11/07/24
(b) (c)
................ 9,000 9,000,000
Ohio State University (The) , Series 2023A-2 ,
RB , VRDN , 3.30% , 11/07/24 .......... 9,700 9,700,000
Ohio State University (The) , Series 2023D-1 ,
RB , VRDN , 3.29% , 11/07/24 .......... 15,000 15,000,000
Ohio Water Development Authority Water
Pollution Control Loan Fund , Series
2024C , RB , VRDN ( TD Bank NA LIQ ) ,
4.00% , 11/01/24 .................. 8,200 8,200,000
StoryPoint Senior Living Care, Tender Option
Bond Trust Receipts/Certificates , Series
2024-YX1330 , RB , VRDN ( Barclays Bank plc
LOC ) , 3.34% , 11/07/24
(b) (c)
............ 7,450 7,450,000
University Hospitals Health Systems, Inc.,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-C-22 , RB ,
VRDN ( Royal Bank of Canada LOC ) ,
3.28% , 11/07/24
(b) (c)
................ 10,000 10,000,000
176,015,000
Oregon — 1.1%
(a)
Oregon State Facilities Authority , Series 2005A ,
RB , VRDN ( Federal National Mortgage
Association LOC ) , 3.29% , 11/07/24 ...... 5,475 5,475,000
Oregon State Facilities Authority , Series
2018B , RB , VRDN ( TD Bank NA LOC ) ,
4.00% , 11/01/24 .................. 39,600 39,600,000
45,075,000
Other — 0.6%
Federal Home Loan Mortgage Corp., Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-CF7004 , RB , VRDN ( Citibank
NA LOC ) , 3.36% , 11/07/24
(a) (b) (c)
........ 24,000 24,000,000
Pennsylvania — 7.0%
(a)
City of Philadelphia , Series 2009B , GO , VRDN
( Barclays Bank plc LOC ) , 3.23% , 11/07/24 . 11,400 11,400,000
Delaware Valley Regional Finance Authority ,
Series 2022E , RB , VRDN ( TD Bank NA
LOC ) , 3.25% , 11/07/24 .............. 12,900 12,900,000
Delaware Valley Regional Finance Authority ,
Series 2024B , RB , VRDN ( TD Bank NA
LOC ) , 4.00% , 11/01/24 .............. 8,700 8,700,000
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Emmaus General Authority , Series 1996 ,
RB , VRDN ( Wells Fargo Bank NA SBPA ) ,
3.30% , 11/07/24 .................. USD 20,505 $ 20,505,000
Montgomery County Industrial Development
Authority , Series 2002 , RB , VRDN ( TD Bank
NA SBPA ) , 4.00% , 11/01/24 ........... 4,970 4,970,000
Northampton County General Purpose Authority ,
Series 2016B , RB , VRDN ( TD Bank NA
SBPA ) , 3.24% , 11/07/24 ............. 35,605 35,605,000
Pennsylvania Higher Educational Facilities
Authority , Series 2008A , RB , VRDN ( Bank of
America NA LOC ) , 3.18% , 11/07/24 ..... 36,340 36,340,000
Pennsylvania Housing Finance Agency, Tender
Option Bond Trust Receipts , Series 2024-
XF1700 , RB , VRDN ( Royal Bank of Canada
LIQ ) , 3.27% , 11/07/24
(b) (c)
............ 10,260 10,260,000
Pennsylvania State Health, Tender Option
Bond Trust Receipts , Series 2024-XG0566 ,
RB , VRDN ( Royal Bank of Canada LOC ) ,
3.27% , 11/07/24
(b) (c)
................ 2,065 2,065,000
Philadelphia Authority for Industrial
Development , Series 2024B1 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ) ,
3.95% , 11/01/24 .................. 52,500 52,500,000
Sports & Exhibition Authority of Pittsburgh and
Allegheny County , Series 2007-A , RB , VRDN
( PNC Bank NA SBPA ) , 3.24% , 11/07/24 .. 66,725 66,725,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017-YX1075 , RB , VRDN ( Barclays
Bank plc LOC ) , 3.28% , 11/07/24
(b) (c)
..... 17,190 17,190,000
279,160,000
Rhode Island — 0.6%
(a)
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2019-XM0721 , RB ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.27% , 11/07/24
(b) (c)
................ 4,360 4,360,000
Rhode Island Health and Educational Building
Corp. , Series 2008 , RB , VRDN ( TD Bank NA
LOC ) , 3.25% , 11/07/24 .............. 20,625 20,625,000
24,985,000
South Carolina — 2.1%
(a)
South Carolina Jobs-Economic Development
Authority , Series 2021B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.48% , 11/07/24 .. 3,150 3,150,000
South Carolina Jobs-Economic Development
Authority , Series 2023A , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.26% , 11/07/24 .. 50,500 50,500,000
South Carolina Jobs-Economic Development
Authority , Series 2023B , RB , VRDN ( Federal
Home Loan Bank LOC ) , 3.26% , 11/07/24 .. 10,000 10,000,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0398 , RB , VRDN ( Barclays
Bank plc LIQ ) , 3.36% , 11/07/24
(b) (c)
...... 6,145 6,145,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0313 , RB , VRDN ( Wells
Fargo Bank NA LIQ ) , 3.36% , 11/07/24
(b) (c)
.. 13,515 13,515,000
83,310,000

Schedule of Investments
(continued)
October 31, 2024
MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Dakota — 1.8%
(a)
South Dakota Housing Development Authority ,
Series 2020A , RB , VRDN ( Federal Home
Loan Bank SBPA ) , 3.24% , 11/07/24 ..... USD 7,750 $ 7,750,000
South Dakota Housing Development Authority ,
Series 2020B , RB , VRDN , 3.19% , 11/07/24 31,500 31,500,000
South Dakota Housing Development Authority ,
Series 2020D , RB , VRDN ( Bank of America
NA SBPA ) , 3.21% , 11/07/24 ........... 32,750 32,750,000
72,000,000
Tennessee — 0.1%
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates , Series 2018-YX1087 ,
RB , VRDN ( Barclays Bank plc LIQ ) ,
3.27% , 11/07/24
(a) (b) (c)
............... 5,405 5,405,000
Texas — 10.7%
(a)
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates , Series
2015-XF0220 , RB , VRDN ( JPMorgan Chase
Bank NA LIQ ) , 4.15% , 11/01/24
(b) (c)
...... 21,235 21,235,000
Board of Regents of the University of Texas
System , Series 2008B , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.00% , 11/07/24 .................. 51,905 51,905,000
Board of Regents of the University of Texas
System , Series 2008B , RB , VRDN
( University of Texas Management Co. LIQ ) ,
3.20% , 11/07/24 .................. 8,205 8,205,000
Bowie County Industrial Development Corp. ,
Series 1985 , RB , VRDN ( JPMorgan Chase
Bank NA LOC ) , 4.03% , 11/01/24 ....... 3,500 3,500,000
City of Houston, Combined Utility System ,
Series 2004B-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ) , 3.35% , 11/07/24 .. 32,800 32,800,000
Corpus Christi Texas Utility System, Tender
Option Bond Trust Receipts/Certificates ,
Series 2024-XF1710 , RB , VRDN ( Royal
Bank of Canada LIQ ) , 3.29% , 11/07/24
(b) (c)
. 6,400 6,400,000
Gulf Coast Industrial Development Authority ,
Series 2012 , RB , VRDN , 4.05% , 11/01/24 . 4,945 4,945,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2015-3 , RB , VRDN
( TD Bank NA LOC ) , 3.30% , 11/07/24 .... 9,255 9,255,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2020B , RB , VRDN ,
4.05% , 11/01/24 .................. 50,580 50,580,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2024F , RB , VRDN ,
3.20% , 11/07/24 .................. 42,715 42,715,000
Harris County Health Facilities Development
Corp. , Series A-1 , RB , VRDN ,
4.05% , 11/01/24 .................. 54,210 54,210,000
Harris County Health Facilities Development
Corp. , Series A-2 , RB , VRDN ,
4.05% , 11/01/24 .................. 7,560 7,560,000
Lamar Consolidated Independent School
District, Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF3163 , GO ,
VRDN ( Wells Fargo Bank NA LIQ ) ,
3.27% , 11/07/24
(b) (c)
................ 5,245 5,245,000
Port Arthur Navigation District , Series 2002C ,
RB , VRDN , 3.20% , 11/07/24 .......... 4,500 4,500,000
Red River Education Finance Corp. , Series
2000 , RB , VRDN ( TD Bank NA SBPA ) ,
3.10% , 11/07/24 .................. 3,800 3,800,000
Security
Par (000)
Par (000) Value
Texas (continued)
State of Texas , Series 2006B , GO ,
VRDN ( Texas State Comptroller LIQ ) ,
3.36% , 11/07/24 .................. USD 41,475 $ 41,475,000
State of Texas , Series 2011C , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
3.25% , 11/07/24 .................. 17,670 17,670,000
State of Texas , Series 2015B , GO , VRDN
( Federal Home Loan Bank SBPA ) ,
3.05% , 11/07/24 .................. 25,075 25,075,000
State of Texas , Series 2022 , GO , VRDN
( Sumitomo Mitsui Banking Corp. LOC ) ,
3.35% , 11/07/24 .................. 25,100 25,100,000
Tarrant County Cultural Education Facilities
Finance Corp. , Series 2011C , RB , VRDN
( TD Bank NA LOC ) , 4.00% , 11/01/24 .... 10,335 10,335,000
426,510,000
Utah — 0.8%
(a)
Utah County Hospital , Series 2018C , RB , VRDN
( TD Bank NA SBPA ) , 3.85% , 11/01/24 .... 6,500 6,500,000
Utah Water Finance Agency , Series B-2 , RB ,
VRDN ( JPMorgan Chase Bank NA SBPA ) ,
3.30% , 11/07/24 .................. 24,445 24,445,000
30,945,000
Vermont — 0.1%
Vermont Housing Finance Agency , Series
2019A , RB , VRDN ( TD Bank NA LIQ ) ,
3.34% , 11/07/24
(a)
................. 3,585 3,585,000
Virginia — 2.4%
(a)
Hampton Roads Sanitation District , Series
2016B , RB , VRDN , 3.00% , 11/07/24 ..... 13,720 13,720,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF0606 , RB , VRDN ( Bank of
America NA LIQ ) , 3.30% , 11/07/24
(b) (c)
.... 1,050 1,050,000
Loudoun County Economic Development
Authority , Series 2003A , RB , VRDN ,
3.32% , 11/07/24 .................. 7,000 7,000,000
Loudoun County Economic Development
Authority , Series 2003B , RB , VRDN ,
3.32% , 11/07/24 .................. 17,975 17,975,000
Loudoun County Economic Development
Authority , Series 2013A , RB , VRDN ,
3.30% , 11/07/24 .................. 9,620 9,620,000
Norfolk Economic Development Authority ,
Series 2016A , RB , VRDN , 3.25% , 11/07/24 34,050 34,050,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022C-19 , RB ,
VRDN ( Royal Bank of Canada LOC ) ,
3.28% , 11/07/24
(b) (c)
................ 4,730 4,730,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-C-20 , RB ,
VRDN ( Royal Bank of Canada LOC ) ,
3.28% , 11/07/24
(b) (c)
................ 6,000 6,000,000
94,145,000
Washington — 0.3%
(a)
Port of Tacoma , Series 2008B , RB , VRDN
( Bank of America NA LOC ) , 3.25% , 11/07/24 7,580 7,580,000
State of Washington, Tender Option Bond
Trust Receipts/Certificates , Series 2024-
CF7002 , RB , VRDN ( Citibank NA LIQ ) ,
3.26% , 11/07/24
(b) (c)
................ 3,200 3,200,000
10,780,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
October 31, 2024
MuniCash

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wisconsin — 1.3%
(a)
Public Finance Authority , Series 2023B , RB ,
VRDN ( TD Bank NA LOC ) , 4.05% , 11/01/24 USD 3,600 $ 3,600,000
University of Wisconsin Hospitals & Clinics ,
Series 2018C , RB , VRDN ( BMO Harris Bank
NA SBPA ) , 3.95% , 11/01/24 ........... 24,080 24,080,000
Wisconsin Housing & Economic Development
Authority , Series 2017C , RB , VRDN ( Federal
Home Loan Bank SBPA ) , 3.05% , 11/07/24 . 7,315 7,315,000
Wisconsin Housing & Economic Development
Authority Home Ownership , Series 2018C ,
RB , VRDN ( Royal Bank of Canada SBPA ) ,
3.23% , 11/07/24 .................. 8,795 8,795,000
Wisconsin Housing & Economic Development
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2024-XL0554 ,
RB , VRDN ( Royal Bank of Canada LIQ ) ,
3.27% , 11/07/24
(b) (c)
................ 7,500 7,500,000
51,290,000
Wyoming — 0.9%
Wyoming Community Development Authority ,
Series 2022-2 , RB , VRDN ( Barclays Bank
plc SBPA ) , 3.25% , 11/07/24
(a)
.......... 36,980 36,980,000
Total Municipal Bonds — 93 .2%
(Cost: $ 3,722,816,000 ) ............................ 3,722,816,000
Closed-End Investment Companies
(c)
New York — 1.0%
(a)
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 1 , VRDP , ( Societe
Generale LIQ ) , 3.29% , 11/7/2024 ....... 10,200 10,200,000
Nuveen New York AMT-Free Quality Municipal
Income Fund , Series 5 , VRDP , ( Toronto-
Dominion Bank LIQ ) , 3.28% , 11/7/2024 ... 30,000 30,000,000
40,200,000
Other — 1.2%
Nuveen AMT-Free Quality Municipal Income
Fund , Series 1 , VRDP , ( JP Morgan Chase
Bank NA LIQ ) , 3.30% , 11/7/2024 ....... 31,000 31,000,000
Nuveen AMT-Free Quality Municipal Income
Fund , Series 4 , VRDP , ( Barclays Bank plc
LIQ ) , 3.29% , 11/7/2024
(a)
............. 19,000 19,000,000
50,000,000
Total Closed-End Investment Companies — 2 .2%
(Cost: $ 90,200,000 ) ............................... 90,200,000
Total Investments — 95 .4%
(Cost: $ 3,813,016,000 )
(d)
........................... 3,813,016,000
Other Assets Less Liabilities — 4.6% .................... 181,895,196
Net Assets — 100.0% ...............................
$ 3,994,911,196
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(continued)
October 31, 2024
MuniCash
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 90,200,000 $ — $ 90,200,000
Municipal Bonds ......................................... — 3,722,816,000 — 3,722,816,000
$ — $ 3,813,016,000 $ — $ 3,813,016,000

Statements of Assets and Liabilities

October 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 5,278,788,228 $ 107,869,374,006 $ 16,143,904,212 $ 63,984,317,531
Cash ............................................................... 404,403,564 8,241,583,568 662,447,383 5,496,951,939
Repurchase agreements, at value — unaffiliated
(b)
.................................. — 70,087,500,000 4,093,000,000 46,487,000,000
Receivables: – – – –
Capital shares sold ..................................................... 9,036,402 1,611,455,487 123,659,402 828,381,866
Interest — unaffiliated ................................................... 5,214,985 152,144,137 45,838,876 44,337,230
Prepaid e xpenses ....................................................... 553,051 95,415,487 227,073 36,657,934
Total a ssets ...........................................................
5,697,996,230 188,057,472,685 21,069,076,946 116,877,646,500
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 188,288,264 8,441,751,723 90,550,000 5,532,462,859
Capital shares redeemed ................................................. 6,955,223 1,481,496,903 49,380,818 634,232,281
Custodian fees ........................................................ 42,413 441,573 69,735 316,898
Income dividend distributions .............................................. 15,594,792 474,817,524 66,401,969 316,134,665
Management fees ...................................................... 1,613,206 47,741,109 6,023,833 31,082,502
Trustees' and Officer's fees ............................................... 665 — 2,136 —
Professional fees ...................................................... 52,310 401,621 79,012 284,720
Registration fees ...................................................... — 4,188,439 — 2,160,810
Service and distribution fees ............................................... 374,147 97,756,783 2,031 36,882,224
Transfer agent fees .................................................... 25,729 246,186 63,660 176,753
Other accrued expenses ................................................. 45,766 21,405 22,563 13,244
Total li abilities ..........................................................
212,992,515 10,548,863,266 212,595,757 6,553,746,956
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 5,485,003,715 $ 177,508,609,419 $ 20,856,481,189 $ 110,323,899,544
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 5,484,045,271 $ 177,585,509,395 $ 20,853,707,835 $ 110,368,487,921
Accumulated earnings (loss) ................................................ 958,444 (76,899,976) 2,773,354 (44,588,377)
NET ASSETS ..........................................................
$ 5,485,003,715 $ 177,508,609,419 $ 20,856,481,189 $ 110,323,899,544
(a)
  Investments, at cost — unaffiliated ....................................... $ 5,278,788,228 $ 107,869,374,006 $ 16,140,068,273 $ 63,984,317,531
(b)
  Repurchase agreements, at cost — unaffiliated ............................... $ — $ 70,087,500,000 $ 4,093,000,000 $ 46,487,000,000

Statements of Assets and Liabilities
(continued)
October 31, 2024

Statements of Assets and Liabilities
BlackRock Liquid
Federal Trust
Fund FedFund TempCash T-Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 5,358,072,959 $ 152,727,713,465 $ 20,034,822,561 $ 101,661,626,942
Shares outstanding ...................................................
5,357,129,282 152,793,990,096 20,023,120,196 101,702,668,984
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0006 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Administration
Net assets .........................................................
$ 49,571,884 $ 7,725,784,395 $ — $ 4,655,386,543
Shares outstanding ...................................................
49,563,173 7,729,131,472 — 4,657,261,806
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Bancroft Capital
Net assets .........................................................
$ — $ — $ — $ —
Shares outstanding ...................................................
— — — —
Net asset value .....................................................
$ — $ — $ — $ —
Shares authorized ...................................................
— — — —
Par value ......................................................... $ — $ — $ — $ —
Cabrera Capital Markets
Net assets .........................................................
$ — $ — $ — $ —
Shares outstanding ...................................................
— — — —
Net asset value .....................................................
$ — $ — $ — $ —
Shares authorized ...................................................
— — — —
Par value ......................................................... $ — $ — $ — $ —
Capital
Net assets .........................................................
$ — $ 277,305,738 $ — $ 275,246,853
Shares outstanding ...................................................
— 277,425,937 — 275,357,825
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Management
Net assets .........................................................
$ 7,576,748 $ 658,763,567 $ — $ 1,019,810,520
Shares outstanding ...................................................
7,575,416 659,048,404 — 1,020,221,898
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ 1.00
Shares authorized ...................................................
Unlimited Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Cash Reserve
Net assets .........................................................
$ — $ 4,143,595,327 $ — $ 49,363,167
Shares outstanding ...................................................
— 4,145,395,834 — 49,383,121
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Dollar
Net assets .........................................................
$ 14,422,365 $ 4,043,250,137 $ 46,895,589 $ 1,199,807,476
Shares outstanding ...................................................
14,419,822 4,045,005,216 46,864,759 1,200,291,841
Net asset value .....................................................
$ 1.00 $ 1.00 $ 1.0007 $ 1.00
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Great Pacific
Net assets .........................................................
$ — $ 50,532 $ 774,726,539 $ —
Shares outstanding ...................................................
— 50,554 774,334,170 —
Net asset value .....................................................
$ — $ 1.00 $ 1.0005 $ —
Shares authorized ...................................................
— Unlimited Unlimited —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Liquid
Federal Trust
Fund FedFund TempCash T-Fund
Mischler Financial Group
Net assets .........................................................
$ 30,049,537 $ 3,113,092,978 $ — $ —
Shares outstanding ...................................................
30,044,260 3,114,442,412 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Penserra
Net assets .........................................................
$ — $ 101,064 $ — $ —
Shares outstanding ...................................................
— 101,108 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Premier
Net assets .........................................................
$ — $ 3,911,215,789 $ 36,500 $ 1,443,015,029
Shares outstanding ...................................................
— 3,912,917,521 36,478 1,443,596,740
Net asset value .....................................................
$ — $ 1.00 $ 1.0006 $ 1.00
Shares authorized ...................................................
— Unlimited Unlimited Unlimited
Par value ......................................................... $ — $ — $ — $ —
Private Client
Net assets .........................................................
$ — $ 160,177 $ — $ —
Shares outstanding ...................................................
— 160,246 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Select
Net assets .........................................................
$ — $ 335,418,585 $ — $ 19,643,014
Shares outstanding ...................................................
— 335,563,859 — 19,650,954
Net asset value .....................................................
$ — $ 1.00 $ — $ 1.00
Shares authorized ...................................................
— Unlimited — Unlimited
Par value ......................................................... $ — $ — $ — $ —
Stern Brothers
Net assets .........................................................
$ 56,331 $ 409,801,593 $ — $ —
Shares outstanding ...................................................
56,320 409,979,208 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
Tigress
Net assets .........................................................
$ 25,253,891 $ 83,692,323 $ — $ —
Shares outstanding ...................................................
25,249,437 83,728,441 — —
Net asset value .....................................................
$ 1.00 $ 1.00 $ — $ —
Shares authorized ...................................................
Unlimited Unlimited — —
Par value ......................................................... $ — $ — $ — $ —
WestCap
Net assets .........................................................
$ — $ 78,663,749 $ — $ —
Shares outstanding ...................................................
— 78,697,764 — —
Net asset value .....................................................
$ — $ 1.00 $ — $ —
Shares authorized ...................................................
— Unlimited — —
Par value ......................................................... $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
Treasury Trust
Fund MuniCash
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 127,993,062,341 $ 3,813,016,000
Cash .............................................................................................. 6,130,868,365 4,747,857
Receivables: – –
Investment s sold ..................................................................................... 597,272,042 385,920,000
Capital shares sold .................................................................................... 368,972,941 3,745,347
Interest — unaffiliated .................................................................................. 3,352,376 16,955,824
Prepaid e xpenses ...................................................................................... 14,740,771 171,453
Total a ssets ..........................................................................................
135,108,268,836 4,224,556,481
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 5,245,248,303 218,729,591
Capital shares redeemed ................................................................................ 275,362,336 4,508,245
Custodian fees ....................................................................................... 625,808 9,743
Income dividend distributions ............................................................................. 386,675,352 5,146,896
Management fees ..................................................................................... 36,115,712 1,144,591
Trustees' and Officer's fees .............................................................................. — 3,023
Professional fees ..................................................................................... 275,545 50,330
Registration fees ..................................................................................... 3,780,878 —
Service and distribution fees .............................................................................. 15,172,159 19,406
Transfer agent fees ................................................................................... 196,791 6,911
Other accrued expenses ................................................................................ 14,822 26,549
Total li abilities .........................................................................................
5,963,467,706 229,645,285
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 129,144,801,130 $ 3,994,911,196
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 129,128,274,606 $ 3,994,911,196
Accumulated earnings ................................................................................... 16,526,524 —
NET ASSETS .........................................................................................
$ 129,144,801,130 $ 3,994,911,196
(a)
  Investments, at cost — unaffiliated ................................................................... $ 127,993,062,341 $ 3,813,016,000

Statements of Assets and Liabilities
(continued)
October 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
Treasury Trust
Fund MuniCash
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 123,707,287,651 $ 3,994,911,196
Shares outstanding ...................................................................................
123,691,454,708 3,994,556,423
Net asset value .....................................................................................
$ 1.00 $ 1.0001
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ — $ —
Administration
Net assets .........................................................................................
$ 661,719,484 $ —
Shares outstanding ...................................................................................
661,634,475 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Capital
Net assets .........................................................................................
$ 1,253,390,746 $ —
Shares outstanding ...................................................................................
1,253,231,270 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Management
Net assets .........................................................................................
$ 7,192,377 $ —
Shares outstanding ...................................................................................
7,191,443 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Cash Reserve
Net assets .........................................................................................
$ 103,703,132 $ —
Shares outstanding ...................................................................................
103,689,729 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Dollar
Net assets .........................................................................................
$ 3,207,546,920 $ —
Shares outstanding ...................................................................................
3,207,138,179 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —
Select
Net assets .........................................................................................
$ 203,960,820 $ —
Shares outstanding ...................................................................................
203,934,802 —
Net asset value .....................................................................................
$ 1.00 $ —
Shares authorized ...................................................................................
Unlimited —
Par value ......................................................................................... $ — $ —

Statements of Operations
Year Ended October 31, 2024

Statements of Operations
BlackRock
Liquid Federal
Trust Fund FedFund TempCash T-Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ................................................... $ 305,812,064 $ 8,183,299,554 $ 895,832,513 $ 5,482,221,131
Total investment income ...................................................
305,812,064 8,183,299,554 895,832,513 5,482,221,131
EXPENSES
Management ......................................................... 11,873,475 278,849,593 33,599,864 187,393,903
Registration ......................................................... 114,194 5,712 187,084 8,339
Service and distribution — class specific ...................................... 106,296 40,095,617 6,093 12,084,817
Professional ......................................................... 98,181 719,548 163,369 486,086
Transfer agent ........................................................ 97,867 1,885,241 239,028 497,268
Custodian ........................................................... 73,382 751,081 126,618 414,842
Printing and postage ................................................... 65,361 120,454 41,970 64,506
Trustees and Officer .................................................... 48,144 269,816 141,751 262,657
Transfer agent — class specific ............................................ 8 76 275 —
Miscellaneous ........................................................ 101,882 702,526 136,795 565,770
Total expenses .........................................................
12,578,790 323,399,664 34,642,847 201,778,188
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (2,715,678) (22,324,066) (5,138,389) (14,743,478)
Service and distribution fees waived and/or reimbursed — class specific ................. — (68,137) — (5,066)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............ (8) (69) (263) —
Total ex penses after fees waived and/or reimbursed ................................
9,863,104 301,007,392 29,504,195 187,029,644
Net investment income ....................................................
295,948,960 7,882,292,162 866,328,318 5,295,191,487
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,095,224 $ 7,144,533 $ 3,481,038 $ 5,228,490
Net realized gain from investments ......................................... 1,095,224 7,144,533 35,573 5,228,490
Net change in unrealized appreciation on investments .............................
— — 3,445,466 —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 297,044,184 $ 7,889,436,695 $ 869,809,357 $ 5,300,419,977
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

Treasury Trust
Fund MuniCash
INVESTMENT INCOME – –
Interest — unaffiliated .................................................................................. $ 6,167,442,038 $ 111,440,292
Total investment income ..................................................................................
6,167,442,038 111,440,292
EXPENSES
Management ........................................................................................ 210,788,346 9,698,048
Service and distribution — class specific ..................................................................... 9,844,388 4,299
Transfer agent ....................................................................................... 1,122,013 20,491
Custodian .......................................................................................... 1,016,397 11,858
Professional ........................................................................................ 513,377 89,150
Trustees and Officer ................................................................................... 273,093 34,312
Printing and postage .................................................................................. 70,277 23,719
Registration ........................................................................................ 8,665 90,494
Miscellaneous ....................................................................................... 462,031 45,087
Total expenses excluding interest expense ......................................................................
224,098,587 10,017,458
Interest expense ..................................................................................... — 339,846
Total expenses ........................................................................................
224,098,587 10,357,304
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (17,352,358) (3,288,686)
Service and distribution fees waived and/or reimbursed — class specific ................................................ (44,425) —
Total ex penses after fees waived and/or reimbursed ...............................................................
206,701,804 7,068,618
Net investment income ...................................................................................
5,960,740,234 104,371,674
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,784,693 $ 275,972
Net realized gain from investments ........................................................................ 14,784,690 113,930
Net change in unrealized appreciation on investments ............................................................
— 162,042
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 5,975,524,924 $ 104,647,646
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 295,948,960 $ 224,871,365 $ 7,882,292,162 $ 6,447,505,093
Net realized gain (loss) ............................................ 1,095,224 647,809 7,144,533 (45,185,505)
Net increase in net assets resulting from operations ...........................
297,044,184 225,519,174 7,889,436,695 6,402,319,588
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (290,783,861) (221,257,571) (6,730,691,875) (5,350,110,036)
Administration ................................................. (1,560,845) (1,258,380) (399,697,933) (548,004,687)
Bancroft Capital ................................................ (1,994) (2,348) — —
Cabrera Capital Markets .......................................... (1,970) (2,348) — —
Capital ...................................................... — — (6,622,512) (151,947)
Cash Management .............................................. (411,123) (452,379) (30,287,836) (26,770,197)
Cash Reserve ................................................. — — (189,929,180) (190,618,421)
Dollar ....................................................... (615,807) (497,569) (198,757,655) (162,022,146)
Great Pacific .................................................. (2,203) (2,347) (554) —
Mischler Financial Group .......................................... (1,205,224) (411,410) (115,894,747) (78,385,377)
Penserra ..................................................... (22,246) (29,442) (1,108) —
Premier ...................................................... — — (181,769,104) (72,073,104)
Private Client .................................................. — — (9,745) (10,459)
Select ....................................................... — — (14,628,487) (15,135,753)
Stern Brothers ................................................. (2,823) (3,206) (3,201,468) (26,326)
Tigress ...................................................... (1,344,862) (954,365) (6,523,018) (752,039)
WestCap ..................................................... — — (5,110,026) (3,150,528)
Decrease in net assets resulting from distributions to shareholders .................
(295,952,958) (224,871,365) (7,883,125,248) (6,447,211,020)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(565,083,289) 867,613,922 33,061,051,715 (1,818,848,960)
NET ASSETS
Total increase (decrease) in net assets ................................... (563,992,063) 868,261,731 33,067,363,162 (1,863,740,392)
Beginning of year ..................................................
6,048,995,778 5,180,734,047 144,441,246,257 146,304,986,649
End of year ......................................................
$ 5,485,003,715 $ 6,048,995,778 $ 177,508,609,419 $ 144,441,246,257
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
TempCash T-Fund
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 866,328,318 $ 590,601,806 $ 5,295,191,487 $ 4,410,418,831
Net realized gain (loss) ............................................ 35,573 60,470 5,228,490 (29,108,642)
Net change in unrealized appreciation (depreciation) ........................ 3,445,466 4,142,335 — —
Net increase in net assets resulting from operations ...........................
869,809,357 594,804,611 5,300,419,977 4,381,310,189
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (837,058,306) (570,810,672) (4,884,917,923) (3,937,571,942)
Administration ................................................. — — (222,953,309) (320,493,272)
Capital ...................................................... — — (11,892,280) (6,007,199)
Cash Management .............................................. — — (37,741,814) (31,999,834)
Cash Reserve ................................................. — — (3,244,188) (3,501,185)
Dollar ....................................................... (1,050,393) (846) (59,269,781) (67,441,132)
Great Pacific .................................................. (28,217,684) (19,788,529) — —
Premier ...................................................... (1,935) (1,759) (74,987,360) (40,693,855)
Select ....................................................... — — (1,102,093) (2,416,296)
Decrease in net assets resulting from distributions to shareholders .................
(866,328,318) (590,601,806) (5,296,108,748) (4,410,124,715)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
7,297,402,374 4,892,789,579 14,710,788,263 (5,654,524,761)
NET ASSETS
Total increase (decrease) in net assets ................................... 7,300,883,413 4,896,992,384 14,715,099,492 (5,683,339,287)
Beginning of year ..................................................
13,555,597,776 8,658,605,392 95,608,800,052 101,292,139,339
End of year ......................................................
$ 20,856,481,189 $ 13,555,597,776 $ 110,323,899,544 $ 95,608,800,052
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
Treasury Trust Fund MuniCash
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,960,740,234 $ 4,638,364,343 $ 104,371,674 $ 96,340,897
Net realized gain ................................................ 14,784,690 18,563,686 113,930 8,109
Net change in unrealized appreciation (depreciation) ........................ — — 162,042 686,542
Net increase in net assets resulting from operations ...........................
5,975,524,924 4,656,928,029 104,647,646 97,035,548
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (5,758,661,642) (4,529,645,292) (104,328,401) (96,283,682)
Administration ................................................. (27,602,502) (19,482,279) — —
Capital ...................................................... (37,202,009) (11,772,075) — —
Cash Management .............................................. (404,861) (490,313) — —
Cash Reserve ................................................. (7,189,521) (3,925,185) — —
Dollar ....................................................... (131,015,210) (70,921,213) (51,200) (57,215)
Select ....................................................... (9,658,402) (7,370,992) — —
Decrease in net assets resulting from distributions to shareholders .................
(5,971,734,147) (4,643,607,349) (104,379,601) (96,340,897)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
28,308,659,158 (7,466,784,817) (547,785,910) 946,183,267
NET ASSETS
Total increase (decrease) in net assets ................................... 28,312,449,935 (7,453,464,137) (547,517,865) 946,877,918
Beginning of year ..................................................
100,832,351,195 108,285,815,332 4,542,429,061 3,595,551,143
End of year ......................................................
$ 129,144,801,130 $ 100,832,351,195 $ 3,994,911,196 $ 4,542,429,061
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Institutional
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0516  0 .0456  0 .0077  0 .0000
(a)
0 .0051
Net realized and unrealized gain (loss) ...........................
( 0 .0001 )
(b)
0 .0000
(a)
0 .0007
(b)
0 .0001  0 .0014
Net increase from investment operations ........................... 0.0515  0.0456  0.0084  0.0001  0.0065
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 ) ( 0 .0000 )
(d)
( 0 .0064 )
From net realized gain ......................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0515) (0.0456) (0.0084) (0.0001) (0.0065)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 5.28% 4.66% 0.85% 0.02% 0.65%
Ratios to Average Net Assets
Total expen ses ............................................
0.22% 0.23% 0.22% 0.23% 0.23%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.13% 0.09% 0.17%
Net investment income ......................................
5.16% 4.56% 0.77% 0.00%
(f)
0.51%
Supplemental Data
Net assets, end of year (000) ................................... $ 5,358,073  $ 5,944,451  $ 5,117,999  $ 4,912,973  $ 4,488,126
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Administration
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0503  0 .0452  0 .0043  0 .0000
(a)
0 .0051
Net realized and unrealized gain (loss) ..........................
0 .0002  ( 0 .0006 )
(b)
0 .0035
(b)
0 .0001  0 .0006
Net increase from investment operations .......................... 0.0505  0.0446  0.0078  0.0001  0.0057
Distributions
(c)
– – – – –
From net investment income ................................
( 0 .0505 ) ( 0 .0446 ) ( 0 .0078 ) ( 0 .0000 )
(d)
( 0 .0056 )
From net realized gain .....................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions .......................................... (0.0505) (0.0446) (0.0078) (0.0001) (0.0057)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................... 5.17% 4.55% 0.78% 0.02% 0.57%
Ratios to Average Net Assets
Total expen ses ...........................................
0.32% 0.33% 0.32% 0.33% 0.33%
Total expenses after fees waived and/or reimbursed ..................
0.27% 0.27% 0.15% 0.08% 0.24%
Net investment income .....................................
5.03% 4.52% 0.43% 0.00%
(f)
0.51%
Supplemental Data
Net assets, end of year (000) .................................. $ 49,572  $ 31,594  $ 24,112  $ 87,091  $ 78,219
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Cash Management
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0466  0 .0399  0 .0051  0 .0000
(a)
0 .0022
Net realized and unrealized gain (loss) ...........................
( 0 .0001 )
(b)
0 .0007  0 .0006
(b)
0 .0001  0 .0016
Net increase from investment operations ........................... 0.0465  0.0406  0.0057  0.0001  0.0038
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .0465 ) ( 0 .0406 ) ( 0 .0057 ) ( 0 .0000 )
(d)
( 0 .0037 )
From net realized gain ......................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0465) (0.0406) (0.0057) (0.0001) (0.0038)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 4.76% 4.14% 0.57% 0.02% 0.38%
Ratios to Average Net Assets
Total expen ses ............................................
0.72% 0.73% 0.72% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.67% 0.39% 0.08% 0.36%
Net investment income ......................................
4.66% 3.99% 0.51% 0.00%
(f)
0.22%
Supplemental Data
Net assets, end of year (000) ................................... $ 7,577  $ 9,810  $ 14,435  $ 10,191  $ 10,809
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Dollar
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0492  0 .0446  0 .0084  0 .0000
(a)
0 .0032
Net realized and unrealized gain (loss) ..........................
( 0 .0001 )
(b)
( 0 .0015 )
(b)
( 0 .0015 ) 0 .0001  0 .0018
Net increase from investment operations .......................... 0.0491  0.0431  0.0069  0.0001  0.0050
Distributions
(c)
– – – – –
From net investment income ................................
( 0 .0491 ) ( 0 .0431 ) ( 0 .0069 ) ( 0 .0000 )
(d)
( 0 .0049 )
From net realized gain .....................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions .......................................... (0.0491) (0.0431) (0.0069) (0.0001) (0.0050)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................... 5.02% 4.40% 0.70% 0.02% 0.49%
Ratios to Average Net Assets
Total expen ses ...........................................
0.47% 0.48% 0.47% 0.48% 0.48%
Total expenses after fees waived and/or reimbursed ..................
0.42% 0.42% 0.29% 0.09% 0.29%
Net investment income .....................................
4.92% 4.46% 0.84% 0.00%
(f)
0.32%
Supplemental Data
Net assets, end of year (000) .................................. $ 14,422  $ 23,416  $ 15,765  $ 10,977  $ 30,848
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Mischler Financial Group
Year Ended
10/31/24
Year Ended
10/31/23
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................ $ 1.00  $ 1.00  $ 1.00
Net investment income .................................................................
0 .0508  0 .0482  0 .0089
Net realized and unrealized gain (loss) .......................................................
0 .0007  ( 0 .0026 )
(b)
( 0 .0005 )
Net increase from investment operations ....................................................... 0.0515  0.0456  0.0084
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .0515 ) ( 0 .0456 ) ( 0 .0084 )
From net realized gain ..................................................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
Total distributions ....................................................................... (0.0515) (0.0456) (0.0084)
Net asset value, end of period ............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ................................................................. 5.28% 4.66% 0.85%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.22% 0.23% 0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................
0.17% 0.17% 0.17%
(g)
Net investment income ..................................................................
5.08% 4.82% 0.89%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 30,050  $ 10,519  $ 5,120
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Stern Brothers
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................................... $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................................
0 .0515  0 .0443  0 .0058
Net realized and unrealized gain (loss) ........................................................
0 .0000
(b)
0 .0013  ( 0 .0000 )
(c)
Net increase from investment operations ........................................................ 0.0515  0.0456  0.0058
Distributions
(d)
– – –
From net investment income ..............................................................
( 0 .0515 ) ( 0 .0456 ) ( 0 .0058 )
From net realized gain ...................................................................
( 0 .0000 )
(c)
—  —
Total distributions ........................................................................ (0.0515) (0.0456) (0.0058)
Net asset value, end of period .............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................................. 5.28% 4.66% 0.58%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................................
0.22% 0.23% 0.23%
(g)
Total expenses after fees waived and/or reimbursed ................................................
0.17% 0.17% 0.17%
(g)
Net investment income ...................................................................
5.15% 4.43% 2.31%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 56  $ 53  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Liquid Federal Trust Fund
Tigress
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................................... $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................................
0 .0516  0 .0488  0 .0026
Net realized and unrealized (loss) ...........................................................
( 0 .0001 )
(b)
( 0 .0032 )
(b)
( 0 .0004 )
Net increase from investment operations ........................................................ 0.0515  0.0456  0.0022
Distributions
(c)
– – –
From net investment income ..............................................................
( 0 .0515 ) ( 0 .0456 ) ( 0 .0022 )
From net realized gain ...................................................................
( 0 .0000 )
(d)
—  —
Total distributions ........................................................................ (0.0515) (0.0456) (0.0022)
Net asset value, end of period .............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................................. 5.28% 4.66% 0.22%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................................
0.22% 0.23% 0.25%
(g)
Total expenses after fees waived and/or reimbursed ................................................
0.17% 0.17% 0.17%
(g)
Net investment income ...................................................................
5.16% 4.88% 2.91%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 25,254  $ 28,193  $ 3,051
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Institutional
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0516  0 .0468  0 .0084  0 .0002  0 .0054
Net realized and unrealized gain (loss) ...........................
0 .0001  ( 0 .0005 ) 0 .0006
(a)
0 .0001  0 .0010
Net increase from investment operations ........................... 0.0517  0.0463  0.0090  0.0003  0.0064
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 ) ( 0 .0063 )
From net realized gain ......................................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0517) (0.0463) (0.0090) (0.0003) (0.0064)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 5.29% 4.73% 0.90% 0.03% 0.64%
Ratios to Average Net Assets
Total expen ses ............................................
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.13% 0.08% 0.17%
Net investment income ......................................
5.16% 4.68% 0.84% 0.02% 0.54%
Supplemental Data
Net assets, end of year (000) ................................... $ 152,727,713  $ 122,363,197  $ 111,196,831  $ 127,458,227  $ 141,084,816
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

FedFund
Administration
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0507  0 .0431  0 .0116  0 .0002  0 .0054
Net realized and unrealized gain (loss) ............................
0 .0000
(a)
0 .0022
(b)
( 0 .0032 ) 0 .0001  0 .0002
Net increase from investment operations ............................ 0.0507  0.0453  0.0084  0.0003  0.0056
Distributions
(c)
– – – – –
From net investment income ..................................
( 0 .0507 ) ( 0 .0453 ) ( 0 .0084 ) ( 0 .0002 ) ( 0 .0055 )
From net realized gain .......................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................................ (0.0507) (0.0453) (0.0084) (0.0003) (0.0056)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 5.19% 4.63% 0.84% 0.03% 0.56%
Ratios to Average Net Assets
Total expen ses .............................................
0.28% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ....................
0.27% 0.27% 0.25% 0.08% 0.24%
Net investment income .......................................
5.07% 4.31% 1.16% 0.02% 0.54%
Supplemental Data
Net assets, end of year (000) .................................... $ 7,725,784  $ 7,965,006  $ 22,812,396  $ 3,021,092  $ 2,977,997
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Capital
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0506  0 .0448  0 .0003  0 .0002  0 .0051
Net realized and unrealized gain ................................
0 .0006  0 .0012
(a)
0 .0085
(a)
0 .0001  0 .0009
Net increase from investment operations ............................ 0.0512  0.0460  0.0088  0.0003  0.0060
Distributions
(b)
– – – – –
From net investment income ..................................
( 0 .0512 ) ( 0 .0460 ) ( 0 .0088 ) ( 0 .0002 ) ( 0 .0059 )
From net realized gain .......................................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................................ (0.0512) (0.0460) (0.0088) (0.0003) (0.0060)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ...................................... 5.25% 4.70% 0.88% 0.03% 0.60%
Ratios to Average Net Assets
Total expen ses .............................................
0.23% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ....................
0.22% 0.21% 0.07% 0.07% 0.21%
Net investment income .......................................
5.06% 4.48% 0.03% 0.02% 0.51%
Supplemental Data
Net assets, end of year (000) .................................... $ 277,306  $ 2,588  $ 1,252  $ 25,722,827  $ 11,247,218
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

FedFund
Cash Management
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0467  0 .0412  0 .0062  0 .0002  0 .0035
Net realized and unrealized gain (loss) ............................
0 .0000
(a)
0 .0001
(b)
( 0 .0000 )
(c)
0 .0001  0 .0003
Net increase from investment operations ............................ 0.0467  0.0413  0.0062  0.0003  0.0038
Distributions
(d)
– – – – –
From net investment income ..................................
( 0 .0467 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0002 ) ( 0 .0037 )
From net realized gain .......................................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................................ (0.0467) (0.0413) (0.0062) (0.0003) (0.0038)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.77% 4.21% 0.62% 0.03% 0.38%
Ratios to Average Net Assets
Total expen ses .............................................
0.68% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ....................
0.67% 0.67% 0.42% 0.08% 0.42%
Net investment income .......................................
4.67% 4.12% 0.62% 0.02% 0.35%
Supplemental Data
Net assets, end of year (000) .................................... $ 658,764  $ 718,126  $ 695,591  $ 590,584  $ 440,893
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Reserve
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0477  0 .0418  0 .0063  0 .0002  0 .0040
Net realized and unrealized gain ................................
0 .0000
(a)
0 .0005
(b)
0 .0004
(b)
0 .0001  0 .0002
Net increase from investment operations ............................ 0.0477  0.0423  0.0067  0.0003  0.0042
Distributions
(c)
– – – – –
From net investment income ..................................
( 0 .0477 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0002 ) ( 0 .0041 )
From net realized gain .......................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................................ (0.0477) (0.0423) (0.0067) (0.0003) (0.0042)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.87% 4.32% 0.67% 0.03% 0.42%
Ratios to Average Net Assets
Total expen ses .............................................
0.58% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.57% 0.57% 0.35% 0.08% 0.39%
Net investment income .......................................
4.77% 4.18% 0.63% 0.02% 0.40%
Supplemental Data
Net assets, end of year (000) .................................... $ 4,143,595  $ 4,048,351  $ 5,181,757  $ 5,518,536  $ 5,079,903
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

FedFund
Dollar
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0492  0 .0439  0 .0080  0 .0002  0 .0039
Net realized and unrealized gain (loss) ...........................
0 .0000
(a)
( 0 .0001 ) ( 0 .0005 ) 0 .0001  0 .0009
Net increase from investment operations ........................... 0.0492  0.0438  0.0075  0.0003  0.0048
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0492 ) ( 0 .0438 ) ( 0 .0075 ) ( 0 .0002 ) ( 0 .0047 )
From net realized gain ......................................
( 0 .0000 )
(c)
—  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0492) (0.0438) (0.0075) (0.0003) (0.0048)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 5.03% 4.47% 0.75% 0.03% 0.48%
Ratios to Average Net Assets
Total expen ses ............................................
0.43% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.42% 0.42% 0.29% 0.08% 0.31%
Net investment income ......................................
4.92% 4.39% 0.80% 0.02% 0.39%
Supplemental Data
Net assets, end of year (000) ................................... $ 4,043,250  $ 3,987,319  $ 3,653,256  $ 2,863,692  $ 2,991,892
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Great Pacific
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ....................................................................................... $ 1.00
Net investment income ................................................................................................
0 .0110
Net increase from investment operations ...................................................................................... 0.0110
Distributions from net investment income
(b)
.................................................................................. (0.0110)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(c)
Based on net asset value ................................................................................................ 1.11%
(d)
Ratios to Average Net Assets
Total expen ses .......................................................................................................
0.18%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(e)
Net investment income .................................................................................................
4.99%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 51
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

FedFund
Mischler Financial Group
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ........................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................................
0 .0517  0 .0489  0 .0081  0 .0001
Net realized and unrealized gain (loss) ..........................................
0 .0000
(b)
( 0 .0026 ) 0 .0009
(c)
0 .0001
Net increase from investment operations .......................................... 0.0517  0.0463  0.0090  0.0002
Distributions
(d)
– – – –
From net investment income ................................................
( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 )
From net realized gain .....................................................
( 0 .0000 )
(e)
—  ( 0 .0000 )
(e)
( 0 .0001 )
Total distributions .......................................................... (0.0517) (0.0463) (0.0090) (0.0002)
Net asset value, end of period ................................................ $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................................................... 5.29% 4.73% 0.90% 0.02%
(g)
Ratios to Average Net Assets
Total expen ses ...........................................................
0.18% 0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ..................................
0.17% 0.17% 0.13% 0.05%
(h)
Net investment income .....................................................
5.17% 4.89% 0.81% 0.03%
(h)
Supplemental Data
Net assets, end of period (000) ................................................ $ 3,113,093  $ 2,018,045  $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Penserra
Period from
08/12/24
(a)
to 10/31/24
Net asset value, beginning of period ....................................................................................... $ 1.00
Net investment income ................................................................................................
0 .0110
Net increase from investment operations ...................................................................................... 0.0110
Distributions from net investment income
(b)
.................................................................................. (0.0110)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(c)
Based on net asset value ................................................................................................ 1.11%
(d)
Ratios to Average Net Assets
Total expen ses .......................................................................................................
0.18%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(e)
Net investment income .................................................................................................
4.99%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 101
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

FedFund
Premier
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0516  0 .0466  0 .0208  0 .0002  0 .0062
Net realized and unrealized gain (loss) ...........................
0 .0001  ( 0 .0003 ) ( 0 .0118 ) 0 .0001  0 .0002
Net increase from investment operations ........................... 0.0517  0.0463  0.0090  0.0003  0.0064
Distributions
(a)
– – – – –
From net investment income .................................
( 0 .0517 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0002 ) ( 0 .0063 )
From net realized gain ......................................
( 0 .0000 )
(b)
—  ( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0517) (0.0463) (0.0090) (0.0003) (0.0064)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................................... 5.29% 4.73% 0.90% 0.03% 0.64%
Ratios to Average Net Assets
Total expen ses ............................................
0.18% 0.19% 0.18% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.17% 0.06% 0.17%
Net investment income ......................................
5.16% 4.66% 2.09% 0.02% 0.62%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,911,216  $ 2,879,645  $ 1,429,878  $ 18,892  $ 37
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Private Client
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0467  0 .0412  0 .0061  0 .0002  0 .0036
Net realized and unrealized gain (loss) ...........................
( 0 .0001 )
(a)
( 0 .0000 )
(b)
0 .0001
(a)
0 .0001  0 .0002
Net increase from investment operations ........................... 0.0466  0.0412  0.0062  0.0003  0.0038
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .0466 ) ( 0 .0412 ) ( 0 .0062 ) ( 0 .0002 ) ( 0 .0037 )
From net realized gain ......................................
( 0 .0000 )
(b)
—  ( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0466) (0.0412) (0.0062) (0.0003) (0.0038)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.76% 4.20% 0.62% 0.03% 0.38%
Ratios to Average Net Assets
Total expen ses ............................................
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...................
0.68% 0.68% 0.42% 0.08% 0.43%
Net investment income ......................................
4.67% 4.12% 0.61% 0.02% 0.36%
Supplemental Data
Net assets, end of year (000) ................................... $ 160  $ 250  $ 253  $ 252  $ 252
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

FedFund
Select
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................
0 .0434  0 .0365  0 .0042  0 .0002  0 .0021
Net realized and unrealized gain ................................
0 .0000
(a)
0 .0015
(b)
0 .0005
(b)
0 .0001  0 .0004
Net increase from investment operations ............................ 0.0434  0.0380  0.0047  0.0003  0.0025
Distributions
(c)
– – – – –
From net investment income ..................................
( 0 .0434 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0002 ) ( 0 .0024 )
From net realized gain .......................................
( 0 .0000 )
(d)
—  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ............................................ (0.0434) (0.0380) (0.0047) (0.0003) (0.0025)
Net asset value, end of year ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ...................................... 4.43% 3.87% 0.47% 0.03% 0.26%
Ratios to Average Net Assets
Total expen ses .............................................
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....................
1.00% 1.00% 0.50% 0.08% 0.54%
Net investment income .......................................
4.34% 3.65% 0.42% 0.02% 0.22%
Supplemental Data
Net assets, end of year (000) .................................... $ 335,419  $ 325,700  $ 657,779  $ 727,352  $ 301,826
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Stern Brothers
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................................... $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................................
0 .0491  0 .0513  0 .0060
Net realized and unrealized gain (loss) ........................................................
0 .0026  ( 0 .0050 ) ( 0 .0000 )
(b)
Net increase from investment operations ........................................................ 0.0517  0.0463  0.0060
Distributions
(c)
– – –
From net investment income ..............................................................
( 0 .0517 ) ( 0 .0463 ) ( 0 .0060 )
From net realized gain ...................................................................
( 0 .0000 )
(b)
—  —
Total distributions ........................................................................ (0.0517) (0.0463) (0.0060)
Net asset value, end of period .............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value .................................................................. 5.29% 4.73% 0.60%
(e)
Ratios to Average Net Assets
Total expen ses .........................................................................
0.18% 0.18% 0.18%
(f)
Total expenses after fees waived and/or reimbursed ................................................
0.17% 0.17% 0.17%
(f)
Net investment income ...................................................................
4.91% 5.13% 2.37%
(f)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 409,802  $ 27  $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

FedFund
Tigress
Year Ended
10/31/24
Year Ended
10/31/23
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................................... $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................................
0 .0518  0 .0494  0 .0025
Net realized and unrealized (loss) ...........................................................
( 0 .0001 )
(b)
( 0 .0031 ) ( 0 .0002 )
Net increase from investment operations ........................................................ 0.0517  0.0463  0.0023
Distributions
(c)
– – –
From net investment income ..............................................................
( 0 .0517 ) ( 0 .0463 ) ( 0 .0023 )
From net realized gain ...................................................................
( 0 .0000 )
(d)
—  —
Total distributions ........................................................................ (0.0517) (0.0463) (0.0023)
Net asset value, end of period .............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................................. 5.29% 4.73% 0.23%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................................
0.18% 0.18% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ................................................
0.17% 0.17% 0.17%
(g)
Net investment income ...................................................................
5.18% 4.97% 2.87%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 83,692  $ 29,732  $ 2,050
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
WestCap
Year Ended
10/31/24
Year Ended
10/31/23
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period ......................................................... $ 1.00  $ 1.00  $ 1.00
Net investment income ..................................................................
0 .0517  0 .0501  0 .0054
Net realized and unrealized gain (loss) ........................................................
0 .0000
(b)
( 0 .0038 ) ( 0 .0000 )
(c)
Net increase from investment operations ........................................................ 0.0517  0.0463  0.0054
Distributions
(d)
– – –
From net investment income ..............................................................
( 0 .0517 ) ( 0 .0463 ) ( 0 .0054 )
From net realized gain ...................................................................
( 0 .0000 )
(c)
—  —
Total distributions ........................................................................ (0.0517) (0.0463) (0.0054)
Net asset value, end of period .............................................................. $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .................................................................. 5.29% 4.73% 0.54%
(f)
Ratios to Average Net Assets
Total expen ses .........................................................................
0.18% 0.18% 0.18%
(g)
Total expenses after fees waived and/or reimbursed ................................................
0.17% 0.17% 0.17%
(g)
Net investment income ...................................................................
5.17% 5.01% 2.42%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 78,664  $ 103,261  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

TempCash
Institutional
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ..............................
$ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Net investment income .....................................
0 .0529  0 .0488  0 .0119  0 .0005  0 .0084
Net realized and unrealized gain (loss) ...........................
0 .0004  ( 0 .0002 )
(a)
( 0 .0026 ) ( 0 .0003 ) 0 .0004
Net increase from investment operations ........................... 0.0533  0.0486  0.0093  0.0002  0.0088
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0531 ) ( 0 .0482 ) ( 0 .0099 ) ( 0 .0005 ) ( 0 .0085 )
From net realized gain ......................................
—  —  —  —  ( 0 .0000 )
(c)
Total distributions ........................................... (0.0531) (0.0482) (0.0099) (0.0005) (0.0085)
Net asset value, end of year .................................. $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Total Return
(d)
Based on net asset value ..................................... 5.45% 4.97% 0.94% 0.02% 0.88%
Ratios to Average Net Assets
Total expen ses ............................................
0.21% 0.22% 0.26% 0.24% 0.23%
Total expenses after fees waived and/or reimbursed ...................
0.18% 0.18% 0.17% 0.17% 0.18%
Net investment income ......................................
5.29% 4.88% 1.19% 0.05% 0.84%
Supplemental Data
Net assets, end of year (000) ................................... $ 20,034,823  $ 13,151,148  $ 8,658,551  $ 5,786,777  $ 10,638,146
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Dollar
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................
$ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006
Net investment income ...................................
0 .0513  0 .0459  0 .0084  ( 0 .0000 )
(a)
0 .0062
Net realized and unrealized gain (loss) .........................
0 .0013  0 .0003  ( 0 .0006 ) ( 0 .0001 ) 0 .0004
Net increase (decrease) from investment operations ................. 0.0526  0.0462  0.0078  (0.0001) 0.0066
Distributions
(b)
– – – – –
From net investment income ...............................
( 0 .0523 ) ( 0 .0458 ) ( 0 .0084 ) ( 0 .0002 ) ( 0 .0063 )
From net realized gain ....................................
—  —  —  —  ( 0 .0000 )
(a)
Total distributions ......................................... (0.0523) (0.0458) (0.0084) (0.0002) (0.0063)
Net asset value, end of year ................................ $ 1.0007  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0009
Total Return
(c)
Based on net asset value ................................... 5.39% 4.72% 0.78% (0.01)% 0.66%
Ratios to Average Net Assets
Total expen ses ..........................................
0.24% 0.47% 0.51% 0.50% 0.47%
Total expenses after fees waived and/or reimbursed .................
0.21% 0.42% 0.33% 0.20% 0.40%
Net investment income ....................................
5.17% 4.59% 0.84% (0.00)%
(d)
0.62%
Supplemental Data
Net assets, end of year (000) ................................. $ 46,896  $ 19  $ 18  $ 18  $ 18
(a)
Amount is greater than $(0.00005) per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

TempCash
Great Pacific
Year Ended
10/31/24
Period from
01/23/23
(a)
to 10/31/23
Net asset value, beginning of period ........................................................................
$ 1.0003  $ 1.0004
Net investment income .................................................................................
0 .0527  0 .0387
Net realized and unrealized gain ...........................................................................
0 .0006  0 .0002
Net increase from investment operations ....................................................................... 0.0533  0.0389
Distributions from net investment income
(b)
................................................................... (0.0531) (0.0390)
Net asset value, end of period ............................................................................. $ 1.0005  $ 1.0003
Total Return
(c)
Based on net asset value ................................................................................. 5.45% 3.96%
(d)
Ratios to Average Net Assets
Total expen ses ........................................................................................
0.21% 0.22%
(e)
Total expenses after fees waived and/or reimbursed ...............................................................
0.18% 0.18%
(e)
Net investment income ..................................................................................
5.27% 5.01%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 774,727  $ 404,394
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Premier
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ..............................
$ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007
Net investment income .....................................
0 .0530  0 .0482  0 .0099  0 .0005  0 .0085
Net realized and unrealized gain (loss) ...........................
0 .0002  0 .0004  ( 0 .0006 ) ( 0 .0004 ) 0 .0003
Net increase from investment operations ........................... 0.0532  0.0486  0.0093  0.0001  0.0088
Distributions
(a)
– – – – –
From net investment income .................................
( 0 .0530 ) ( 0 .0482 ) ( 0 .0099 ) ( 0 .0005 ) ( 0 .0085 )
From net realized gain ......................................
—  —  —  —  ( 0 .0000 )
(b)
Total distributions ........................................... (0.0530) (0.0482) (0.0099) (0.0005) (0.0085)
Net asset value, end of year .................................. $ 1.0006  $ 1.0004  $ 1.0000  $ 1.0006  $ 1.0010
Total Return
(c)
Based on net asset value ..................................... 5.45% 4.97% 0.94% 0.01% 0.88%
Ratios to Average Net Assets
Total expen ses ............................................
0.21% 0.22% 0.27% 0.25% 0.23%
Total expenses after fees waived and/or reimbursed ...................
0.18% 0.18% 0.17% 0.16% 0.18%
Net investment income ......................................
5.30% 4.82% 0.99% 0.05% 0.84%
Supplemental Data
Net assets, end of year (000) ................................... $ 37  $ 36  $ 36  $ 37  $ 37
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

T-Fund
Institutional
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0516  0 .0468  0 .0084  0 .0001  0 .0057
Net realized gain (loss) .....................................
0 .0000
(a)
( 0 .0005 ) 0 .0006
(b)
0 .0001  0 .0005
Net increase from investment operations ........................... 0.0516  0.0463  0.0090  0.0002  0.0062
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 ) ( 0 .0061 )
From net realized gain ......................................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0516) (0.0463) (0.0090) (0.0002) (0.0062)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 5.29% 4.73% 0.90% 0.02% 0.62%
(f)
Ratios to Average Net Assets
Total expen ses ............................................
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.14% 0.08% 0.17%
Net investment income ......................................
5.16% 4.68% 0.84% 0.01% 0.57%
Supplemental Data
Net assets, end of year (000) ................................... $ 101,661,627  $ 87,613,217  $ 82,703,301  $ 91,031,976  $ 88,266,743
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Administration
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0506  0 .0423  0 .0120  0 .0001  0 .0056
Net realized gain (loss) .....................................
0 .0000
(a)
0 .0030
(b)
( 0 .0037 ) 0 .0001  ( 0 .0002 )
Net increase from investment operations ........................... 0.0506  0.0453  0.0083  0.0002  0.0054
Distributions
(c)
– – – – –
From net investment income .................................
( 0 .0506 ) ( 0 .0453 ) ( 0 .0083 ) ( 0 .0001 ) ( 0 .0053 )
From net realized gain ......................................
—  —  ( 0 .0000 )
(d)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0506) (0.0453) (0.0083) (0.0002) (0.0054)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 5.18% 4.63% 0.84% 0.01% 0.53%
(f)
Ratios to Average Net Assets
Total expen ses ............................................
0.28% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.27% 0.27% 0.08% 0.25%
Net investment income ......................................
5.06% 4.23% 1.20% 0.01% 0.56%
Supplemental Data
Net assets, end of year (000) ................................... $ 4,655,387  $ 3,987,751  $ 15,781,965  $ 504,427  $ 489,691
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

T-Fund
Capital
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0510  0 .0480  0 .0001  0 .0001  0 .0048
Net realized gain (loss) .....................................
0 .0001  ( 0 .0022 ) 0 .0086
(a)
0 .0001  0 .0010
Net increase from investment operations ........................... 0.0511  0.0458  0.0087  0.0002  0.0058
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0511 ) ( 0 .0458 ) ( 0 .0087 ) ( 0 .0001 ) ( 0 .0057 )
From net realized gain ......................................
—  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0511) (0.0458) (0.0087) (0.0002) (0.0058)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 5.23% 4.68% 0.87% 0.01% 0.57%
(e)
Ratios to Average Net Assets
Total expen ses ............................................
0.23% 0.24% 0.24% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ...................
0.22% 0.22% 0.09% 0.08% 0.21%
Net investment income ......................................
5.10% 4.80% 0.01% 0.01% 0.48%
Supplemental Data
Net assets, end of year (000) ................................... $ 275,247  $ 202,286  $ 55,006  $ 27,304,259  $ 15,842,877
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Management
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0465  0 .0411  0 .0059  0 .0001  0 .0034
Net realized gain ........................................
0 .0001  0 .0002
(a)
0 .0003
(a)
0 .0001  0 .0003
Net increase from investment operations .......................... 0.0466  0.0413  0.0062  0.0002  0.0037
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .0466 ) ( 0 .0413 ) ( 0 .0062 ) ( 0 .0001 ) ( 0 .0036 )
From net realized gain .....................................
—  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions .......................................... (0.0466) (0.0413) (0.0062) (0.0002) (0.0037)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value .................................... 4.76% 4.21% 0.62% 0.01% 0.37%
(e)
Ratios to Average Net Assets
Total expen ses ...........................................
0.68% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ..................
0.67% 0.67% 0.41% 0.08% 0.41%
Net investment income .....................................
4.65% 4.11% 0.59% 0.00%
(f)
0.34%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,019,811  $ 915,927  $ 887,139  $ 825,420  $ 1,009,514
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

T-Fund
Cash Reserve
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0477  0 .0417  0 .0033  0 .0001  0 .0037
Net realized gain (loss) .....................................
( 0 .0001 )
(a)
0 .0006
(a)
0 .0034
(a)
0 .0001  0 .0004
Net increase from investment operations ........................... 0.0476  0.0423  0.0067  0.0002  0.0041
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0476 ) ( 0 .0423 ) ( 0 .0067 ) ( 0 .0001 ) ( 0 .0040 )
From net realized gain ......................................
—  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0476) (0.0423) (0.0067) (0.0002) (0.0041)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.87% 4.32% 0.67% 0.01% 0.40%
(e)
Ratios to Average Net Assets
Total expen ses ............................................
0.58% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.57% 0.22% 0.07% 0.39%
Net investment income ......................................
4.77% 4.17% 0.33% 0.01% 0.37%
Supplemental Data
Net assets, end of year (000) ................................... $ 49,363  $ 43,531  $ 88,281  $ 482,231  $ 56,822
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Dollar
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0491  0 .0438  0 .0071  0 .0001  0 .0044
Net realized gain (loss) .....................................
0 .0000
(a)
( 0 .0000 )
(b)
0 .0003
(c)
0 .0001  0 .0003
Net increase from investment operations ........................... 0.0491  0.0438  0.0074  0.0002  0.0047
Distributions
(d)
– – – – –
From net investment income .................................
( 0 .0491 ) ( 0 .0438 ) ( 0 .0074 ) ( 0 .0001 ) ( 0 .0046 )
From net realized gain ......................................
—  —  ( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0491) (0.0438) (0.0074) (0.0002) (0.0047)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................................... 5.03% 4.47% 0.75% 0.01% 0.46%
(f)
Ratios to Average Net Assets
Total expen ses ............................................
0.43% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.42% 0.42% 0.29% 0.08% 0.32%
Net investment income ......................................
4.92% 4.38% 0.71% 0.01% 0.44%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,199,807  $ 1,364,428  $ 1,258,974  $ 1,000,401  $ 670,205
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

T-Fund
Premier
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0516  0 .0475  0 .0193  0 .0001  0 .0060
Net realized gain (loss) ....................................
0 .0000
(a)
( 0 .0012 ) ( 0 .0103 ) 0 .0001  0 .0002
Net increase from investment operations .......................... 0.0516  0.0463  0.0090  0.0002  0.0062
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .0516 ) ( 0 .0463 ) ( 0 .0090 ) ( 0 .0001 ) ( 0 .0061 )
From net realized gain .....................................
—  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions .......................................... (0.0516) (0.0463) (0.0090) (0.0002) (0.0062)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value .................................... 5.29% 4.73% 0.90% 0.02% 0.61%
(e)
Ratios to Average Net Assets
Total expen ses ...........................................
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ..................
0.17% 0.17% 0.17% 0.06% 0.17%
Net investment income .....................................
5.16% 4.75% 1.95% 0.01% 0.60%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,443,015  $ 1,431,264  $ 496,172  $ 12,958  $ 37
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Select
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year ............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0435  0 .0400  0 .0031  0 .0001  0 .0011
Net realized gain (loss) ....................................
( 0 .0002 )
(a)
( 0 .0020 ) 0 .0016
(a)
0 .0001  0 .0014
Net increase from investment operations .......................... 0.0433  0.0380  0.0047  0.0002  0.0025
Distributions
(b)
– – – – –
From net investment income ................................
( 0 .0433 ) ( 0 .0380 ) ( 0 .0047 ) ( 0 .0001 ) ( 0 .0024 )
From net realized gain .....................................
—  —  ( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions .......................................... (0.0433) (0.0380) (0.0047) (0.0002) (0.0025)
Net asset value, end of year ................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value .................................... 4.42% 3.87% 0.47% 0.01% 0.24%
(e)
Ratios to Average Net Assets
Total expen ses ...........................................
1.03% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ..................
1.00% 1.00% 0.52% 0.07% 0.41%
Net investment income .....................................
4.35% 4.00% 0.31% 0.01% 0.11%
Supplemental Data
Net assets, end of year (000) .................................. $ 19,643  $ 50,396  $ 21,300  $ 37,798  $ 30,444
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Institutional
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0515  0 .0458  0 .0082  0 .0001  0 .0048
Net realized gain .........................................
0 .0003  0 .0001  0 .0001  0 .0001  0 .0015
Net increase from investment operations ........................... 0.0518  0.0459  0.0083  0.0002  0.0063
Distributions
(a)
– – – – –
From net investment income .................................
( 0 .0517 ) ( 0 .0459 ) ( 0 .0083 ) ( 0 .0001 ) ( 0 .0062 )
From net realized gain ......................................
( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0518) (0.0459) (0.0083) (0.0002) (0.0063)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................................... 5.30% 4.69% 0.84% 0.01% 0.63%
Ratios to Average Net Assets
Total expen ses ............................................
0.18% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ...................
0.17% 0.17% 0.14% 0.06% 0.17%
Net investment income ......................................
5.15% 4.58% 0.82% 0.01% 0.48%
Supplemental Data
Net assets, end of year (000) ................................... $ 123,707,288  $ 97,157,593  $ 106,544,392  $ 98,602,650  $ 56,400,526
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Administration
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0505  0 .0449  0 .0065  0 .0001  0 .0058
Net realized gain (loss) .....................................
0 .0003  0 .0000
(a)
0 .0012  0 .0001  ( 0 .0002 )
Net increase from investment operations ........................... 0.0508  0.0449  0.0077  0.0002  0.0056
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0507 ) ( 0 .0449 ) ( 0 .0077 ) ( 0 .0001 ) ( 0 .0055 )
From net realized gain ......................................
( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0508) (0.0449) (0.0077) (0.0002) (0.0056)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 5.19% 4.58% 0.77% 0.01% 0.56%
Ratios to Average Net Assets
Total expen ses ............................................
0.28% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.27% 0.19% 0.07% 0.24%
Net investment income ......................................
5.05% 4.49% 0.65% 0.01% 0.58%
Supplemental Data
Net assets, end of year (000) ................................... $ 661,719  $ 442,723  $ 382,956  $ 599,190  $ 399,846
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Capital
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ........................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ....................................
0 .0508  0 .0489  0 .0163  0 .0001  0 .0000
(b)
Net realized gain (loss) ....................................
0 .0005  ( 0 .0035 )
(c)
( 0 .0083 )
(c)
0 .0001  0 .0000
(b)
Net increase from investment operations .......................... 0.0513  0.0454  0.0080  0.0002  0.0000
Distributions
(d)
– – – – –
From net investment income ................................
( 0 .0512 ) ( 0 .0454 ) ( 0 .0080 ) ( 0 .0001 ) —
From net realized gain .....................................
( 0 .0001 ) ( 0 .0000 )
(e)
( 0 .0000 )
(e)
( 0 .0001 ) —
Total distributions .......................................... (0.0513) (0.0454) (0.0080) (0.0002) —
Net asset value, end of period ................................ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
Based on net asset value .................................... 5.24% 4.63% 0.80% 0.01% 0.00%
(g)
Ratios to Average Net Assets
Total expen ses ...........................................
0.23% 0.24% 0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed ..................
0.22% 0.22% 0.20% 0.06% 0.17%
(h)
Net investment income (loss) .................................
5.08% 4.89% 1.63% 0.01% (0.03)%
(h)
Supplemental Data
Net assets, end of period (000) ................................ $ 1,253,391  $ 500,685  $ 27,524  $ 3,299  $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Management
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0465  0 .0402  0 .0051  0 .0001  0 .0034
Net realized gain .........................................
0 .0003  0 .0007  0 .0005  0 .0001  0 .0003
Net increase from investment operations ........................... 0.0468  0.0409  0.0056  0.0002  0.0037
Distributions
(a)
– – – – –
From net investment income .................................
( 0 .0467 ) ( 0 .0409 ) ( 0 .0056 ) ( 0 .0001 ) ( 0 .0036 )
From net realized gain ......................................
( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0468) (0.0409) (0.0056) (0.0002) (0.0037)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................................... 4.77% 4.16% 0.56% 0.01% 0.37%
Ratios to Average Net Assets
Total expen ses ............................................
0.68% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ...................
0.67% 0.67% 0.41% 0.08% 0.41%
Net investment income ......................................
4.65% 4.02% 0.51% 0.01% 0.34%
Supplemental Data
Net assets, end of year (000) ................................... $ 7,192  $ 5,085  $ 21,330  $ 32,960  $ 53,101
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Cash Reserve
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0477  0 .0415  0 .0053  0 .0001  0 .0040
Net realized gain .........................................
0 .0001  0 .0004  0 .0007  0 .0001  0 .0001
Net increase from investment operations ........................... 0.0478  0.0419  0.0060  0.0002  0.0041
Distributions
(a)
– – – – –
From net investment income .................................
( 0 .0477 ) ( 0 .0419 ) ( 0 .0060 ) ( 0 .0001 ) ( 0 .0040 )
From net realized gain ......................................
( 0 .0001 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0478) (0.0419) (0.0060) (0.0002) (0.0041)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
Based on net asset value ..................................... 4.88% 4.27% 0.61% 0.01% 0.41%
Ratios to Average Net Assets
Total expen ses ............................................
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.57% 0.35% 0.07% 0.39%
Net investment income ......................................
4.77% 4.15% 0.53% 0.01% 0.40%
Supplemental Data
Net assets, end of year (000) ................................... $ 103,703  $ 128,272  $ 79,114  $ 97,008  $ 102,984
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Dollar
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0491  0 .0447  0 .0073  0 .0001  0 .0046
Net realized gain (loss) .....................................
0 .0003  ( 0 .0011 )
(a)
( 0 .0003 )
(a)
0 .0001  0 .0003
Net increase from investment operations ........................... 0.0494  0.0436  0.0070  0.0002  0.0049
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0493 ) ( 0 .0436 ) ( 0 .0070 ) ( 0 .0001 ) ( 0 .0048 )
From net realized gain ......................................
( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0494) (0.0436) (0.0070) (0.0002) (0.0049)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 5.04% 4.44% 0.70% 0.01% 0.49%
Ratios to Average Net Assets
Total expen ses ............................................
0.43% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.41% 0.40% 0.27% 0.07% 0.30%
Net investment income ......................................
4.91% 4.47% 0.73% 0.01% 0.46%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,207,547  $ 2,343,866  $ 1,060,804  $ 1,035,846  $ 939,241
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

Treasury Trust Fund
Select
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................
0 .0434  0 .0378  0 .0032  0 .0001  0 .0016
Net realized gain (loss) .....................................
0 .0001  ( 0 .0002 )
(a)
0 .0010  0 .0001  0 .0008
Net increase from investment operations ........................... 0.0435  0.0376  0.0042  0.0002  0.0024
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .0434 ) ( 0 .0376 ) ( 0 .0042 ) ( 0 .0001 ) ( 0 .0023 )
From net realized gain ......................................
( 0 .0001 ) ( 0 .0000 )
(c)
( 0 .0000 )
(c)
( 0 .0001 ) ( 0 .0001 )
Total distributions ........................................... (0.0435) (0.0376) (0.0042) (0.0002) (0.0024)
Net asset value, end of year .................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
Based on net asset value ..................................... 4.43% 3.82% 0.42% 0.01% 0.24%
Ratios to Average Net Assets
Total expen ses ............................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ...................
1.00% 1.00% 0.49% 0.06% 0.45%
Net investment income ......................................
4.34% 3.78% 0.32% 0.01% 0.16%
Supplemental Data
Net assets, end of year (000) ................................... $ 203,961  $ 254,127  $ 169,696  $ 660,676  $ 103,647
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
MuniCash
Institutional
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Net asset value, beginning of year .............................
$ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001
Net investment income ....................................
0 .0310  0 .0282  0 .0048  0 .0001  0 .0051
Net realized and unrealized gain (loss) ..........................
0 .0002  ( 0 .0000 )
(a) (b)
0 .0007
(b)
0 .0000
(c)
0 .0004
Net increase from investment operations .......................... 0.0312  0.0282  0.0055  0.0001  0.0055
Distributions
(d)
– – – – –
From net investment income ................................
( 0 .0311 ) ( 0 .0281 ) ( 0 .0057 ) ( 0 .0001 ) ( 0 .0055 )
From net realized gain .....................................
( 0 .0000 )
(a)
—  ( 0 .0000 )
(a)
—  —
Total distributions .......................................... (0.0311) (0.0281) (0.0057) (0.0001) (0.0055)
Net asset value, end of year ................................. $ 1.0001  $ 1.0000  $ 0.9999  $ 1.0001  $ 1.0001
Total Return
(e)
Based on net asset value .................................... 3.17% 2.86% 0.56% 0.01% 0.55%
Ratios to Average Net Assets
Total expen ses ...........................................
0.31% 0.30% 0.28% 0.26% 0.26%
Total expenses after fees waived and/or reimbursed ..................
0.21% 0.20% 0.16% 0.08% 0.19%
Total expenses after fees waived and/or reimbursed and interest expense ...
0.20% 0.20% 0.16% 0.08% 0.19%
Net investment income .....................................
3.10% 2.82% 0.48% 0.01% 0.51%
Supplemental Data
Net assets, end of year (000) .................................. $ 3,994,911  $ 4,540,657  $ 3,592,640  $ 5,368,797  $ 5,160,531
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Bancroft Capital
Shares are sold without a sales charge and are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are sold without a sales charge and are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities
LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Stern Brothers Shares are sold without a sales charge and are only available to clients of Stern Brothers & Co. and its affiliates. Tigress Shares are sold without a sales charge and are only available to clients of
Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of WestCap Management,
LLC and its affiliates. Administration, Select, Capital, Cash Reserve, Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operates as a “government money market fund” under Rule 2a-7 under the 1940 Act.
Each Fund is not subject to discretionary liquidity fees.
TempCash and MuniCash price and transact their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash and MuniCash, the Board of Trustees of the Trust (the "Board"), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ...................
Institutional, Administration, Bancroft Capital, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar,
Great Pacific, Mischler Financial Group, Penserra , Stern Brothers and Tigress
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Great Pacific, Mischler Financial Group,
Penserra , Premier, Private Client, Select, Stern Brothers, Tigress and WestCap
TempCash ..................................... Institutional, Capital, Cash Management, Dollar, Great Pacific and Premier
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar and Select
MuniCash ...................................... Institutional, Capital and Dollar

Notes to Financial Statements
(continued)

Notes to Financial Statements
Bank Overdraft : MuniCash had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. MuniCash is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by TempCash and
MuniCash for the benefit of the Funds' remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with one of their custodians whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies ( TempCash and MuniCash ): The Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”)
to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash and  MuniCash assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund): U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
With respect to TempCash, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion

Notes to Financial Statements
(continued)

Notes to Financial Statements
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the year ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended October 31, 2024, the Funds  did not pay any amounts to affiliates in return for these services.
For the year ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash , 0.17% of the average daily net assets of BlackRock
Liquid Federal Trust Fund, FedFund , T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash . Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2024, the amounts waived were as follows:
Share Class Service Fees
(a)
Distribution Fees
(a)
Administration .............................................................................................. 0.10% — %
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 31,016 $ — $ 44,072 $ — $ 31,208 $ — $ — $ 106,296
FedFund ..................... 7,881,913 64,243 3,231,963 15,940,400 10,108,129 1,773 2,867,196 40,095,617
TempCash .................... — — — — 6,093 — — 6,093
T-Fund ....................... 4,406,88 7 116,508 4,061,078 270,973 3,014,068 — 215,303 12,084,81 7
Treasury Trust Fund .............. 538,536 365,766 43,443 601,153 6,406,821 — 1,888,66 9 9,844,38 8
MuniCash ..................... — — — — 4,299 — — 4,299
Fund Name
Great Pacific
Shares Tigress
Stern Brothers
Shares
WestCap
Shares Total
FedFund ..................................................................... $ — $ 43 $ 3 $ 30 $ 76
TempCash .................................................................... 275 — — — 275
BlackRock Liquid Federal Trust Fund .................................................. — 8 — — 8
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 2,715,678
FedFund ................................................................................................................ 22,324,066
TempCash ............................................................................................................... 5,138,389
T-Fund .................................................................................................................. 14,743,478
Treasury Trust Fund ......................................................................................................... 17,352,358
MuniCash ................................................................................................................ 3,288,686

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2025 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the year ended October 31, 2024, the amounts waived and/or reimbursed were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the manager — class specific, in the
Statements of Operations. For the year ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
Service and Distribution Fees Waived and/or reimbursed - Class Specific Private Client Select Total
FedFund ........................................................................ $ 709 $ 67,42 8 $ 68,13 7
T-Fund .......................................................................... — 5,066 5,066
Treasury Trust Fund ................................................................. — 44,425 44,425
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
BlackRock Liquid Federal Trust Fund
Tigress .......................................................................................................... $ 8
FedFund
Tigress .......................................................................................................... 41
WestCap ........................................................................................................ 28
$ 69
TempCash
Great Pacific ...................................................................................................... $ 263
Fund Name Purchases Sales
Net Realized
Gain (Loss)
MuniCash ........................................................................... $ 1,079,539,244 $ 872,954,485 $ —

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to certain deemed distributions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of October 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
During the year ended October 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash and MuniCash, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
MuniCash ................................................................................ $ 113,928 $ (113,928)
—
Fund Name
Year Ended
10/31/24
Year Ended
10/31/23
BlackRock Liquid Federal Trust Fund
Ordinary income ...................................................................................... $ 295,952,958 $ 224,871,365
FedFund
Ordinary income ...................................................................................... $ 7,883,125,248 $ 6,447,211,020
TempCash
Ordinary income ...................................................................................... $ 866,328,318 $ 590,601,806
T-Fund
Ordinary income ...................................................................................... $ 5,296,108,748 $ 4,410,124,715
Treasury Trust Fund
Ordinary income ...................................................................................... $ 5,971,734,147 $ 4,643,607,349
MuniCash
Tax-exempt income .................................................................................... $ 104,366,630 $ 96,340,098
Ordinary income ...................................................................................... 5,044 615
Long-term capital gains ................................................................................. 7,927 184
$ 104,379,601 $ 96,340,897
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Liquid Federal Trust Fund ......................................... $ 959,329 $ — $ (885) $ 958,444
FedFund ............................................................ — (74,864,734) (2,035,242) (76,899,976)
TempCash ........................................................... 476 (1,063,061) 3,835,939 2,773,354
T-Fund .............................................................. — (44,040,460) (547,917) (44,588,377)
Treasury Trust Fund ..................................................... 16,538,869 — (12,345) 16,526,524
Fund Name Amount Utilized
BlackRock Liquid Federal Trust Fund ....................................................................................... $ 43,092
FedFund .......................................................................................................... 7,160,460
TempCash ......................................................................................................... 35,573
T-Fund ............................................................................................................ 5,248,387
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 5,278,789,113 $ – $ (885) $ (885)
FedFund ....................................................... 177,956,893,432 – (19,426) (19,426)
T-Fund ........................................................ 110,471,340,104 – (22,573) (22,573)
Treasury Trust Fund ............................................... 127,993,074,686 – (12,345) (12,345)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
MuniCash invests a substantial amount of its assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
Transactions in capital shares for each class were as follows:

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Fund Name/Share Class
Year Ended
10/31/24 10/31/23
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 40,999,612,124 30,621,001,915
Shares issued in reinvestment of distributions ........................................................ 78,311,507 66,202,478
Shares redeemed
(41,665,368,238) (29,861,393,554)
(587,444,607) 825,810,839
Administration
Shares sold 161,834,138 80,901,405
Shares issued in reinvestment of distributions ........................................................ 1,560,845 1,253,451
Shares redeemed
(145,426,579) (74,675,348)
17,968,404 7,479,508
Bancroft Capital
(a)
Shares issued in reinvestment of distributions ........................................................ 1,854 2,348
Shares redeemed
(54,626) —
(52,772) 2,348
Cabrera Capital Markets
(a)
Shares issued in reinvestment of distributions ........................................................ 1,854 2,348
Shares redeemed
(54,626) —
(52,772) 2,348
Cash Management
Shares sold 3,195,070 5,087,771
Shares issued in reinvestment of distributions ........................................................ 16,853 93,876
Shares redeemed
(5,446,284) (9,808,992)
(2,234,361) (4,627,345)
Dollar
Shares sold 77,548,806 80,931,698
Shares issued in reinvestment of distributions ........................................................ 39,293 23,581
Shares redeemed
(86,584,402) (73,306,850)
(8,996,303) 7,648,429
Great Pacific
(a)
Shares issued in reinvestment of distributions ........................................................ 2,094 2,347
Shares redeemed
(54,848) —
(52,754) 2,347
Mischler Financial Group
Shares sold 242,831,161 202,250,000
Shares issued in reinvestment of distributions ........................................................ 790,695 147,846
Shares redeemed
(224,096,348) (197,000,000)
19,525,508 5,397,846
Penserra
(a)
Shares sold — 750,000
Shares issued in reinvestment of distributions ........................................................ 2,095 2,347
Shares redeemed
(804,864) —
(802,769) 752,347
Stern Brothers
Shares sold — 1,500,000
Shares issued in reinvestment of distributions ........................................................ 2,823 3,206
Shares redeemed
— (1,500,000)
2,823 3,206
Tigress
Shares sold — 25,000,010
Shares issued in reinvestment of distributions ........................................................ 56,313 142,049
Shares redeemed
(2,999,999) (10)
(2,943,686) 25,142,049
(565,083,289) 867,613,922
FedFund
Institutional
Shares sold 960,873,887,287 941,796,456,420
Shares issued in reinvestment of distributions ........................................................ 2,305,706,156 2,005,616,089
Shares redeemed
(932,819,878,045) (932,593,855,369)
30,359,715,398 11,208,217,140

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

d
Fund Name/Share Class
Year Ended
10/31/24 10/31/23
Administration
Shares sold 18,851,949,320 21,082,794,544
Shares issued in reinvestment of distributions ........................................................ 236,281,031 398,054,292
Shares redeemed
(19,328,695,622) (36,329,637,862)
(240,465,271) (14,848,789,026)
Capital
Shares sold 623,938,069 13,580,571
Shares issued in reinvestment of distributions ........................................................ 6,406,147 150,992
Shares redeemed
(355,507,582) (12,394,865)
274,836,634 1,336,698
Cash Management
Shares sold 343,203,202 591,793,057
Shares issued in reinvestment of distributions ........................................................ 24,959,923 22,702,513
Shares redeemed
(427,654,076) (591,730,200)
(59,490,951) 22,765,370
Cash Reserve
Shares sold 52,041,441,295 45,843,430,347
Shares issued in reinvestment of distributions ........................................................ 360,941 201,503
Shares redeemed
(51,947,097,796) (46,976,060,820)
94,704,440 (1,132,428,970)
Dollar
Shares sold 12,228,797,970 12,639,188,049
Shares issued in reinvestment of distributions ........................................................ 56,110,489 54,932,668
Shares redeemed
(12,229,524,327) (12,358,716,295)
55,384,132 335,404,422
Great Pacific
(b)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 554 —
50,554 —
Mischler Financial Group
Shares sold 33,218,216,511 31,177,816,277
Shares issued in reinvestment of distributions ........................................................ 48,622,644 53,523,489
Shares redeemed
(32,171,604,156) (29,886,151,356)
1,095,234,999 1,345,188,410
Penserra
(b)
Shares sold 100,000 —
Shares issued in reinvestment of distributions ........................................................ 1,108 —
101,108 —
Premier
Shares sold 3,882,607,034 3,350,415,754
Shares issued in reinvestment of distributions ........................................................ 20,972,458 16,504,973
Shares redeemed
(2,871,495,106) (1,916,340,786)
1,032,084,386 1,450,579,941
Private Client
Shares sold 41 4,791
Shares issued in reinvestment of distributions ........................................................ 9,745 10,459
Shares redeemed
(99,318) (18,834)
(89,532) (3,584)
Select
Shares sold 978,173,401 1,339,475,954
Shares issued in reinvestment of distributions ........................................................ 14,628,461 15,133,650
Shares redeemed
(983,125,749) (1,686,673,362)
9,676,113 (332,063,758)
Stern Brothers
Shares sold 509,199,999 11,500,001
Shares issued in reinvestment of distributions ........................................................ 3,201,468 26,325
Shares redeemed
(102,448,884) (11,550,000)
409,952,583 (23,674)

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Fund Name/Share Class
Year Ended
10/31/24 10/31/23
Tigress
Shares sold 636,836,894 46,562,693
Shares issued in reinvestment of distributions ........................................................ 4,626,199 184,054
Shares redeemed
(587,483,419) (19,048,723)
53,979,674 27,698,024
WestCap
Shares sold 44,978,749 118,000,000
Shares issued in reinvestment of distributions ........................................................ 5,110,026 3,150,047
Shares redeemed
(74,711,327) (17,880,000)
(24,622,552) 103,270,047
33,061,051,715 (1,818,848,960)
T-Fund
Institutional
Shares sold 1,306,205,313,758 1,124,983,592,331
Shares issued in reinvestment of distributions ........................................................ 1,231,737,225 1,173,900,710
Shares redeemed
(1,293,392,422,710) (1,121,219,112,443)
14,044,628,273 4,938,380,598
Administration
Shares sold 7,550,204,907 7,852,313,986
Shares issued in reinvestment of distributions ........................................................ 205,504,945 309,549,338
Shares redeemed
(7,088,231,897) (19,957,161,461)
667,477,955 (11,795,298,137)
Capital
Shares sold 664,978,449 405,304,186
Shares issued in reinvestment of distributions ........................................................ 11,158,050 5,865,916
Shares redeemed
(603,167,871) (263,798,086)
72,968,628 147,372,016
Cash Management
Shares sold 4,961,063,034 4,313,088,808
Shares issued in reinvestment of distributions ........................................................ 30,531,604 24,332,943
Shares redeemed
(4,887,766,561) (4,308,342,515)
103,828,077 29,079,236
Cash Reserve
Shares sold 416,188,745 323,421,715
Shares issued in reinvestment of distributions ........................................................ 452,179 772,240
Shares redeemed
(410,811,316) (368,938,961)
5,829,608 (44,745,006)
Dollar
Shares sold 7,400,875,405 9,928,734,641
Shares issued in reinvestment of distributions ........................................................ 17,683,387 28,968,263
Shares redeemed
(7,583,391,899) (9,851,801,162)
(164,833,107) 105,901,742
Premier
Shares sold 2,986,603,430 2,283,790,381
Shares issued in reinvestment of distributions ........................................................ 36,899,572 25,486,576
Shares redeemed
(3,011,843,360) (1,373,609,986)
11,659,642 935,666,971
Select
Shares sold 316,995,158 523,278,909
Shares issued in reinvestment of distributions ........................................................ 1,102,093 2,416,295
Shares redeemed
(348,868,063) (496,577,385)
(30,770,812) 29,117,819
14,710,788,264 (5,654,524,761)
Treasury Trust Fund
Institutional
Shares sold 348,099,471,270 270,716,368,499
Shares issued in reinvestment of distributions ........................................................ 1,508,135,661 1,693,628,787
Shares redeemed
(323,061,473,890) (281,809,645,053)
26,546,133,041 (9,399,647,767)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The number of shares sold, reinvested and redeemed for TempCash and MuniCash were transacted at each class's floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of TempCash and MuniCash were as follows:
d
Fund Name/Share Class
Year Ended
10/31/24 10/31/23
Administration
Shares sold 1,542,967,789 1,228,748,237
Shares issued in reinvestment of distributions ........................................................ 19,059,296 14,155,842
Shares redeemed
(1,343,059,919) (1,183,194,082)
218,967,166 59,709,997
Capital
Shares sold 2,353,944,538 913,705,465
Shares issued in reinvestment of distributions ........................................................ 36,012,458 11,527,571
Shares redeemed
(1,637,347,758) (452,134,826)
752,609,238 473,098,210
Cash Management
Shares sold 59,265,535 29,920,721
Shares issued in reinvestment of distributions ........................................................ 246,863 368,642
Shares redeemed
(57,405,427) (46,534,965)
2,106,971 (16,245,602)
Cash Reserve
Shares sold 1,325,249,632 610,857,948
Shares issued in reinvestment of distributions ........................................................ 234 1,324
Shares redeemed
(1,349,815,568) (561,718,372)
(24,565,702) 49,140,900
Dollar
Shares sold 12,043,739,465 7,763,879,918
Shares issued in reinvestment of distributions ........................................................ 11,737,276 5,306,384
Shares redeemed
(11,191,908,548) (6,486,425,181)
863,568,193 1,282,761,121
Select
Shares sold 847,511,404 750,589,215
Shares issued in reinvestment of distributions ........................................................ 9,657,554 7,370,864
Shares redeemed
(907,328,707) (673,561,755)
(50,159,749) 84,398,324
28,308,659,158 (7,466,784,817)
Year Ended
10/31/24
Year Ended
10/31/23
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
25,076,170,569 $ 25,088,834,874 19,184,097,745 $ 19,189,951,147
Shares issued in reinvestment of distributions .....................
83,814,650 83,860,592 23,922,723 23,930,356
Shares redeemed ......................................
(18,282,944,345) (18,292,389,737) (14,720,816,627) (14,725,554,167)
6,877,040,874 $ 6,880,305,729 4,487,203,841 $ 4,488,327,336
Dollar
Shares sold ..........................................
63,584,538 $ 63,623,740 — $ —
Shares issued in reinvestment of distributions .....................
1,012 1,013 845 $ 846
Shares redeemed ......................................
(16,739,712) (16,752,216) — —
46,845,838 $ 46,872,537 845 $ 846
Great Pacific
Shares sold ..........................................
341,865,528 $ 342,006,436 585,024,981
(c)
$ 585,258,875
(c)
Shares issued in reinvestment of distributions .....................
28,205,285 28,217,672 19,784,211
(c)
19,788,522
(c)
Shares redeemed ......................................
— — (200,545,835)
(c)
(200,586,000)
(c)
370,070,813 $ 370,224,108 404,263,357 $ 404,461,397
Premier
Shares sold ..............................................
—
$ —
—
$ —
Shares issued in reinvestment of distributions ........................
—
—
—
—
Shares redeemed ..........................................
—
—
—
—
7,293,957,525 $ 7,297,402,374 4,891,468,043 $ 4,892,789,579

Notes to Financial Statements
(continued)

Notes to Financial Statements
(a)
There were no Bancroft Capital Shares, Cabrera Capital Markets Shares, Great Pacific Shares and Penserra Shares outstanding for the year ended October 31, 2024.
(b)
Period August 12, 2024 (commencement of operations) to October 31, 2024 for Great Pacific Shares and Penserra Shares.
(c)
Period January 23, 2023 (commencement of operations) to October 31, 2023 for Great Pacific Shares.
(d)
There were no Dollar Shares outstanding for the year ended October 31, 2024.
As of October 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 2,269,968,150 Institutional Shares of FedFund.
As of October 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 1,255,746,592 Institutional Shares of TempCash.
As of October 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
10/31/24
Year Ended
10/31/23
Fund Name/Share Class
Shares Amount Shares Amount
MuniCash
Institutional
Shares sold ..........................................
35,643,322,757 $ 35,646,598,893 35,981,486,604 $ 35,981,358,818
Shares issued in reinvestment of distributions .....................
52,437,603 52,442,847 51,656,917 51,656,128
Shares redeemed ......................................
(36,241,898,722) (36,245,055,794) (35,085,456,468) (35,085,692,424)
(546,138,362) $ (546,014,054) 947,687,053 $ 947,322,522
Dollar
(d)
Shares sold ..........................................
2,561,175 $ 2,561,175 5,093,134 $ 5,093,161
Shares issued in reinvestment of distributions .....................
49,762 49,762 52,079 52,078
Shares redeemed ......................................
(4,382,718) (4,382,793) (6,284,604) (6,284,494)
(1,771,781) $ (1,771,856) (1,139,391) $ (1,139,255)
(547,910,143) $ (547,785,910) 946,547,662 $ 946,183,267

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information

To the Shareholders of BlackRock Liquid Federal Trust Fund, FedFund, TempCash, T-Fund, Treasury Trust Fund, and MuniCash and the Board of Trustees of BlackRock
Liquidity Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Liquid Federal Trust Fund, FedFund, TempCash, T-Fund, Treasury Trust Fund, and
MuniCash (the “Funds”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
October 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
Fund Name
Exempt-Interest
Dividends
MuniCash .......................................................................................................... $ 104,366,630
Fund Name
20% Rate Long-Term
Capital Gain Dividends
MuniCash ........................................................................................................ $ 11,825
Fund Name Federal Obligation Interest
FedFund ........................................................................................................ $ 3,886,289,749
TempCash ....................................................................................................... 8,672,406
T-Fund .......................................................................................................... 2,424,896,125
Treasury Trust Fund ................................................................................................. 5,617,382,512
BlackRock Liquid Federal Trust Fund ..................................................................................... 295,948,960
Fund Name Interest Dividends
FedFund ........................................................................................................ $ 8,183,299,554
TempCash ....................................................................................................... 866,328,318
T-Fund .......................................................................................................... 5,295,191,487
Treasury Trust Fund ................................................................................................. 6,167,442,038
BlackRock Liquid Federal Trust Fund ..................................................................................... 295,948,960
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
FedFund ..................................................................................... $ 7,882,292,162 $ —
TempCash .................................................................................... 605,474,067 —
T-Fund ....................................................................................... 5,295,191,487 —
Treasury Trust Fund .............................................................................. 5,960,740,234 12,736,076
BlackRock Liquid Federal Trust Fund .................................................................. 295,948,960 93,652

Additional Information
2024
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 16, 2024
(the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Liquid Federal Trust Fund (“Liquid Federal Trust Fund”), FedFund, MuniCash, TempCash, T-Fund and Treasury Trust Fund (each a “Fund”
and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock
International Limited (the “Sub-Advisor”) with respect to TempCash. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to TempCash facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed each Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing each Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of each Fund’s portfolio.
The Board noted that for each of the one- and three-year periods reported, Treasury Trust Fund outperformed its Benchmark Weighted Average.
The Board noted that for the one- and three-year periods reported, each of Liquid Federal Trust Fund and T-Fund underperformed and outperformed, respectively, its Benchmark Weighted Average. The Board and BlackRock reviewed each Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.
The Board noted that for each of the one- and three-year periods reported, each of TempCash, MuniCash and FedFund underperformed its Benchmark Weighted
Average. The Board and BlackRock reviewed each Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable.
The Board noted that T-Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that FedFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers.
The Board noted that each of Liquid Federal Trust Fund’s, TempCash’s and Treasury Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board noted that MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers.
The Board further noted that each of TempCash and MuniCash has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board also noted that each of Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of such Funds increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of such Funds decrease below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to TempCash, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
DAC Designated Activity Company
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
2024
BlackRock Annual Financial Statements and Additional Information
The following applies to TempCash and MuniCash : This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares. The Funds generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds' current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: December 20, 2024